Consolidated Schedule of Investments
(unaudited)
September 30, 2023
BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Pa r (000) Value
Asset-Backed Securities
Cayman Islands — 0.6%
(a)(b)
AGL CLO 5 Ltd.
Series 2020-5A, Class A2R, (3-mo.
CME Term SOFR + 1.66%),
6.99%, 07/20/34 .......... USD 411 $ 405,203
Series 2020-5A, Class BR, (3-mo.
CME Term SOFR + 1.96%),
7.29%, 07/20/34 .......... 574 567,775
AIMCO CLO, Series 2018-AA, Class B,
(3-mo. CME Term SOFR + 1.66%),
6.97%, 04/17/31 ............ 256 252,979
Allegro CLO IV Ltd., Series 2016-1A,
Class BR2, (3-mo. CME Term SOFR
at 1.55% Floor + 1.81%), 7.12%,
01/15/30 ................. 252 248,170
Allegro CLO VIII Ltd., Series 2018-2A,
Class A, (3-mo. CME Term SOFR +
1.36%), 6.67%, 07/15/31 ....... 250 249,263
ALM Ltd., Series 2020-1A, Class A2,
(3-mo. CME Term SOFR + 2.11%),
7.42%, 10/15/29 ............ 252 251,639
AMMC CLO 22 Ltd., Series 2018-22A,
Class B, (3-mo. CME Term SOFR
at 1.45% Floor + 1.71%), 7.06%,
04/25/31 ................. 125 123,801
Apidos CLO XV, Series 2013-15A,
Class A1RR, (3-mo. CME Term
SOFR at 1.01% Floor + 1.27%),
6.60%, 04/20/31 ............ 618 615,851
Arbor Realty Commercial Real Estate
Notes Ltd., Series 2022-FL2,
Class A, (1-mo. CME Term SOFR
at 1.90% Floor + 1.85%), 7.18%,
05/15/37 ................. 1,919 1,902,209
Ares LV CLO Ltd., Series 2020-55A,
Class BR, (3-mo. CME Term SOFR
at 1.70% Floor + 1.96%), 7.27%,
07/15/34 ................. 790 780,836
Assurant CLO I Ltd., Series 2017-1A,
Class CR, (3-mo. CME Term SOFR
+ 2.41%), 7.74%, 10/20/34 ..... 280 273,597
Bain Capital Credit CLO Ltd., Series
2020-2A, Class BR, (3-mo. CME
Term SOFR + 1.96%), 7.28%,
07/19/34 ................. 575 565,915
Battalion CLO X Ltd., Series 2016-10A,
Class A2R2, (3-mo. CME Term
SOFR at 1.55% Floor + 1.81%),
7.16%, 01/25/35 ............ 485 470,146
Battalion CLO XI Ltd., Series 2017-11A,
Class BR, (3-mo. CME Term SOFR
at 1.72% Floor + 1.98%), 7.33%,
04/24/34 ................. 288 281,434
Benefit Street Partners CLO II Ltd.,
Series 2013-IIA, Class A2R2, (3-mo.
CME Term SOFR at 1.45% Floor +
1.71%), 7.02%, 07/15/29 ....... 610 608,398
Benefit Street Partners CLO III Ltd.,
Series 2013-IIIA, Class A2R2,
(3-mo. CME Term SOFR at 1.65%
Floor + 1.91%), 7.24%, 07/20/29 . 283 281,755
BlueMountain CLO Ltd.
Series 2013-2A, Class BR, (3-mo.
CME Term SOFR + 1.86%),
7.21%, 10/22/30 .......... 250 245,000
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Series 2014-2A, Class BR2, (3-mo.
CME Term SOFR at 1.75% Floor
+ 2.01%), 7.34%, 10/20/30 ... USD 256 $ 251,562
BlueMountain CLO XXII Ltd., Series
2018-22A, Class B, (3-mo. CME
Term SOFR at 1.50% Floor +
1.76%), 7.07%, 07/15/31 ....... 502 491,917
Canyon CLO Ltd., Series 2020-3A,
Class B, (3-mo. CME Term SOFR +
1.96%), 7.27%, 01/15/34 ....... 250 245,125
Catskill Park CLO Ltd., Series 2017-1A,
Class A1B, (3-mo. CME Term SOFR
+ 1.61%), 6.94%, 04/20/29 ..... 313 314,092
Cedar Funding XI CLO Ltd., Series
2019-11A, Class A2R, (3-mo.
CME Term SOFR at 1.35% Floor +
1.61%), 7.02%, 05/29/32 ....... 250 246,320
Chenango Park CLO Ltd., Series 2018-
1A, Class A2, (3-mo. CME Term
SOFR at 1.55% Floor + 1.81%),
7.12%, 04/15/30 ............ 401 397,131
CIFC Funding Ltd.
Series 2015-3A, Class BR, (3-mo.
CME Term SOFR at 1.15% Floor
+ 1.41%), 6.73%, 04/19/29 ... 288 283,623
Series 2017-3A, Class A2, (3-mo.
CME Term SOFR at 1.80% Floor
+ 2.06%), 7.39%, 07/20/30 ... 276 273,729
Series 2020-1A, Class BR, (3-mo.
CME Term SOFR + 1.91%),
7.22%, 07/15/36 .......... 875 867,650
Cook Park CLO Ltd., Series 2018-1A,
Class B, (3-mo. CME Term SOFR
at 1.40% Floor + 1.66%), 6.97%,
04/17/30 ................. 402 396,426
Dryden 49 Senior Loan Fund, Series
2017-49A, Class BR, (3-mo. CME
Term SOFR + 1.86%), 7.17%,
07/18/30 ................. 250 247,375
Elmwood CLO II Ltd., Series 2019-2A,
Class BR, (3-mo. CME Term SOFR
at 1.65% Floor + 1.91%), 7.24%,
04/20/34 ................. 475 471,437
Elmwood CLO IV Ltd., Series 2020-1A,
Class A, (3-mo. CME Term SOFR
at 1.24% Floor + 1.50%), 6.81%,
04/15/33 ................. 300 299,100
FS Rialto, Series 2021-FL3, Class A,
(1-mo. CME Term SOFR + 1.36%),
6.70%, 11/16/36 ............ 111 108,708
Galaxy XV CLO Ltd., Series 2013-15A,
Class ARR, (3-mo. CME Term SOFR
at 0.97% Floor + 1.23%), 6.54%,
10/15/30 ................. 259 258,859
Generate CLO 2 Ltd., Series 3A, Class
BR, (3-mo. CME Term SOFR +
2.01%), 7.34%, 10/20/29 ....... 725 720,070
GoldenTree Loan Opportunities XI Ltd.,
Series 2015-11A, Class AR2, (3-mo.
CME Term SOFR at 1.07% Floor +
1.33%), 6.64%, 01/18/31 ....... 232 232,048
Greystone CRE Notes Ltd., Series
2021-FL3, Class A, (1-mo. CME
Term SOFR + 1.13%), 6.47%,
07/15/39 ................. 863 847,472

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Gulf Stream Meridian 1 Ltd., Series
2020-IA, Class A1, (3-mo. CME
Term SOFR + 1.63%), 6.94%,
04/15/33 ................. USD 1,354 $ 1,364,597
Jamestown CLO XII Ltd., Series 2019-
1A, Class A2, (3-mo. CME Term
SOFR + 2.41%), 7.74%, 04/20/32 258 257,404
Madison Park Funding XIII Ltd., Series
2014-13A, Class BR2, (3-mo. CME
Term SOFR + 1.76%), 7.08%,
04/19/30 ................. 250 248,700
Madison Park Funding XLI Ltd., Series
12A, Class BR, (3-mo. CME Term
SOFR + 1.61%), 6.96%, 04/22/27 287 284,962
Madison Park Funding XXV Ltd., Series
2017-25A, Class A2R, (3-mo. CME
Term SOFR + 1.91%), 7.26%,
04/25/29 ................. 288 285,782
Madison Park Funding XXVI Ltd.,
Series 2017-26A, Class AR, (3-mo.
CME Term SOFR + 1.46%), 6.83%,
07/29/30 ................. 254 253,434
MF1 Multifamily Housing Mortgage
Loan Trust, Series 2021-FL6,
Class A, (1-mo. CME Term SOFR
at 1.10% Floor + 1.21%), 6.55%,
07/16/36 ................. 747 735,296
Neuberger Berman CLO XXII Ltd.,
Series 2016-22A, Class BR, (3-mo.
CME Term SOFR at 1.65% Floor +
1.91%), 7.22%, 10/17/30 ....... 250 248,150
OCP CLO Ltd., Series 2014-5A, Class
A2R, (3-mo. CME Term SOFR
at 1.40% Floor + 1.66%), 7.01%,
04/26/31 ................. 300 295,226
Octagon Investment Partners 46 Ltd.,
Series 2020-2A, Class BR, (3-mo.
CME Term SOFR at 1.65% Floor +
1.91%), 7.22%, 07/15/36 ....... 300 294,240
Octagon Investment Partners XV Ltd.,
Series 2013-1A, Class A2R, (3-mo.
CME Term SOFR + 1.61%), 6.93%,
07/19/30 ................. 263 262,846
OHA Credit Funding 3 Ltd., Series
2019-3A, Class BR, (3-mo. CME
Term SOFR + 1.91%), 7.24%,
07/02/35 ................. 308 304,950
OHA Credit Funding 7 Ltd., Series
2020-7A, Class AR, (3-mo. CME
Term SOFR + 1.30%), 6.62%,
02/24/37 ................. 250 247,407
Park Avenue Institutional Advisers CLO
Ltd., Series 2016-1A, Class A2R,
(3-mo. CME Term SOFR at 1.80%
Floor + 2.06%), 7.44%, 08/23/31 . 269 264,401
Pikes Peak CLO 1, Series 2018-1A,
Class A, (3-mo. CME Term SOFR +
1.44%), 6.79%, 07/24/31 ....... 278 276,237
Pikes Peak CLO 8, Series 2021-8A,
Class A, (3-mo. CME Term SOFR +
1.43%), 6.76%, 07/20/34 ....... 250 248,080
Recette CLO Ltd., Series 2015-1A,
Class BRR, (3-mo. CME Term
SOFR at 1.40% Floor + 1.66%),
6.99%, 04/20/34 ............ 250 245,400
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Regatta XVIII Funding Ltd., Series
2021-1A, Class B, (3-mo. CME Term
SOFR at 1.45% Floor + 1.71%),
7.02%, 01/15/34 ............ USD 250 $ 247,475
Rockford Tower CLO Ltd.
Series 2017-1A, Class BR2A, (3-mo.
CME Term SOFR + 1.91%),
7.24%, 04/20/34 .......... 250 243,850
Series 2018-1A, Class A, (3-mo.
CME Term SOFR at 1.10% Floor
+ 1.36%), 6.74%, 05/20/31 ... 242 241,165
Signal Peak CLO 8 Ltd.
Series 2020-8A, Class A, (3-mo.
CME Term SOFR + 1.53%),
6.86%, 04/20/33 .......... 250 248,475
Series 2020-8A, Class B, (3-mo.
CME Term SOFR + 1.91%),
7.24%, 04/20/33 .......... 250 245,464
Sixth Street CLO XVI Ltd.
Series 2020-16A, Class A1A, (3-mo.
CME Term SOFR at 1.32% Floor
+ 1.58%), 6.91%, 10/20/32 ... 302 301,700
Series 2020-16A, Class B, (3-mo.
CME Term SOFR at 1.85% Floor
+ 2.11%), 7.44%, 10/20/32 ... 290 288,687
TICP CLO IX Ltd., Series 2017-9A,
Class B, (3-mo. CME Term SOFR +
1.86%), 7.19%, 01/20/31 ....... 250 248,475
TICP CLO VI Ltd.
Series 2016-6A, Class AR2, (3-mo.
CME Term SOFR + 1.38%),
6.69%, 01/15/34 .......... 250 248,974
Series 2016-6A, Class BR2, (3-mo.
CME Term SOFR + 1.76%),
7.07%, 01/15/34 .......... 250 247,100
TICP CLO XII Ltd., Series 2018-12A,
Class BR, (3-mo. CME Term SOFR
+ 1.91%), 7.22%, 07/15/34 ..... 300 297,090
Trestles CLO III Ltd., Series 2020-3A,
Class A1, (3-mo. LIBOR USD at
1.33% Floor + 1.33%), 6.92%,
01/20/33 ................. 870 865,869
Trinitas CLO XIV Ltd.
Series 2020-14A, Class B, (3-mo.
CME Term SOFR at 2.00% Floor
+ 2.26%), 7.61%, 01/25/34 ... 452 444,995
Series 2020-14A, Class C, (3-mo.
CME Term SOFR + 3.26%),
8.61%, 01/25/34 .......... 343 339,322
Voya CLO Ltd., Series 2017-3A, Class
A1R, (3-mo. CME Term SOFR +
1.30%), 6.63%, 04/20/34 ....... 300 298,278
Whitebox CLO II Ltd.
Series 2020-2A, Class A1R, (3-mo.
CME Term SOFR at 1.22% Floor
+ 1.48%), 6.83%, 10/24/34 ... 397 393,792
Series 2020-2A, Class BR, (3-mo.
CME Term SOFR at 1.75% Floor
+ 2.01%), 7.36%, 10/24/34 ... 274 270,661
26,665,099

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Ireland — 0.1%
(b)
CIFC European Funding CLO II
DAC, Series 2X, Class B1, (3-mo.
EURIBOR + 1.60%), 5.26%,
04/15/33
(c)
................ EUR 207 $ 211,495
Harvest CLO XVIII DAC, Series 18X,
Class B, (3-mo. EURIBOR + 1.20%),
4.86%, 10/15/30
(c)
........... 231 236,501
Holland Park CLO DAC, Series 1X,
Class A1RR, (3-mo. EURIBOR +
0.92%), 4.71%, 11/14/32
(c)
...... 135 139,896
OAK Hill European Credit Partners VI
DAC, Series 2017-6X, Class B1,
(3-mo. EURIBOR + 1.20%), 4.91%,
01/20/32
(c)
................ 160 164,012
OCP Euro CLO DAC, Series 2017-2X,
Class B, (3-mo. EURIBOR + 1.35%),
5.01%, 01/15/32
(c)
........... 268 276,423
Prodigy Finance DAC
(a)
Series 2021-1A, Class B, (1-mo.
CME Term SOFR + 2.61%),
7.93%, 07/25/51 .......... USD 206 204,665
Series 2021-1A, Class C, (1-mo.
CME Term SOFR + 3.86%),
9.18%, 07/25/51 .......... 120 120,352
Series 2021-1A, Class D, (1-mo.
CME Term SOFR + 6.01%),
11.33%, 07/25/51 ......... 208 207,663
Rockford Tower Europe CLO DAC,
Series 2018-1X, Class B, (3-mo.
EURIBOR + 1.85%), 5.75%,
12/20/31
(c)
................ EUR 207 215,862
1,776,869
Jersey, Channel Islands — 0.0%
AGL Static CLO 18 Ltd., Series 2022-
18A, Class B, (3-mo. CME Term
SOFR + 2.00%), 7.33%, 04/21/31
(a)
(b)
...................... USD 949 943,367
United States — 0.8%
AccessLex Institute, Series 2007-A,
Class A3, (3-mo. LIBOR USD +
0.30%), 5.95%, 05/25/36
(b)
..... 396 385,059
Ajax Mortgage Loan Trust
(a)(b)
Series 2021-E, Class A1, 1.74%,
12/25/60 ............... 4,818 4,052,844
Series 2021-E, Class A2, 2.69%,
12/25/60 ............... 726 577,974
Series 2021-E, Class B1, 3.73%,
12/25/60 ............... 480 377,441
Series 2021-E, Class M1, 2.94%,
12/25/60 ............... 377 292,341
Arbor Realty Commercial Real Estate
Notes Ltd., Series 2021-FL4, Class
A, (1-mo. CME Term SOFR +
1.46%), 6.80%, 11/15/36
(a)(b)
.... 194 191,333
Bankers Healthcare Group
Securitization Trust, Series 2020-A,
Class C, 5.17%, 09/17/31
(a)
..... 240 225,277
Battalion CLO XX Ltd., Series 2021-
20A, Class A, (3-mo. CME Term
SOFR + 1.44%), 6.75%, 07/15/34
(a)
(b)
...................... 612 607,916
College Avenue Student Loans LLC,
Series 2021-B, Class D, 3.78%,
06/25/52
(a)
................ 100 87,777
Security
Par (000)
Par (000) Value
United States (continued)
FS Rialto Issuer LLC, Series 2022-FL6,
Class A, (1-mo. CME Term SOFR
at 2.63% Floor + 2.58%), 7.91%,
08/17/37
(a)(b)
............... USD 1,997 $ 1,992,375
GoodLeap Sustainable Home Solutions
Trust, Series 2021-3CS, Class A,
2.10%, 05/20/48
(a)
........... 1,385 1,030,925
Lendmark Funding Trust, Series 2021-
2A, Class D, 4.46%, 04/20/32
(a)
.. 640 489,978
Mariner Finance Issuance Trust,
Series 2020-AA, Class A, 2.19%,
08/21/34
(a)
................ 1,414 1,372,388
Navient Private Education Refi Loan
Trust
(a)
Series 2021-DA, Class A, (US Prime
Rate - 1.99%), 6.51%, 04/15/60
(b)
2,483 2,383,161
Series 2021-DA, Class B, 2.61%,
04/15/60 ............... 747 662,182
Series 2021-DA, Class C, 3.48%,
04/15/60 ............... 1,926 1,687,852
Series 2021-DA, Class D, 4.00%,
04/15/60 ............... 614 549,952
Nelnet Student Loan Trust
(a)
Series 2021-A, Class D, 4.93%,
04/20/62 ............... 1,554 1,266,539
Series 2021-BA, Class C, 3.57%,
04/20/62 ............... 1,640 1,302,713
Oportun Issuance Trust
(a)
Series 2021-B, Class A, 1.47%,
05/08/31 ............... 1,827 1,668,408
Series 2021-B, Class B, 1.96%,
05/08/31 ............... 440 400,007
Pagaya AI Debt Selection Trust, Series
2021-2, Class NOTE, 3.00%,
01/25/29
(a)
................ 997 962,794
Progress Residential Trust, Series
2021-SFR3, Class F, 3.44%,
05/17/26
(a)
................ 699 607,097
RMIT Cash Management LLC, Series
2021-3, Class A, 3.88%, 10/17/33
(d)
5,969 5,193,030
SMB Private Education Loan Trust
(a)
Series 2021-A, Class C, 2.99%,
01/15/53 ............... 2,918 2,441,983
Series 2021-A, Class D2, 3.86%,
01/15/53 ............... 809 724,593
Series 2021-C, Class B, 2.30%,
01/15/53 ............... 389 349,693
Series 2021-C, Class C, 3.00%,
01/15/53 ............... 362 307,763
Series 2021-C, Class D, 3.93%,
01/15/53 ............... 190 174,713
32,366,108
Total Asset-Backed Securities — 1.5%
(Cost: $66,371,294) .............................. 61,751,443
Shares
Shares
Common Stocks
Australia — 0.5%
ANZ Group Holdings Ltd. ........ 15,236 249,896
BHP Group Ltd. ............... 84,345 2,369,321
Endeavour Group Ltd. .......... 54,564 184,223
Glencore plc ................. 2,242,703 12,771,099

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Australia (continued)
Medibank Pvt Ltd. ............. 266,189 $ 587,515
Metcash Ltd. ................. 108,822 263,454
Newcrest Mining Ltd. ........... 6,341 99,912
Northern Star Resources Ltd. ...... 41,487 275,484
Origin Energy Ltd. ............. 102,951 579,711
Qantas Airways Ltd.
(e)
........... 91,116 301,639
Quintis HoldCo Pty. Ltd.
(d)(e)(f)
...... 7,642,509 49
South32 Ltd. ................. 163,349 352,704
Wesfarmers Ltd. .............. 14,548 492,362
WiseTech Global Ltd. ........... 4,675 194,061
Woolworths Group Ltd. .......... 21,853 523,187
19,244,617
Belgium — 0.0%
Ackermans & van Haaren NV ..... 931 140,683
KBC Group NV ............... 10,598 659,796
UCB SA .................... 2,257 184,869
985,348
Brazil — 0.2%
Ambev SA .................. 733,033 1,913,319
B3 SA - Brasil Bolsa Balcao ....... 318,097 776,487
Cielo SA .................... 1,129,450 793,180
Cosan SA ................... 44,912 152,430
Embraer SA
(e)
................ 174,359 598,708
Engie Brasil Energia SA ......... 13,104 108,084
Lojas Renner SA .............. 217,212 579,053
MercadoLibre, Inc.
(e)
............ 813 1,030,787
Petroreconcavo S/A ............ 5,080 21,153
Telefonica Brasil SA ............ 62,065 530,569
TIM SA .................... 38,173 113,534
Transmissora Alianca de Energia
Eletrica SA ................ 25,226 173,592
6,790,896
Canada — 1.4%
Barrick Gold Corp. ............. 86,950 1,263,040
BCE, Inc. ................... 4,433 169,226
Brookfield Corp., Class A ......... 15,616 488,284
Cameco Corp.
(g)
............... 198,997 7,888,241
Canadian National Railway Co. .... 21,567 2,335,571
Canadian Natural Resources Ltd. ... 3,564 230,489
Canadian Tire Corp. Ltd., Class A ... 876 94,195
Enbridge, Inc. ................ 800,379 26,546,714
George Weston Ltd. ............ 2,767 306,860
Loblaw Cos. Ltd. .............. 3,320 282,075
Metro, Inc. .................. 33,143 1,721,264
National Bank of Canada ........ 2,977 197,765
Pembina Pipeline Corp. ......... 45,249 1,360,551
Rogers Communications, Inc., Class B 24,754 950,430
Royal Bank of Canada .......... 16,521 1,443,801
Shopify, Inc., Class A
(e)
.......... 16,802 917,136
Suncor Energy, Inc. ............ 282,177 9,704,022
Teck Resources Ltd., Class B ..... 50,067 2,157,387
TELUS Corp. ................ 12,606 205,854
58,262,905
Cayman Islands — 0.0%
Teya Services Ltd., Series C, (Acquired
11/16/21, cost $2,251,184)
(d)(e)(h)
.. 1,159 608,185
China — 0.9%
Agricultural Bank of China Ltd., Class H 585,000 217,541
Alibaba Group Holding Ltd.
(e)
...... 161,200 1,747,760
Anhui Gujing Distillery Co. Ltd., Class B 4,200 70,395
Baidu, Inc., Class A
(e)
........... 80,400 1,353,186
BOC Hong Kong Holdings Ltd. ..... 45,500 124,209
Security
Shares
Shares Value
China (continued)
BYD Co. Ltd., Class H .......... 367,500 $ 11,322,758
BYD Electronic International Co. Ltd. 6,500 29,529
China Construction Bank Corp., Class
H ...................... 1,267,000 712,247
China Merchants Bank Co. Ltd., Class
H ...................... 112,500 467,056
China Tower Corp. Ltd., Class H
(a)(c)
. 2,326,000 222,203
COSCO SHIPPING Energy
Transportation Co. Ltd., Class A .. 65,100 120,615
Dongfang Electric Corp. Ltd., Class A 86,500 185,625
ENN Energy Holdings Ltd. ........ 20,500 168,924
Industrial & Commercial Bank of China
Ltd., Class H ............... 953,000 457,098
JA Solar Technology Co. Ltd., Class A 28,400 99,984
JD Health International, Inc.
(a)(c)(e)
... 26,850 137,979
JD.com, Inc., Class A ........... 24,704 359,414
Kindstar Globalgene Technology, Inc.
(a)
(c)(d)(e)
.................... 1,655,500 334,020
Lenovo Group Ltd. ............. 218,000 223,522
Li Auto, Inc., Class A
(e)
.......... 83,000 1,481,189
LONGi Green Energy Technology Co.
Ltd., Class A ............... 507,700 1,906,560
Meituan
(a)(c)(e)
................. 51,910 751,459
Ningbo Deye Technology Co. Ltd.,
Class A .................. 67,900 721,844
Nongfu Spring Co. Ltd., Class H
(a)(c)
.. 36,800 211,052
NXP Semiconductors NV ........ 4,586 916,833
PetroChina Co. Ltd., Class H ...... 696,000 521,605
Shanghai Fosun Pharmaceutical Group
Co. Ltd., Class H ............ 83,500 195,269
Shanxi Xinghuacun Fen Wine Factory
Co. Ltd., Class A ............ 10,900 360,076
SITC International Holdings Co. Ltd. . 160,000 268,449
Tencent Holdings Ltd. ........... 216,500 8,392,397
Trina Solar Co. Ltd., Class A ...... 175,777 739,143
Trip.com Group Ltd.
(e)
........... 17,350 611,527
Want Want China Holdings Ltd. .... 146,000 95,157
Wilmar International Ltd. ......... 108,100 294,172
Yum China Holdings, Inc. ........ 4,368 243,385
36,064,182
Denmark — 0.3%
AP Moller - Maersk A/S, Class B .... 648 1,165,684
DSV A/S .................... 9,202 1,714,707
Novo Nordisk A/S, Class B ....... 112,587 10,251,189
13,131,580
Finland — 0.0%
Elisa OYJ ................... 12,611 584,812
Kesko OYJ, Class B ............ 7,334 131,398
Kone OYJ, Class B ............ 23,814 1,003,523
1,719,733
France — 2.7%
Accor SA ................... 109,399 3,679,573
AXA SA .................... 19,152 568,218
BNP Paribas SA .............. 366,327 23,293,370
Bollore SE .................. 39,981 214,586
Carrefour SA ................. 19,457 334,176
Cie de Saint-Gobain SA ......... 276,555 16,551,929
Dassault Systemes SE .......... 36,420 1,352,727
EssilorLuxottica SA ............ 80,242 13,957,742
Hermes International SCA ........ 1,354 2,468,109
Kering SA ................... 17,009 7,728,262
La Francaise des Jeux SAEM
(a)(c)
... 21,435 696,202
L'Oreal SA .................. 6,943 2,877,263

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
France (continued)
LVMH Moet Hennessy Louis Vuitton SE 24,572 $ 18,547,699
Remy Cointreau SA ............ 1,088 132,645
SCOR SE ................... 10,367 321,863
Societe Generale SA ........... 31,419 760,265
Teleperformance SE ............ 2,426 304,600
TotalEnergies SE .............. 103,125 6,780,403
Vinci SA .................... 104,637 11,576,101
Worldline SA
(a)(c)(e)
............. 4,364 122,503
112,268,236
Germany — 1.9%
BASF SE ................... 6,682 302,460
Bayer AG (Registered) .......... 129,091 6,199,520
Bayerische Motoren Werke AG .... 29,699 3,016,444
Carl Zeiss Meditec AG .......... 3,709 323,324
Commerzbank AG ............. 341,768 3,878,845
Continental AG ............... 7,530 529,074
Deutsche Lufthansa AG (Registered)
(e)
17,746 140,431
Fresenius SE & Co. KGaA ........ 7,385 229,380
Lanxess AG ................. 25,882 654,340
Mercedes-Benz Group AG ........ 149,279 10,389,336
Merck KGaA ................. 9,649 1,608,559
Muenchener Rueckversicherungs-
Gesellschaft AG (Registered) .... 1,190 463,449
SAP SE .................... 185,119 23,962,178
SAP SE, ADR
(g)
............... 17,100 2,211,372
Scout24 SE
(a)(c)
............... 6,079 421,509
Siemens AG (Registered) ........ 151,546 21,657,250
Symrise AG ................. 19,376 1,844,573
Telefonica Deutschland Holding AG . 244,743 437,740
thyssenkrupp AG .............. 78,656 597,968
United Internet AG (Registered) .... 4,292 91,741
Zalando SE
(a)(c)(e)
.............. 53,138 1,180,638
80,140,131
Hong Kong — 0.3%
AIA Group Ltd. ............... 1,092,000 8,831,164
ASMPT Ltd. ................. 30,400 270,853
CK Asset Holdings Ltd. .......... 61,000 320,408
Hang Seng Bank Ltd. ........... 20,000 248,150
Hongkong Land Holdings Ltd. ..... 50,500 180,098
MTR Corp. Ltd. ............... 69,000 272,579
Orient Overseas International Ltd. .. 41,000 546,094
Prudential plc ................ 34,433 370,132
WH Group Ltd.
(a)(c)
............. 435,000 227,687
11,267,165
India — 0.1%
Bajaj Auto Ltd. ................ 8,660 526,734
Eicher Motors Ltd. ............. 6,009 248,946
HCL Technologies Ltd. .......... 10,889 161,391
Indian Oil Corp. Ltd. ............ 137,387 150,267
Kotak Mahindra Bank Ltd. ........ 16,095 335,420
Tata Consultancy Services Ltd. .... 4,774 202,142
Think & Learn Pvt Ltd., Series
F, (Acquired 12/11/20, cost
$2,928,536)
(d)(e)(h)
............ 1,951 1,469,497
3,094,397
Indonesia — 0.0%
Bank Central Asia Tbk. PT ........ 1,172,700 668,128
Ireland — 0.0%
Kingspan Group plc ............ 23,849 1,781,120
Israel — 0.3%
Nice Ltd., ADR
(e)(g)
............. 69,135 11,752,950
Security
Shares
Shares Value
Italy — 0.6%
Coca-Cola HBC AG ............ 27,557 $ 753,513
Enel SpA ................... 94,930 582,182
Ferrari NV .................. 18,746 5,526,048
FinecoBank Banca Fineco SpA .... 32,844 396,600
Intesa Sanpaolo SpA ........... 3,457,920 8,856,489
Snam SpA .................. 111,077 521,204
UniCredit SpA ................ 335,161 7,985,677
24,621,713
Japan — 4.0%
AGC, Inc. ................... 2,100 73,600
Alfresa Holdings Corp. .......... 15,300 250,848
ANA Holdings, Inc.
(e)
............ 9,400 196,818
Aozora Bank Ltd.
(g)
............. 23,100 471,933
Astellas Pharma, Inc. ........... 107,765 1,491,643
Bank of Kyoto Ltd. (The) ......... 5,000 281,819
BayCurrent Consulting, Inc. ....... 32,800 1,092,989
Bridgestone Corp. ............. 7,900 307,847
Capcom Co. Ltd. .............. 300 10,798
Chugai Pharmaceutical Co. Ltd. .... 6,500 200,421
Coca-Cola Bottlers Japan Holdings,
Inc. ..................... 14,600 191,830
East Japan Railway Co. ......... 3,100 177,404
FANUC Corp. ................ 404,300 10,514,805
FUJIFILM Holdings Corp. ........ 28,600 1,654,527
Heiwa Corp.
(g)
................ 5,800 83,240
Honda Motor Co. Ltd. ........... 838,500 9,432,870
Hoya Corp. .................. 77,793 7,967,363
Ito En Ltd. ................... 6,300 202,344
Japan Airlines Co. Ltd. .......... 795,300 15,452,027
Japan Post Bank Co. Ltd. ........ 61,500 535,164
Jeol Ltd. .................... 4,300 127,927
JFE Holdings, Inc. ............. 21,100 308,995
Kakaku.com, Inc. .............. 26,700 270,381
Kamigumi Co. Ltd. ............. 7,700 158,574
Kawasaki Heavy Industries Ltd. .... 20,600 498,414
Kawasaki Kisen Kaisha Ltd.
(g)
..... 27,100 924,811
Kewpie Corp. ................ 10,400 167,184
Keyence Corp. ............... 42,298 15,642,896
Komatsu Ltd. ................ 216,700 5,844,646
Kose Corp. .................. 60,900 4,414,156
Kyocera Corp. ................ 4,600 233,210
Lixil Corp.
(g)
.................. 67,200 780,979
M3, Inc. .................... 6,200 112,460
Makita Corp. ................. 10,000 246,592
Mani, Inc. ................... 8,300 100,642
Marubeni Corp. ............... 17,600 274,353
Mazda Motor Corp. ............ 47,100 534,797
Medipal Holdings Corp. .......... 9,200 155,512
MEIJI Holdings Co. Ltd. ......... 10,900 270,909
Mitsubishi Electric Corp. ......... 14,300 176,669
Mitsubishi Heavy Industries Ltd. .... 11,300 630,279
Mitsubishi Motors Corp. ......... 194,700 848,562
Mitsubishi UFJ Financial Group, Inc. . 2,696,800 22,853,103
Mitsui & Co. Ltd. .............. 276,500 10,028,641
Mitsui OSK Lines Ltd.
(g)
.......... 36,400 1,000,238
Money Forward, Inc.
(e)
.......... 7,100 226,626
NET One Systems Co. Ltd. ....... 18,300 347,285
Nihon M&A Center Holdings, Inc. ... 47,600 228,763
Nintendo Co. Ltd. .............. 30,200 1,254,900
Nippon Paint Holdings Co. Ltd. ..... 47,500 319,016
Nippon Steel Corp. ............. 7,900 185,082
Nippon Yusen KK .............. 78,400 2,035,644
Nomura Research Institute Ltd. .... 54,000 1,403,553
Oracle Corp. Japan ............ 2,700 200,003
Otsuka Corp. ................ 17,000 719,245

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Japan (continued)
Pigeon Corp. ................. 12,500 $ 141,092
Rakus Co. Ltd. ............... 81,400 1,116,764
Santen Pharmaceutical Co. Ltd. .... 23,100 211,951
Sega Sammy Holdings, Inc. ....... 34,800 641,797
Sekisui House Ltd. ............. 8,000 159,212
SG Holdings Co. Ltd. ........... 15,700 200,989
Shimano, Inc. ................ 2,000 267,689
Shin-Etsu Chemical Co. Ltd. ...... 33,600 975,934
Shiseido Co. Ltd. .............. 56,400 1,976,491
Skylark Holdings Co. Ltd.
(e)(g)
...... 18,800 257,169
SMC Corp. .................. 21,900 9,816,945
SoftBank Corp. ............... 22,000 249,003
Sojitz Corp. .................. 6,800 148,958
Sompo Holdings, Inc. ........... 4,700 201,427
Stanley Electric Co. Ltd. ......... 18,800 296,872
Suzuken Co. Ltd. .............. 5,800 179,373
Sysmex Corp. ................ 177,800 8,448,554
Takeda Pharmaceutical Co. Ltd. .... 52,400 1,624,217
Terumo Corp. ................ 17,800 471,181
Tokyo Electron Ltd. ............ 13,700 1,871,314
TOTO Ltd. .................. 17,700 456,745
Toyota Motor Corp. ............ 759,100 13,618,503
Yakult Honsha Co. Ltd. .......... 5,800 140,864
ZOZO, Inc. .................. 66,400 1,215,863
168,804,244
Jordan — 0.0%
Hikma Pharmaceuticals plc ....... 7,937 201,546
Luxembourg — 0.0%
ArcelorMittal SA ............... 24,264 607,475
Mexico — 0.1%
Fibra Uno Administracion SA de CV . 341,010 570,388
Fomento Economico Mexicano SAB de
CV ..................... 48,936 533,459
Grupo Aeroportuario del Sureste SAB
de CV, Class B ............. 16,624 407,361
Grupo Financiero Banorte SAB de CV,
Class O .................. 71,157 596,408
Southern Copper Corp.
(g)
......... 8,543 643,203
Wal-Mart de Mexico SAB de CV .... 479,188 1,808,692
4,559,511
Netherlands — 2.3%
ABN AMRO Bank NV, CVA
(a)(c)
..... 111,407 1,574,466
ASML Holding NV ............. 47,497 27,963,876
BE Semiconductor Industries NV ... 9,795 958,014
ING Groep NV ................ 2,017,262 26,587,650
Koninklijke Ahold Delhaize NV ..... 9,925 299,136
Koninklijke Vopak NV ........... 39,263 1,343,029
Shell plc .................... 881,658 28,383,114
Shell plc, ADR
(g)
............... 173,559 11,173,729
Wolters Kluwer NV ............. 3,223 390,226
98,673,240
Norway — 0.1%
Equinor ASA ................. 86,059 2,820,330
Norsk Hydro ASA .............. 21,111 132,109
2,952,439
Peru — 0.0%
Credicorp Ltd. ................ 2,385 305,208
Saudi Arabia — 0.0%
Dr Sulaiman Al Habib Medical Services
Group Co. ................ 3,192 200,603
Saudi Arabian Oil Co.
(a)(c)
......... 16,019 149,234
Security
Shares
Shares Value
Saudi Arabia (continued)
Saudi Telecom Co. ............. 42,617 $ 427,400
777,237
Singapore — 0.1%
DBS Group Holdings Ltd. ........ 6,500 159,638
Genting Singapore Ltd. .......... 614,200 379,169
Keppel Corp. Ltd. .............. 70,800 351,581
NetLink NBN Trust
(c)
............ 114,000 69,974
Oversea-Chinese Banking Corp. Ltd. 37,100 346,961
Seatrium Ltd.
(e)
............... 2,948,734 288,329
Singapore Airlines Ltd. .......... 57,600 271,712
Singapore Technologies Engineering
Ltd. ..................... 119,000 339,608
Singapore Telecommunications Ltd. . 240,900 426,416
STMicroelectronics NV .......... 52,356 2,257,752
Venture Corp. Ltd. ............. 17,300 156,207
5,047,347
South Africa — 0.0%
Anglo American Platinum Ltd. ..... 5,543 206,883
Anglo American plc ............ 19,518 535,957
Capitec Bank Holdings Ltd. ....... 5,307 479,864
Kumba Iron Ore Ltd. ............ 19,822 476,126
1,698,830
South Korea — 0.5%
Amorepacific Corp. ............ 44,179 3,992,091
DB Insurance Co. Ltd. .......... 3,166 209,778
Fila Holdings Corp. ............ 6,310 168,581
GS Engineering & Construction Corp. 21,846 227,287
Hana Financial Group, Inc. ....... 6,874 215,352
Hanwha Aerospace Co. Ltd. ...... 3,430 265,440
HD Hyundai Infracore Co. Ltd. ..... 175,118 1,375,106
Hyundai Marine & Fire Insurance Co.
Ltd. ..................... 6,476 155,495
KB Financial Group, Inc. ......... 40,027 1,632,577
Korea Shipbuilding & Offshore
Engineering Co. Ltd.
(e)
........ 2,006 164,866
Meritz Financial Group, Inc.
(e)
...... 13,702 560,755
NCSoft Corp. ................ 5,619 923,824
Samsung C&T Corp. ........... 5,407 431,102
Samsung Electronics Co. Ltd. ..... 40,118 2,028,131
Samsung Fire & Marine Insurance Co.
Ltd. ..................... 5,727 1,101,452
SK Hynix, Inc. ................ 87,618 7,418,151
20,869,988
Spain — 0.5%
Aena SME SA
(a)(c)
.............. 2,165 325,784
Banco Santander SA ........... 162,779 619,874
Cellnex Telecom SA
(a)(c)
.......... 549,907 19,126,865
Endesa SA .................. 11,126 226,430
Industria de Diseno Textil SA ...... 26,803 997,395
Repsol SA .................. 10,060 165,477
21,461,825
Sweden — 0.2%
Assa Abloy AB, Class B ......... 212,822 4,624,318
Atlas Copco AB, Class A ......... 31,245 419,641
Epiroc AB, Class A ............. 22,993 436,574
Evolution AB
(a)(c)
............... 3,112 314,030
Hexagon AB, Class B ........... 35,593 302,923
Industrivarden AB, Class A ....... 11,042 291,169
Nibe Industrier AB, Class B ....... 188,778 1,234,183
SKF AB, Class B .............. 65,664 1,090,124
Telefonaktiebolaget LM Ericsson, Class
B ...................... 115,825 564,272

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Sweden (continued)
Telia Co. AB ................. 528,674 $ 1,090,495
Volvo Car AB, Class B
(e)
......... 30,405 122,983
10,490,712
Switzerland — 0.7%
Alcon, Inc. .................. 197,939 15,274,448
Barry Callebaut AG (Registered) .... 160 254,439
Clariant AG (Registered) ......... 55,814 879,999
Flughafen Zurich AG (Registered) ... 1,313 249,990
Geberit AG (Registered) ......... 552 275,270
Julius Baer Group Ltd. .......... 2,851 182,487
Kuehne + Nagel International AG
(Registered) ............... 5,753 1,634,605
Lonza Group AG (Registered) ..... 15,752 7,286,042
Novartis AG (Registered) ........ 46,883 4,788,097
PSP Swiss Property AG (Registered) 1,345 158,686
Swisscom AG (Registered) ....... 482 286,207
31,270,270
Taiwan — 0.5%
Acer, Inc. ................... 123,000 138,594
ASE Technology Holding Co. Ltd. ... 96,000 327,692
Asustek Computer, Inc. .......... 52,000 591,711
Chunghwa Telecom Co. Ltd. ...... 217,000 779,980
Compal Electronics, Inc. ......... 530,000 505,043
Eva Airways Corp. ............. 1,012,000 933,617
Far EasTone Telecommunications Co.
Ltd. ..................... 126,000 283,802
Lite-On Technology Corp. ........ 106,000 400,193
MediaTek, Inc. ................ 20,000 457,257
Quanta Computer, Inc. .......... 274,000 2,050,646
Taiwan Mobile Co. Ltd. .......... 86,000 252,117
Taiwan Semiconductor Manufacturing
Co. Ltd. .................. 948,000 15,458,320
Wistron Corp. ................ 165,000 522,532
Wiwynn Corp. ................ 9,000 419,676
23,121,180
United Arab Emirates — 0.0%
NMC Health plc
(d)(e)
............. 284,408 3
United Kingdom — 2.3%
AstraZeneca plc .............. 102,980 13,890,406
AstraZeneca plc, ADR .......... 75,692 5,125,862
Auto Trader Group plc
(a)(c)
........ 188,614 1,417,241
BAE Systems plc .............. 1,253,749 15,235,364
Barclays plc ................. 2,654,018 5,115,431
BP plc ..................... 171,006 1,102,294
British American Tobacco plc ...... 21,925 688,417
Bunzl plc ................... 3,068 109,263
Burberry Group plc ............. 31,376 727,137
CNH Industrial NV ............. 97,046 1,178,104
Compass Group plc ............ 344,912 8,395,708
Direct Line Insurance Group plc
(e)
... 174,331 364,705
Dowlais Group plc ............. 118,620 155,438
Genius Sports Ltd.
(e)
............ 154,301 822,424
Kingfisher plc ................ 135,698 368,368
Legal & General Group plc ....... 104,125 280,964
Lloyds Banking Group plc ........ 2,802,296 1,505,939
London Stock Exchange Group plc .. 27,016 2,707,704
National Grid plc .............. 14,850 177,596
NatWest Group plc ............. 314,857 900,666
Pearson plc ................. 54,173 571,566
RELX plc ................... 277,934 9,377,475
Spirax-Sarco Engineering plc ...... 31,388 3,633,264
Standard Chartered plc .......... 26,719 245,749
Security
Shares
Shares Value
United Kingdom (continued)
Unilever plc .................. 473,868 $ 23,440,735
97,537,820
United States — 37.8%
3M Co. ..................... 14,523 1,359,643
Abbott Laboratories ............ 189,788 18,380,968
AbbVie, Inc. ................. 4,076 607,569
Activision Blizzard, Inc. .......... 27,313 2,557,316
Adobe, Inc.
(e)
................. 7,053 3,596,325
Advanced Micro Devices, Inc.
(e)
.... 113,008 11,619,483
AES Corp. (The) .............. 29,343 446,014
Air Products & Chemicals, Inc. ..... 48,916 13,862,794
Albemarle Corp.
(g)
............. 49,140 8,355,766
Allegion plc .................. 7,584 790,253
Allstate Corp. (The) ............ 14,102 1,571,104
Alphabet, Inc., Class C
(e)
......... 538,351 70,981,579
Amazon.com, Inc.
(e)
............ 435,921 55,414,278
American Airlines Group, Inc.
(e)
..... 25,251 323,465
American International Group, Inc. .. 9,106 551,824
American Tower Corp. .......... 75,395 12,398,708
Amgen, Inc. ................. 3,131 841,488
ANSYS, Inc.
(e)
................ 20,825 6,196,479
Aon plc, Class A .............. 1,024 332,001
APA Corp. .................. 7,753 318,648
Apple, Inc.
(i)
................. 464,284 79,490,064
Applied Materials, Inc. .......... 91,891 12,722,309
Aptiv plc
(e)
................... 81,516 8,036,662
Archer-Daniels-Midland Co. ....... 158,382 11,945,170
Assurant, Inc. ................ 4,124 592,124
Astra Space, Inc., Class A
(e)
....... 16,635 30,775
AT&T, Inc. ................... 47,832 718,437
Atlassian Corp., Class A
(e)
........ 5,924 1,193,745
Autodesk, Inc.
(e)
............... 15,266 3,158,688
AutoZone, Inc.
(e)
.............. 390 990,596
Ball Corp. ................... 5,565 277,026
Berkshire Hathaway, Inc., Class B
(e)
. 5,577 1,953,623
Boeing Co. (The)
(e)
............. 5,140 985,235
Booking Holdings, Inc.
(e)
......... 1,924 5,933,520
Boston Scientific Corp.
(e)
......... 451,655 23,847,384
Broadcom, Inc. ............... 602 500,009
Bunge Ltd. .................. 110,918 12,006,873
Cadence Design Systems, Inc.
(e)
... 39,384 9,227,671
California Resources Corp.
(g)
...... 19,577 1,096,508
Campbell Soup Co.
(g)
........... 9,935 408,130
Centene Corp.
(e)
.............. 38,575 2,657,046
CF Industries Holdings, Inc. ....... 137,457 11,785,563
CH Robinson Worldwide, Inc.
(g)
.... 2,791 240,389
Charter Communications, Inc., Class
A
(e)
..................... 21,205 9,326,383
Chesapeake Energy Corp.
(g)
...... 3,656 315,257
Chevron Corp. ................ 8,814 1,486,217
Chubb Ltd. .................. 78,588 16,360,450
Cigna Group (The) ............. 7,465 2,135,513
Cintas Corp. ................. 2,395 1,152,019
Cisco Systems, Inc. ............ 9,001 483,894
Citigroup, Inc. ................ 19,328 794,961
Clorox Co. (The) .............. 7,385 967,878
CME Group, Inc., Class A
(g)
....... 7,308 1,463,208
Coca-Cola Co. (The) ........... 43,610 2,441,288
Colgate-Palmolive Co. .......... 22,164 1,576,082
Comcast Corp., Class A ......... 208,433 9,241,919
ConocoPhillips ............... 119,769 14,348,326
Constellation Brands, Inc., Class A .. 14,383 3,614,879
Costco Wholesale Corp. ......... 34,853 19,690,551
Coterra Energy, Inc. ............ 5,382 145,583
CRH plc .................... 3,173 174,941

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
United States (continued)
Crowdstrike Holdings, Inc., Class A
(e)
. 33,323 $ 5,577,604
Crown Holdings, Inc. ........... 4,710 416,741
Crown PropTech Acquisitions
(d)(e)
... 62,472 39,982
Crown PropTech Acquisitions
(d)(e)
... 10,555 —
Crown PropTech Acquisitions, Class A
(e)
28,147 295,544
CSL Ltd. .................... 7,159 1,153,337
Cummins, Inc. ................ 2,299 525,230
CVS Health Corp. ............. 26,742 1,867,126
Datadog, Inc., Class A
(e)
......... 90,117 8,208,758
Davidson Kempner Merchant Co-Invest
Fund LP, (Acquired 04/07/21, cost
$1,598,895)
(e)(h)(j)
............ —
(k)
7,845,531
Deere & Co. ................. 1,404 529,842
Dell Technologies, Inc., Class C .... 8,178 563,464
Delta Air Lines, Inc. ............ 153,780 5,689,860
Dexcom, Inc.
(e)
............... 52,168 4,867,274
Dollar Tree, Inc.
(e)
.............. 1,953 207,897
DR Horton, Inc. ............... 14,287 1,535,424
Duke Energy Corp. ............ 9,162 808,638
eBay, Inc. ................... 13,602 599,712
Edison International ............ 2,291 144,997
Edwards Lifesciences Corp.
(e)
..... 101,418 7,026,239
Electronic Arts, Inc. ............ 9,829 1,183,412
Element Solutions, Inc. .......... 40,785 799,794
Eli Lilly & Co. ................ 40,123 21,551,267
Enterprise Products Partners LP .... 43,052 1,178,333
EOG Resources, Inc. ........... 15,216 1,928,780
Epic Games, Inc., (Acquired 07/02/20,
cost $6,386,525)
(d)(e)(h)
......... 11,107 7,411,035
EQT Corp.
(g)
................. 40,694 1,651,363
Equitrans Midstream Corp. ....... 6,723 62,995
Equity Residential ............. 33,801 1,984,457
Estee Lauder Cos., Inc. (The), Class A 10,050 1,452,728
Etsy, Inc.
(e)
.................. 5,841 377,212
Eversource Energy ............ 32,686 1,900,691
Expedia Group, Inc.
(e)
........... 3,173 327,041
Experian plc ................. 20,927 684,471
Exxon Mobil Corp. ............. 8,610 1,012,364
F5, Inc.
(e)
................... 71,356 11,498,306
FactSet Research Systems, Inc. .... 848 370,796
Fair Isaac Corp.
(e)
.............. 1,632 1,417,441
Fanatics Holdings, Inc., Class
A, (Acquired 08/17/22, cost
$9,001,757)
(d)(e)(h)
............ 132,691 9,533,848
Fastenal Co. ................. 23,444 1,280,980
FedEx Corp. ................. 678 179,616
Ferguson plc
(g)
................ 4,292 706,335
Fidelity National Information Services,
Inc. ..................... 37,842 2,091,527
First Citizens BancShares, Inc., Class A 567 782,517
First Solar, Inc.
(e)
.............. 2,741 442,918
Floor & Decor Holdings, Inc., Class A
(e)
37,142 3,361,351
Ford Motor Co. ............... 294,470 3,657,317
Fortinet, Inc.
(e)
................ 132,100 7,751,628
Fortive Corp. ................. 318,072 23,588,220
Franklin Resources, Inc.
(g)
........ 22,480 552,558
Freeport-McMoRan, Inc. ......... 277,398 10,344,171
General Dynamics Corp. ......... 13,686 3,024,195
General Mills, Inc. ............. 13,113 839,101
General Motors Co. ............ 118,724 3,914,330
Gilead Sciences, Inc. ........... 31,818 2,384,441
Goldman Sachs Group, Inc. (The) .. 6,812 2,204,159
Grand Rounds, Inc., (Acquired
02/11/22, cost $6,542,036)
(d)(e)(h)
.. 2,434,345 2,702,123
Green Plains, Inc.
(e)
............ 32,948 991,735
Security
Shares
Shares Value
United States (continued)
GSK plc .................... 44,758 $ 809,842
Halliburton Co. ............... 12,326 499,203
Hartford Financial Services Group, Inc.
(The) .................... 19,069 1,352,183
HCA Healthcare, Inc. ........... 9,885 2,431,512
Healthpeak Properties, Inc. ....... 83,644 1,535,704
Hershey Co. (The) ............. 900 180,072
Hilton Worldwide Holdings, Inc. .... 64,098 9,626,238
Holcim AG .................. 7,647 489,476
Home Depot, Inc. (The) ......... 1,998 603,716
Hormel Foods Corp. ............ 4,112 156,379
Humana, Inc. ................ 56,144 27,315,179
iHeartMedia, Inc., Class A
(e)
....... 2,519 7,960
Illinois Tool Works, Inc. .......... 2,032 467,990
Incyte Corp.
(e)
................ 2,164 125,014
Informatica, Inc., Class A
(e)
....... 70,494 1,485,309
Ingersoll Rand, Inc. ............ 111,490 7,104,143
Insulet Corp.
(e)
................ 4,488 715,791
International Flavors & Fragrances, Inc. 2,726 185,831
International Paper Co. .......... 43,535 1,544,186
Intuit, Inc. ................... 12,361 6,315,729
Intuitive Surgical, Inc.
(e)
.......... 42,367 12,383,450
Invesco Ltd. ................. 77,782 1,129,395
J M Smucker Co. (The) .......... 1,822 223,942
Jawbone Health Hub, Inc., (Acquired
01/24/17, cost $0)
(d)(e)(h)
........ 301,223 3
Johnson & Johnson ............ 81,027 12,619,955
Johnson Controls International plc .. 8,660 460,799
JPMorgan Chase & Co. ......... 146,778 21,285,746
Kellogg Co. .................. 6,044 359,678
Kenvue, Inc. ................. 311,086 6,246,607
Keurig Dr Pepper, Inc. .......... 8,238 260,074
Keysight Technologies, Inc.
(e)
...... 19,438 2,571,842
Kimberly-Clark Corp. ........... 8,656 1,046,078
Kinder Morgan, Inc. ............ 38,349 635,826
KLA Corp. ................... 16,267 7,461,022
Kroger Co. (The) .............. 3,559 159,265
Lam Research Corp. ........... 2,470 1,548,122
Las Vegas Sands Corp. ......... 71,336 3,270,042
Latch, Inc.
(e)
................. 174,273 163,817
Lennar Corp., Class A ........... 18,145 2,036,413
Liberty Media Corp.-Liberty Live, Class
A
(e)
..................... 28,598 912,848
Liberty Media Corp.-Liberty Live, Class
C
(e)
..................... 27,574 885,126
Liberty Media Corp.-Liberty SiriusXM
(e)
93,889 2,390,027
Linde plc ................... 6,062 2,257,186
Lions Gate Entertainment Corp., Class
A
(e)(g)
.................... 76,469 648,457
Lockheed Martin Corp. .......... 35,663 14,584,740
Lookout, Inc., (Acquired 03/04/15, cost
$656,885)
(d)(e)(h)
............. 57,505 127,086
LPL Financial Holdings, Inc. ....... 96,139 22,847,433
Lululemon Athletica, Inc.
(e)
........ 1,873 722,248
M/I Homes, Inc.
(e)
.............. 14,113 1,186,057
Marathon Oil Corp. ............. 28,126 752,370
Marathon Petroleum Corp. ....... 13,893 2,102,567
MarketAxess Holdings, Inc. ....... 6,837 1,460,657
Marriott International, Inc., Class A .. 1,907 374,840
Marsh & McLennan Cos., Inc. ..... 186,985 35,583,245
Marvell Technology, Inc. ......... 26,320 1,424,702
Masco Corp. ................. 47,812 2,555,551
Masimo Corp.
(e)
............... 10,156 890,478
Mastercard, Inc., Class A ......... 87,564 34,667,463
McDonald's Corp. ............. 48,117 12,675,942

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
United States (continued)
McKesson Corp. .............. 2,480 $ 1,078,428
Medtronic plc ................ 2,063 161,657
Merck & Co., Inc. .............. 198,711 20,457,297
Meritage Homes Corp. .......... 6,895 843,879
Meta Platforms, Inc., Class A
(e)
..... 17,954 5,389,970
MetLife, Inc. ................. 23,931 1,505,499
Mettler-Toledo International, Inc.
(e)
.. 1,837 2,035,525
MGM Resorts International ....... 85,000 3,124,600
Microchip Technology, Inc. ........ 9,889 771,836
Micron Technology, Inc. .......... 133,147 9,057,990
Microsoft Corp.
(i)
.............. 342,492 108,141,849
Mirion Technologies, Inc., Class A
(e)
. 756,990 5,654,715
Mirion Technologies, Inc., Class A
(e)(g)
61,353 458,307
Moderna, Inc.
(e)
............... 5,401 557,869
Moody's Corp. ................ 4,719 1,492,006
Morgan Stanley ............... 10,184 831,727
Mr Cooper Group, Inc.
(e)
......... 24,501 1,312,274
MSCI, Inc.
(g)
................. 1,822 934,832
Nasdaq, Inc. ................. 47,149 2,290,970
Nestle SA (Registered) .......... 327,699 37,094,222
Netflix, Inc.
(e)
................. 4,759 1,796,998
New York Community Bancorp, Inc. . 21,800 247,212
NextEra Energy, Inc.
(g)
.......... 319,931 18,328,847
NIKE, Inc., Class B ............ 34,025 3,253,470
Northrop Grumman Corp. ........ 50,771 22,348,886
Nucor Corp. ................. 5,095 796,603
NVIDIA Corp. ................ 64,095 27,880,684
NVR, Inc.
(e)
.................. 85 506,880
Omnicom Group, Inc. ........... 9,129 679,928
Opendoor Technologies, Inc.
(e)
..... 192,781 508,942
O'Reilly Automotive, Inc.
(e)
........ 271 246,301
Otis Worldwide Corp. ........... 32,305 2,594,415
PACCAR, Inc. ................ 6,521 554,415
Palo Alto Networks, Inc.
(e)
........ 30,588 7,171,051
Park Hotels & Resorts, Inc.
(g)
...... 29,763 366,680
Paycom Software, Inc. .......... 7,801 2,022,565
Peloton Interactive, Inc., Class A
(e)
.. 142,125 717,731
PepsiCo, Inc. ................ 24,475 4,147,044
Pfizer, Inc. .................. 270,105 8,959,383
Phillips 66 ................... 8,418 1,011,423
Pioneer Natural Resources Co. .... 4,287 984,081
Playstudios, Inc.
(e)
............. 277,748 883,239
Progressive Corp. (The) ......... 69,535 9,686,225
Proof Acquisition Corp. I
(d)(e)
....... 30,948 118,531
Public Service Enterprise Group, Inc. 2,744 156,161
Regeneron Pharmaceuticals, Inc.
(e)
.. 597 491,307
ResMed, Inc. ................ 2,008 296,923
Roche Holding AG ............. 26,248 7,165,733
Rockwell Automation, Inc.
(g)
....... 45,709 13,066,832
Rollins, Inc. .................. 69,705 2,602,088
Ross Stores, Inc. .............. 2,932 331,169
Royal Caribbean Cruises Ltd.
(e)
.... 20,005 1,843,261
RTX Corp. .................. 25,261 1,818,034
RXO, Inc.
(e)
.................. 12,855 253,629
S&P Global, Inc. .............. 16,066 5,870,677
Salesforce, Inc.
(e)
.............. 77,694 15,754,789
Sanofi ..................... 98,468 10,573,027
Sarcos Technology & Robotics Corp.
(e)
196,109 167,594
Sarcos Technology & Robotics Corp.
(e)
7,132 6,095
Sarcos Technology & Robotics Corp.
(e)
4,865 3,649
Schlumberger NV ............. 51,623 3,009,621
Schneider Electric SE ........... 4,226 696,412
Seagate Technology Holdings plc
(g)
.. 22,480 1,482,556
Sealed Air Corp. .............. 4,463 146,654
Sempra .................... 337,351 22,949,989
Security
Shares
Shares Value
United States (continued)
ServiceNow, Inc.
(e)
............. 387 $ 216,318
Skyworks Solutions, Inc. ......... 3,815 376,121
Snorkel AI, Inc., Series B, (Acquired
06/30/21, cost $234,442)
(d)(e)(h)
... 15,609 135,798
Sonder Holdings, Inc., Class A
(e)
.... 13,763 112,995
Space Exploration Technologies Corp.,
Class A, (Acquired 08/21/23, cost
$2,030,751)
(d)(e)(h)
............ 25,071 2,030,751
Space Exploration Technologies Corp.,
Class C, (Acquired 08/21/23, cost
$2,179,629)
(d)(e)(h)
............ 26,909 2,179,629
Starbucks Corp. ............... 95,329 8,700,678
Sun Country Airlines Holdings, Inc.
(e)
. 323,187 4,796,095
Symbotic Corp., Class A
(e)
........ 5,620 187,877
Synchrony Financial ............ 19,348 591,468
T. Rowe Price Group, Inc.
(g)
....... 3,042 319,015
Tapestry, Inc. ................. 28,489 819,059
TE Connectivity Ltd. ............ 87,284 10,782,193
Teleflex, Inc. ................. 828 162,627
Tesla, Inc.
(e)
.................. 102,377 25,616,773
Texas Capital Bancshares, Inc.
(e)
... 4,970 292,733
Texas Instruments, Inc. .......... 1,240 197,172
Thermo Fisher Scientific, Inc. ...... 39,033 19,757,334
TJX Cos., Inc. (The) ............ 134,933 11,992,845
Trane Technologies plc .......... 1,280 259,725
TransDigm Group, Inc.
(e)
......... 3,565 3,005,758
Transocean Ltd.
(e)(g)
............ 283,053 2,323,865
Travelers Cos., Inc. (The) ........ 9,885 1,614,319
Uber Technologies, Inc.
(e)
........ 62,960 2,895,530
United Airlines Holdings, Inc.
(e)
..... 156,013 6,599,350
United Parcel Service, Inc., Class B . 70,056 10,919,629
United States Steel Corp. ........ 35,706 1,159,731
UnitedHealth Group, Inc. ......... 77,630 39,140,270
Universal Health Services, Inc., Class B 2,264 284,653
Valero Energy Corp. ............ 95,157 13,484,698
VeriSign, Inc.
(e)
............... 26,004 5,266,590
Verisk Analytics, Inc. ............ 21,746 5,137,275
Verizon Communications, Inc. ..... 17,681 573,041
Vertex Pharmaceuticals, Inc.
(e)
..... 678 235,768
Viatris, Inc. .................. 30,417 299,912
VICI Properties, Inc. ............ 21,983 639,705
Visa, Inc., Class A
(g)
............ 41,706 9,592,797
Vulcan Materials Co. ........... 45,543 9,200,597
Walgreens Boots Alliance, Inc. ..... 46,959 1,044,368
Walmart, Inc. ................. 95,585 15,286,909
Walt Disney Co. (The)
(e)(g)
........ 171,103 13,867,898
WEC Energy Group, Inc. ......... 12,913 1,040,142
Williams Cos., Inc. (The) ......... 34,013 1,145,898
Willis Towers Watson plc ......... 10,422 2,177,781
Wynn Resorts Ltd. ............. 4,659 430,538
Xcel Energy, Inc. .............. 21,851 1,250,314
Yum! Brands, Inc. ............. 2,932 366,324
Zoetis, Inc., Class A ............ 35,306 6,142,538
Zscaler, Inc.
(e)
................ 26,350 4,099,797
1,603,360,300
Total Common Stocks — 58.3%
(Cost: $2,446,568,874) ........................... 2,474,140,461

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Pa r (000) Value
Corporate Bonds
Australia — 0.4%
AngloGold Ashanti Holdings plc, 3.75%
,
10/01/30 ................. USD 455 $ 365,529
Mineral Resources Ltd., 9.25%
,
10/01/28
(a)
................ 551 556,510
Oceana Australian Fixed Income Trust
10.25%, 08/31/25 ........... AUD —
(l)
—
12.00%, 08/31/25
(d)
.......... 1,453 933,085
12.50%, 08/31/26
(d)
.......... 2,180 1,398,968
12.50%, 08/31/27
(d)
.......... 3,633 2,329,998
Quintis Australia Pty. Ltd.
(a)(d)(f)(m)
13.51%, (13.51% Cash or 8.00%
PIK), 10/01/26 ........... USD 16,145 10,348,859
0.00%, (0.00% Cash or 12.00%
PIK), 10/01/28 ........... 14,449 1
15,932,950
Austria — 0.0%
Benteler International AG, 9.38%
,
05/15/28
(a)
................ EUR 569 609,796
Belgium — 0.0%
(c)
Anheuser-Busch InBev SA, 4.00%
,
09/24/25 ................. GBP 300 356,971
KBC Group NV, (GUKG1 + 0.92%),
1.25%
,
09/21/27
(b)
........... 300 318,225
675,196
Brazil — 0.1%
Azul Investments LLP, 5.88%
,
10/26/24
(a)
................ USD 261 243,382
Azul Secured Finance LLP, 11.93%
,
08/28/28
(a)
................ 234 231,866
Banco do Brasil SA, 6.25%
,
04/18/30
(a)
346 335,577
Banco Votorantim SA, 4.50%
,
09/24/24
(c)
................ 244 237,815
Braskem Netherlands Finance BV
(a)
8.50%, 01/12/31 ............ 338 333,986
7.25%, 02/13/33 ............ 629 577,170
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
8.22%), 8.50%, 01/23/81
(b)
... 202 198,924
BRF SA, 4.88%
,
01/24/30
(c)
....... 204 164,475
Embraer Netherlands Finance BV,
7.00%
,
07/28/30
(a)
........... 375 370,903
MC Brazil Downstream Trading SARL
7.25%, 06/30/31
(a)
........... 195 148,486
7.25%, 06/30/31
(c)
........... 193 147,015
Minerva Luxembourg SA, 8.88%
,
09/13/33
(a)
................ 338 334,958
Suzano Austria GmbH, Series DM3N,
3.13%
,
01/15/32 ............ 412 315,798
3,640,355
Canada — 0.4%
Garda World Security Corp., 7.75%
,
02/15/28
(a)
................ 197 193,139
HR Ottawa LP, 11.00%
,
03/31/31
(a)
.. 12,118 11,926,845
Rogers Communications, Inc.
2.95%, 03/15/25 ............ 1,908 1,819,699
3.80%, 03/15/32 ............ 503 418,006
Toronto-Dominion Bank (The), 2.88%
,
04/05/27
(c)
................ GBP 300 332,216
14,689,905
Security
Par (000)
Par (000) Value
Chile — 0.0%
Engie Energia Chile SA, 3.40%
,
01/28/30
(c)
................ USD 283 $ 233,144
Kenbourne Invest SA
6.88%, 11/26/24
(a)
........... 314 261,562
4.70%, 01/22/28
(c)
........... 372 228,594
723,300
China — 0.1%
BOC Aviation Ltd., 3.50%
,
09/18/27
(c)
350 321,923
Fantasia Holdings Group Co. Ltd.
(c)(e)(n)
11.75%, 04/17/22 ........... 716 28,640
10.88%, 01/09/23 ........... 815 32,600
New Metro Global Ltd., 4.50%
,
05/02/26
(c)
................ 237 52,702
NXP BV
4.40%, 06/01/27 ............ 1,150 1,090,833
3.40%, 05/01/30 ............ 503 430,530
5.00%, 01/15/33 ............ 923 844,988
RKPF Overseas 2019 A Ltd., 6.00%
,
09/04/25
(c)
................ 220 97,900
2,900,116
Colombia — 0.0%
AI Candelaria Spain SA, 7.50%
,
12/15/28
(c)
................ 241 220,372
Promigas SA ESP, 3.75%
,
10/16/29
(a)
220 180,950
SURA Asset Management SA, 4.88%
,
04/17/24
(c)
................ 524 515,551
916,873
Costa Rica — 0.0%
Liberty Costa Rica Senior Secured
Finance, 10.88%
,
01/15/31
(a)
.... 206 205,854
Dominican Republic — 0.0%
Aeropuertos Dominicanos Siglo XXI
SA, 6.75%
,
03/30/29
(a)
........ 303 293,304
France — 0.2%
Altice France SA
(c)
2.50%, 01/15/25 ............ EUR 215 214,807
2.13%, 02/15/25 ............ 350 347,835
BNP Paribas SA
(c)
3.38%, 01/23/26 ............ GBP 300 344,471
(3-mo. EURIBOR + 1.80%), 2.13%,
01/23/27
(b)
.............. EUR 900 898,539
1.88%, 12/14/27 ............ GBP 300 309,301
Forvia SE, 2.75%
,
02/15/27
(c)
...... EUR 3,019 2,872,654
Iliad Holding SASU, 5.13%
,
10/15/26
(c)
2,002 2,010,784
Sabena Technics SAS, (Acquired
10/28/22, cost $1,933,894)
(b)(d)(h)
.. 1,969 2,081,725
Societe Generale SA, 1.88%
,
10/03/24
(c)
................ GBP 300 350,931
TotalEnergies Capital International SA,
1.66%
,
07/22/26
(c)
........... 300 333,510
9,764,557
Germany — 0.4%
Adler Pelzer Holding GmbH, 9.50%
,
04/01/27
(a)
................ EUR 4,205 4,129,280
APCOA Parking Holdings GmbH,
(3-mo. EURIBOR at 5.00% Floor +
5.00%), 8.66%
,
01/15/27
(a)(b)
.... 2,093 2,210,058
Douglas GmbH
6.00%, 04/08/26
(c)
........... 1,102 1,127,224
6.00%, 04/08/26
(a)
........... 1,698 1,736,866

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Germany (continued)
Lanxess AG, (6M EURIBOR + 9.50%),
10.25%
,
03/31/31
(b)(d)
......... EUR 2,200 $ 2,279,431
Mercedes-Benz International Finance
BV, 1.38%
,
06/26/26
(c)
........ 881 875,883
TK Elevator Midco GmbH, 4.38%
,
07/15/27
(c)
................ 3,019 2,887,655
Volkswagen Financial Services AG,
0.88%
,
01/31/28
(c)
........... 974 880,436
Volkswagen Financial Services NV
(c)
1.88%, 12/03/24 ............ GBP 100 115,915
4.25%, 10/09/25 ............ 200 234,891
16,477,639
Guatemala — 0.0%
Millicom International Cellular SA,
5.13%
,
01/15/28
(c)
........... USD 364 305,697
Hong Kong — 0.0%
(c)
AIA Group Ltd., (5-Year US Treasury
Yield Curve Rate T Note Constant
Maturity + 1.76%), 2.70%
(b)(o)
.... 400 349,436
HKT Capital No. 6 Ltd., 3.00%
,
01/18/32 ................. 350 281,081
Melco Resorts Finance Ltd., 5.38%
,
12/04/29 ................. 200 164,342
794,859
India — 0.1%
ABJA Investment Co. Pte. Ltd., 5.45%
,
01/24/28
(c)
................ 200 195,112
CA Magnum Holdings, 5.38%
,
10/31/26
(c)
................ 300 264,702
Continuum Energy Aura Pte. Ltd.,
9.50%
,
02/24/27
(a)
........... 229 227,569
Diamond II Ltd., 7.95%
,
07/28/26
(a)
.. 200 196,328
Greenko Dutch BV, 3.85%
,
03/29/26
(c)
185 166,125
India Green Energy Holdings, 5.38%
,
04/29/24
(a)
................ 250 246,250
India Green Power Holdings, 4.00%
,
02/22/27
(c)
................ 282 246,550
Network i2i Ltd., (5-Year US Treasury
Yield Curve Rate T Note Constant
Maturity + 3.39%), 3.98%
(b)(c)(o)
... 300 272,703
REC Ltd., 2.75%
,
01/13/27
(c)
...... 330 295,541
REI Agro Ltd.
(e)(n)(p)
5.50%, 11/13/14
(a)
........... 5,549 27,745
5.50%, 11/13/14
(c)(d)
.......... 2,291 —
ReNew Pvt Ltd., 5.88%
,
03/05/27
(c)
.. 200 184,036
Vedanta Resources Finance II plc
13.88%, 01/21/24
(c)
.......... 200 178,786
8.95%, 03/11/25
(a)
........... 359 263,786
8.95%, 03/11/25
(c)
........... 309 227,047
2,992,280
Indonesia — 0.0%
(c)
Freeport Indonesia PT, 4.76%
,
04/14/27 ................. 539 511,322
LLPL Capital Pte. Ltd., 6.88%
,
02/04/39 161 142,877
Minejesa Capital BV, 4.63%
,
08/10/30 416 370,956
Star Energy Geothermal Darajat II,
4.85%
,
10/14/38 ............ 200 170,090
Theta Capital Pte. Ltd., 8.13%
,
01/22/25 ................. 323 250,270
1,445,515
Security
Par (000)
Par (000) Value
Ireland — 0.0%
Dell Bank International DAC, 0.50%
,
10/27/26
(c)
................ EUR 469 $ 442,716
Israel — 0.1%
Bank Leumi Le-Israel BM, (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 3.47%), 7.13%
,
07/18/33
(a)(b)(c)
.............. USD 229 223,876
Energian Israel Finance Ltd., 8.50%
,
09/30/33
(a)(c)
............... 507 506,366
Leviathan Bond Ltd., 6.75%
,
06/30/30
(a)
(c)
...................... 404 371,507
Teva Pharmaceutical Finance
Netherlands II BV
1.88%, 03/31/27
(c)
........... EUR 513 462,245
3.75%, 05/09/27 ............ 1,015 971,625
7.38%, 09/15/29 ............ 1,703 1,830,133
7.88%, 09/15/31 ............ 889 973,280
Teva Pharmaceutical Finance
Netherlands III BV, 8.13%
,
09/15/31 USD 240 246,576
5,585,608
Italy — 0.5%
Azzurra Aeroporti SpA, 2.13%
,
05/30/24
(c)
................ EUR 4,034 4,166,580
Castor SpA
(a)
6.00%, 02/15/29 ............ 628 564,161
(3-mo. EURIBOR + 5.25%), 9.10%,
02/15/29
(b)
.............. 2,003 2,006,723
Forno d'Asolo SpA, (3-mo. EURIBOR +
5.50%), 9.47%
,
04/30/27
(a)(b)
.... 5,566 5,325,611
Marcolin SpA, 6.13%
,
11/15/26
(a)
... 2,281 2,258,678
Shiba Bidco SpA, 4.50%
,
10/31/28
(a)
. 2,304 2,205,711
Taurus Law 130 Securities SRL,
(Acquired 07/14/23, cost
$2,752,489)
(b)(d)(h)
............ 2,538 2,589,525
19,116,989
Japan — 0.1%
Nissan Motor Co. Ltd., 2.65%
,
03/17/26
(c)
................ 535 538,903
Rakuten Group, Inc., 10.25%
,
11/30/24
(a)
................ USD 455 454,512
Takeda Pharmaceutical Co. Ltd.,
2.25%
,
11/21/26
(c)
........... EUR 850 851,364
1,844,779
Kuwait — 0.0%
MEGlobal BV
4.25%, 11/03/26
(c)
........... USD 267 253,124
2.63%, 04/28/28
(c)
........... 260 224,232
2.63%, 04/28/28
(a)
........... 289 249,242
726,598
Luxembourg — 0.2%
Herens Midco SARL, 5.25%
,
05/15/29
(a)
EUR 2,664 1,605,413
INEOS Finance plc
3.38%, 03/31/26
(c)
........... 999 993,451
6.63%, 05/15/28
(a)
........... 957 990,917
6.75%, 05/15/28
(a)
........... USD 1,015 949,488
Matterhorn Telecom SA, 3.13%
,
09/15/26
(c)
................ EUR 2,472 2,430,576
Sani/Ikos Financial Holdings 1 SARL,
5.63%
,
12/15/26
(a)
........... 1,769 1,728,134
8,697,979

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Macau — 0.0%
Sands China Ltd.
(q)
5.38%, 08/08/25 ............ USD 400 $ 386,948
5.65%, 08/08/28
(b)
........... 200 187,625
4.88%, 06/18/30 ............ 200 172,004
Studio City Co. Ltd., 7.00%
,
02/15/27
(c)
300 282,624
Studio City Finance Ltd.
(c)
6.00%, 07/15/25 ............ 200 188,840
5.00%, 01/15/29 ............ 334 250,159
Wynn Macau Ltd., 5.63%
,
08/26/28
(c)
254 219,075
1,687,275
Malaysia — 0.0%
(c)
CIMB Bank Bhd., 2.13%
,
07/20/27 .. 200 176,644
Dua Capital Ltd., 2.78%
,
05/11/31 ... 341 278,870
Gohl Capital Ltd., 4.25%
,
01/24/27 .. 300 275,676
TNB Global Ventures Capital Bhd.,
4.85%
,
11/01/28 ............ 200 193,232
924,422
Mexico — 0.0%
Banco Mercantil del Norte SA, (5-Year
US Treasury Yield Curve Rate T
Note Constant Maturity + 4.64%),
5.88%
(a)(b)(o)
................ 253 215,683
Braskem Idesa SAPI, 6.99%
,
02/20/32
(a)
................ 426 255,638
Trust Fibra Uno, 4.87%
,
01/15/30
(c)
.. 370 312,957
784,278
Netherlands — 0.1%
Cooperatieve Rabobank UA, (GUKG1
+ 1.05%), 1.88%
,
07/12/28
(b)(c)
... GBP 300 317,363
GTCR W-2 Merger Sub LLC, 8.50%
,
01/15/31
(a)
................ 1,943 2,421,031
ING Groep NV, 3.00%
,
02/18/26
(c)
... 300 342,229
Sigma Holdco BV, 5.75%
,
05/15/26
(c)
EUR 1,876 1,651,181
Trivium Packaging Finance BV, 5.50%
,
08/15/26
(a)(q)
............... USD 662 617,271
5,349,075
Oman — 0.0%
EDO Sukuk Ltd., 5.88%
,
09/21/33
(a)
. 615 607,312
Peru — 0.0%
Inkia Energy Ltd., 5.88%
,
11/09/27
(c)
. 200 191,000
Intercorp Peru Ltd., 3.88%
,
08/15/29
(a)
200 165,598
356,598
Singapore — 0.0%
Puma International Financing SA,
5.00%
,
01/24/26
(c)
........... 508 461,213
South Africa — 0.0%
Sasol Financing USA LLC
4.38%, 09/18/26 ............ 200 176,666
6.50%, 09/27/28 ............ 422 375,905
8.75%, 05/03/29
(a)
........... 281 269,487
822,058
South Korea — 0.1%
LG Chem Ltd., 2.38%
,
07/07/31
(c)
... 360 279,940
POSCO
(a)
5.63%, 01/17/26 ............ 200 199,086
5.75%, 01/17/28 ............ 200 198,758
Security
Par (000)
Par (000) Value
South Korea (continued)
Shinhan Financial Group Co. Ltd., (5-
Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.06%),
2.88%
(b)(c)(o)
................ USD 500 $ 442,420
SK Battery America, Inc., 2.13%
,
01/26/26
(c)
................ 480 430,147
SK Hynix, Inc.
6.38%, 01/17/28
(a)
........... 540 538,888
6.38%, 01/17/28
(c)
........... 200 199,588
2.38%, 01/19/31
(c)
........... 250 187,882
2,476,709
Spain — 0.1%
(c)
Banco Santander SA, (GUKG1 +
1.80%), 3.13%
,
10/06/26
(b)
..... GBP 1,000 1,139,098
Telefonica Emisiones SA, 5.38%
,
02/02/26 ................. 600 726,082
1,865,180
Sweden — 0.1%
Swedbank AB, (GUKG1 + 1.00%),
1.38%
,
12/08/27
(b)(c)
.......... 300 315,972
Verisure Holding AB
3.88%, 07/15/26
(c)
........... EUR 499 495,914
3.25%, 02/15/27
(c)
........... 940 891,949
9.25%, 10/15/27
(a)
........... 1,014 1,136,374
7.13%, 02/01/28
(a)
........... 513 547,793
Verisure Midholding AB, 5.25%
,
02/15/29
(c)
................ 1,295 1,200,699
4,588,701
Switzerland — 0.1%
Credit Suisse AG
3.63%, 09/09/24 ............ USD 867 843,805
7.95%, 01/09/25 ............ 878 893,525
2.95%, 04/09/25 ............ 963 915,037
5.00%, 07/09/27 ............ 956 918,312
UBS Group AG, (1-Year EUR Swap
Annual + 0.77%), 0.65%
,
01/14/28
(b)
(c)
...................... EUR 1,840 1,695,516
5,266,195
Thailand — 0.1%
Bangkok Bank PCL
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
4.73%), 5.00%
(b)(c)(o)
........ USD 200 187,646
5.30%, 09/21/28
(a)
........... 457 449,025
5.50%, 09/21/33
(a)
........... 457 440,955
5.50%, 09/21/33
(c)
........... 250 241,222
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
1.90%), 3.73%, 09/25/34
(b)(c)
.. 200 166,434
Kasikornbank PCL, (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 1.70%), 3.34%
,
10/02/31
(b)(c)
............... 200 178,038
Krung Thai Bank PCL, (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 3.53%), 4.40%
(b)
(c)(o)
..................... 282 253,583
1,916,903
Turkey — 0.0%
Bio City Development Co. BV, 8.00%
,
07/06/24
(a)(d)(e)(f)(n)(p)
........... 21,400 1,551,500

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Ukraine — 0.0%
(c)
Metinvest BV, 7.65%
,
10/01/27 ..... USD 202 $ 132,310
MHP Lux SA, 6.95%
,
04/03/26 ..... 200 138,000
VF Ukraine PAT, 6.20%
,
02/11/25 ... 334 257,180
527,490
United Arab Emirates — 0.2%
Abu Dhabi National Energy Co. PJSC,
4.70%
,
04/24/33
(a)
........... 200 190,500
DAE Funding LLC, 1.55%
,
08/01/24
(c)
243 232,162
DP World Salaam, (5-Year US Treasury
Yield Curve Rate T Note Constant
Maturity + 5.75%), 6.00%
(b)(c)(o)
... 404 397,786
First Abu Dhabi Bank PJSC, (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 1.70%), 6.32%
,
04/04/34
(b)(c)
............... 600 599,250
GEMS MENASA Cayman Ltd., 7.13%
,
07/31/26
(a)
................ 358 347,622
MAF Global Securities Ltd., (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 3.54%), 6.38%
(b)
(c)(o)
..................... 202 194,635
MDGH GMTN RSC Ltd., 4.38%
,
11/22/33
(a)
................ 314 286,478
Shelf Drilling Holdings Ltd., Class B,
9.63%
,
04/15/29 ............ 2,851 2,799,226
Shelf Drilling North Sea Holdings Ltd.,
10.25%
,
10/31/25
(a)
.......... 1,145 1,147,920
6,195,579
United Kingdom — 1.0%
Barclays plc
(c)
3.00%, 05/08/26 ............ GBP 300 337,088
3.25%, 02/12/27 ............ 300 330,411
BCP V Modular Services Finance II plc
4.75%, 11/30/28
(c)
........... EUR 2,056 1,817,718
6.13%, 11/30/28
(a)
........... GBP 2,882 2,865,808
BCP V Modular Services Finance plc,
6.75%
,
11/30/29
(a)
........... EUR 3,843 2,925,027
Bellis Acquisition Co. plc, 3.25%
,
02/16/26
(c)
................ GBP 3,058 3,239,535
Bellis Finco plc, 4.00%
,
02/16/27
(c)
.. 1,028 953,365
BG Energy Capital plc, 5.13%
,
12/01/25
(c)
................ 547 662,938
Boparan Finance plc, 7.63%
,
11/30/25
(c)
................. 1,584 1,307,623
BP Capital Markets plc, 2.52%
,
04/07/28
(c)
................ EUR 1,103 1,093,941
Connect Finco SARL, 6.75%
,
10/01/26
(a)
................ USD 4,131 3,852,974
Deuce Finco plc, 5.50%
,
06/15/27
(a)
. GBP 3,304 3,534,767
HSBC Holdings plc
(b)
(3-mo. EURIBOR + 1.45%), 3.02%,
06/15/27
(c)
.............. EUR 853 864,282
(Sterling Overnight Index Average +
1.31%), 1.75%, 07/24/27 .... GBP 400 430,969
Informa plc, 3.13%
,
07/05/26
(c)
..... 300 339,705
Inspired Entertainment Financing plc,
7.88%
,
06/01/26
(a)
........... 1,644 1,908,160
Kane Bidco Ltd.
(a)
5.00%, 02/15/27 ............ EUR 1,008 1,003,705
6.50%, 02/15/27 ............ GBP 1,817 2,014,628
Lloyds Banking Group plc, 2.25%
,
10/16/24
(c)
................ 600 704,136
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Market Bidco Finco plc, 5.50%
,
11/04/27
(c)
................. GBP 1,028 $ 1,061,131
Marks & Spencer plc, 3.75%
,
05/19/26
(c)
................ 1,820 2,080,352
National Grid plc, 0.16%
,
01/20/28
(c)
. EUR 1,236 1,098,045
NatWest Group plc
(b)(c)
(BPSW1 + 1.49%), 2.88%, 09/19/26 GBP 300 341,052
(BPSW1 + 2.01%), 3.13%, 03/28/27 300 337,797
Santander UK Group Holdings plc,
3.63%
,
01/14/26
(c)
........... 300 343,546
Virgin Media Secured Finance plc
(c)
5.00%, 04/15/27 ............ 3,019 3,412,481
4.25%, 01/15/30 ............ 248 241,689
Virgin Media Vendor Financing Notes III
DAC, 4.88%
,
07/15/28
(c)
....... 1,008 1,020,785
40,123,658
United States — 4.7%
AbbVie, Inc.
1.38%, 05/17/24 ............ EUR 853 886,355
2.60%, 11/21/24 ............ USD 2,818 2,716,721
Affinity Interactive, 6.88%
,
12/15/27
(a)
319 270,442
Alexander Funding Trust II, 7.47%
,
07/31/28
(a)
................ 190 190,249
Allegiant Travel Co.
(a)
8.50%, 02/05/24 ............ 4,442 4,442,000
7.25%, 08/15/27 ............ 431 405,679
American Tower Corp.
0.45%, 01/15/27 ............ EUR 2,157 2,003,390
5.25%, 07/15/28 ............ USD 2,060 1,989,228
Amgen, Inc.
5.50%, 12/07/26
(c)
........... GBP 300 366,643
5.15%, 03/02/28 ............ USD 3,074 3,023,266
2.30%, 02/25/31 ............ 502 402,296
2.00%, 01/15/32 ............ 503 381,721
3.35%, 02/22/32 ............ 1,526 1,288,969
Amkor Technology, Inc., 6.63%
,
09/15/27
(a)
................ 305 299,677
Aptiv plc, 3.25%
,
03/01/32 ........ 503 412,378
Ardagh Metal Packaging Finance USA
LLC, 2.00%
,
09/01/28
(c)
....... EUR 3,019 2,641,246
Arsenal AIC Parent LLC, 8.00%
,
10/01/30
(a)
................ USD 95 94,527
AT&T, Inc.
2.90%, 12/04/26 ............ GBP 549 612,557
5.50%, 03/15/27
(c)
........... 300 359,809
Bank of America Corp.
(b)
(3-mo. EURIBOR + 0.91%), 1.95%,
10/27/26
(c)
.............. EUR 875 880,306
(3-mo. CME Term SOFR + 1.25%),
2.50%, 02/13/31 .......... USD 1,140 913,640
(1-day SOFR + 2.15%), 2.59%,
04/29/31 ............... 799 642,069
(1-day SOFR + 1.53%), 1.90%,
07/23/31 ............... 245 186,165
(1-day SOFR + 1.37%), 1.92%,
10/24/31 ............... 725 546,965
Bausch & Lomb Escrow Corp., 8.38%
,
10/01/28
(a)
................ 104 104,309
Becton Dickinson & Co.
0.03%, 08/13/25 ............ EUR 681 667,974
3.70%, 06/06/27 ............ USD 1,147 1,074,898
Becton Dickinson Euro Finance SARL,
3.55%
,
09/13/29 ............ EUR 1,455 1,491,688
Big River Steel LLC, 6.63%
,
01/31/29
(a)
USD 866 855,643

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Broadcom Corp., 3.88%
,
01/15/27 .. USD 705 $ 662,423
Broadcom, Inc.
1.95%, 02/15/28
(a)
........... 1,308 1,115,069
4.15%, 11/15/30 ............ 502 444,638
2.45%, 02/15/31
(a)
........... 583 455,676
Calumet Specialty Products Partners
LP, 9.75%
,
07/15/28
(a)
......... 1,680 1,658,742
Carrols Restaurant Group, Inc., 5.88%
,
07/01/29
(a)
................ 633 531,178
CDI Escrow Issuer, Inc., 5.75%
,
04/01/30
(a)
................ 484 437,255
Central Parent LLC, 8.00%
,
06/15/29
(a)
208 207,230
Citigroup, Inc.
(3-mo. EURIBOR + 1.66%), 1.25%,
07/06/26
(b)(c)
............. EUR 872 872,641
1.75%, 10/23/26 ............ GBP 457 498,029
(3-mo. CME Term SOFR + 1.60%),
3.98%, 03/20/30
(b)
......... USD 251 225,419
(1-day SOFR + 1.15%), 2.67%,
01/29/31
(b)
.............. 933 756,677
(1-day SOFR + 2.11%), 2.57%,
06/03/31
(b)
.............. 1,007 802,990
(1-day SOFR + 1.17%), 2.56%,
05/01/32
(b)
.............. 672 520,193
Civitas Resources, Inc., 8.38%
,
07/01/28
(a)
................ 2,081 2,117,418
Cloud Software Group, Inc., 6.50%
,
03/31/29
(a)
................ 1,030 910,861
Comcast Corp., 0.25%
,
09/14/29 ... EUR 513 437,632
Concentrix Corp.
6.65%, 08/02/26 ............ USD 790 785,242
6.60%, 08/02/28 ............ 390 376,284
Coty, Inc.
3.88%, 04/15/26
(c)
........... EUR 2,522 2,597,485
6.63%, 07/15/30
(a)
........... USD 201 196,244
Crown Castle, Inc., 2.90%
,
03/15/27 . 830 752,826
CSC Holdings LLC
5.25%, 06/01/24 ............ 2,062 1,961,463
5.50%, 04/15/27
(a)
........... 1,910 1,637,014
Dell International LLC
4.00%, 07/15/24 ............ 678 667,507
5.25%, 02/01/28 ............ 894 880,351
DISH Network Corp., 0.00%
,
12/15/25
(p)
(r)
....................... 1,028 686,190
Duke Energy Corp., 3.10%
,
06/15/28 EUR 861 855,185
Earthstone Energy Holdings LLC,
8.00%
,
04/15/27
(a)
........... USD 1,134 1,160,672
Elevance Health, Inc.
4.90%, 02/08/26 ............ 914 896,547
3.65%, 12/01/27 ............ 2,552 2,365,455
Emerald Debt Merger Sub LLC, 6.63%
,
12/15/30
(a)
................ 627 603,597
EQM Midstream Partners LP
(a)
7.50%, 06/01/27 ............ 200 200,398
7.50%, 06/01/30 ............ 210 210,892
Equinix, Inc.
1.00%, 09/15/25 ............ 998 906,674
2.90%, 11/18/26 ............ 726 666,431
1.55%, 03/15/28 ............ 1,053 877,558
EquipmentShare.com, Inc., 9.00%
,
05/15/28
(a)
................ 3,662 3,520,098
Fidelity National Information Services,
Inc., 1.50%
,
05/21/27 ......... EUR 911 873,131
First Horizon Bank, 5.75%
,
05/01/30 . USD 500 447,538
Security
Par (000)
Par (000) Value
United States (continued)
Fortrea Holdings, Inc., 7.50%
,
07/01/30
(a)
................ USD 140 $ 136,222
Freed Corp., 10.00%
,
12/01/23
(d)
... 3,594 3,432,663
Freedom Mortgage Corp.
(a)
8.13%, 11/15/24 ............ 667 667,059
8.25%, 04/15/25 ............ 344 344,071
Frontier Communications Holdings
LLC
(a)
5.88%, 10/15/27 ............ 1,284 1,167,757
8.75%, 05/15/30 ............ 2,184 2,073,654
8.63%, 03/15/31 ............ 1,810 1,705,144
Frontier Florida LLC, Series E, 6.86%
,
02/01/28 ................. 1,985 1,843,946
Frontier North, Inc., Series G, 6.73%
,
02/15/28 ................. 1,306 1,201,520
Full House Resorts, Inc., 8.25%
,
02/15/28
(a)
................ 79 69,125
GCI LLC, 4.75%
,
10/15/28
(a)
...... 321 276,863
Gen Digital, Inc., 7.13%
,
09/30/30
(a)
. 1,311 1,291,502
General Mills, Inc.
0.13%, 11/15/25 ............ EUR 1,443 1,407,032
0.45%, 01/15/26 ............ 1,135 1,106,553
General Motors Financial Co., Inc.,
5.40%
,
04/06/26 ............ USD 1,035 1,013,585
Global Payments, Inc., 4.88%
,
03/17/31 ................. EUR 423 435,361
Goldman Sachs Group, Inc. (The)
(1-day SOFR + 0.79%), 1.09%,
12/09/26
(b)
.............. USD 998 892,946
0.25%, 01/26/28
(c)
........... EUR 999 891,893
7.25%, 04/10/28 ............ GBP 300 383,143
(1-day SOFR + 1.09%), 1.99%,
01/27/32
(b)
.............. USD 1,007 754,870
(1-day SOFR + 1.28%), 2.62%,
04/22/32
(b)
.............. 754 588,932
GoTo Group, Inc., 5.50%
,
09/01/27
(a)
. 1,129 627,388
GrafTech Global Enterprises, Inc.,
9.88%
,
12/15/28
(a)
........... 206 195,185
HCA, Inc.
5.38%, 02/01/25 ............ 1,580 1,563,279
5.63%, 09/01/28 ............ 1,234 1,203,223
3.50%, 09/01/30 ............ 1,295 1,095,603
Homes by West Bay LLC, 9.50%
,
04/30/27
(d)
................ 5,001 4,675,935
International Business Machines Corp.,
3.38%
,
02/06/27 ............ EUR 837 869,662
JPMorgan Chase & Co.
(b)
(Sterling Overnight Index Average +
0.68%), 0.99%, 04/28/26
(c)
... GBP 700 791,977
(3-mo. EURIBOR + 0.76%), 1.09%,
03/11/27
(c)
.............. EUR 909 887,840
(3-mo. CME Term SOFR + 1.11%),
1.76%, 11/19/31 .......... USD 1,007 757,427
Kraft Heinz Foods Co., 4.13%
,
07/01/27
(c)
................ GBP 200 232,033
Landsea Homes Corp., 11.00%
,
07/17/28
(d)
................ USD 10,050 9,748,500
Lessen, Inc., (3-mo. CME Term SOFR
+ 5.00%), 13.40%
,
01/05/28
(a)(b)(d)
. 4,681 4,394,334
Lightning eMotors, Inc., 7.50%
,
05/15/24
(a)(p)
............... 884 75,140
Lions Gate Capital Holdings LLC,
5.50%
,
04/15/29
(a)
........... 3,431 2,262,082

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Lowe's Cos., Inc.
4.80%, 04/01/26 ............ USD 2,290 $ 2,246,963
2.63%, 04/01/31 ............ 503 406,875
Mauser Packaging Solutions Holding
Co., 7.88%
,
08/15/26
(a)
........ 4,252 4,102,057
Medline Borrower LP, 3.88%
,
04/01/29
(a)
................ 116 98,069
Morgan Stanley
(b)
(1-day SOFR + 1.16%), 3.62%,
04/17/25 ............... 1,400 1,377,958
(3-mo. EURIBOR + 0.83%), 1.34%,
10/23/26 ............... EUR 1,109 1,102,415
(1-day SOFR + 1.14%), 2.70%,
01/22/31 ............... USD 102 83,397
(1-day SOFR + 1.18%), 2.24%,
07/21/32 ............... 271 204,249
Morgan Stanley Bank NA, 4.75%
,
04/21/26 ................. 1,908 1,864,981
Nasdaq, Inc., 4.50%
,
02/15/32 ..... EUR 615 644,448
Nationstar Mortgage Holdings, Inc.
(a)
6.00%, 01/15/27 ............ USD 134 126,620
5.50%, 08/15/28 ............ 1,040 917,348
5.13%, 12/15/30 ............ 914 742,101
Netflix, Inc.
3.63%, 05/15/27 ............ EUR 1,650 1,706,712
4.88%, 04/15/28 ............ USD 915 886,560
New Home Co., Inc. (The), 8.25%
,
10/15/27
(a)(q)
............... 494 457,964
Nexstar Media, Inc., 4.75%
,
11/01/28
(a)
409 338,533
Northern States Power Co., 4.50%
,
06/01/52 ................. 1,098 892,012
NRG Energy, Inc., 7.00%
,
03/15/33
(a)
855 826,079
Olympus Water US Holding Corp.
(a)
7.13%, 10/01/27 ............ 613 567,002
9.75%, 11/15/28 ............ 3,547 3,539,332
Oncor Electric Delivery Co. LLC,
4.10%
,
11/15/48 ............ 642 491,824
ONEOK Partners LP, 4.90%
,
03/15/25 2,278 2,237,177
Oracle Corp.
2.30%, 03/25/28 ............ 1,263 1,094,215
2.95%, 04/01/30 ............ 794 668,140
2.88%, 03/25/31 ............ 1,792 1,463,759
Pacific Gas & Electric Co.
3.25%, 02/16/24 ............ 42 41,508
3.30%, 12/01/27 ............ 1,000 883,541
Paramount Global, (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 4.00%), 6.38%
,
03/30/62
(b)
................ 1,105 867,878
Penske Truck Leasing Co. LP, 5.75%
,
05/24/26
(a)
................ 909 895,624
Permian Resources Operating LLC,
7.00%
,
01/15/32
(a)
........... 456 449,713
Pfizer Investment Enterprises Pte. Ltd.,
4.75%
,
05/19/33 ............ 578 546,371
Pioneer, Inc., 10.50%
,
11/18/30
(a)(b)(d)
. 3,380 3,329,522
Pitney Bowes, Inc., 6.88%
,
03/15/27
(a)
2,920 2,299,500
Playtika Holding Corp., 4.25%
,
03/15/29
(a)
................ 471 393,285
PPG Industries, Inc., 1.88%
,
06/01/25 EUR 841 856,348
Procter & Gamble Co. (The), 4.88%
,
05/11/27 .................. 581 638,013
Prologis LP, 2.25%
,
01/15/32 ...... USD 318 246,354
Rain Carbon, Inc., 12.25%
,
09/01/29
(a)
420 440,475
Security
Par (000)
Par (000) Value
United States (continued)
Rand Parent LLC, 8.50%
,
02/15/30
(a)
USD 2,839 $ 2,626,361
Regal Rexnord Corp., 6.05%
,
02/15/26
(a)
................ 1,150 1,137,179
RingCentral, Inc., 8.50%
,
08/15/30
(a)
. 1,502 1,450,932
Sabre GLBL, Inc.
(a)
9.25%, 04/15/25 ............ 261 255,780
8.63%, 06/01/27 ............ 1,620 1,373,447
11.25%, 12/15/27 ........... 1,241 1,138,742
Seagate HDD Cayman
(a)
3.50%, 06/01/28
(p)
........... 420 430,743
8.25%, 12/15/29 ............ 865 888,353
8.50%, 07/15/31 ............ 781 801,137
9.63%, 12/01/32 ............ 1,235 1,330,765
Service Properties Trust
4.35%, 10/01/24 ............ 136 130,465
4.50%, 03/15/25 ............ 485 453,907
7.50%, 09/15/25 ............ 817 802,650
Sitio Royalties Operating Partnership
LP, 7.88%
,
11/01/28
(a)
......... 646 647,615
Southern California Edison Co.
1.10%, 04/01/24 ............ 466 455,143
5.30%, 03/01/28 ............ 1,112 1,097,549
Spirit AeroSystems, Inc.
(a)
7.50%, 04/15/25 ............ 2,016 1,977,449
9.38%, 11/30/29 ............ 215 218,792
Sprint Spectrum Co. LLC, 4.74%
,
03/20/25
(a)
................ 360 356,181
Steel Dynamics, Inc., 5.00%
,
12/15/26 101 98,913
Stem, Inc., 0.50%
,
12/01/28
(a)(p)
.... 166 95,533
Tenneco, Inc., 8.00%
,
11/17/28
(a)
... 1,312 1,067,640
Texas Capital Bank NA, (3-mo. LIBOR
USD + 4.50%), 10.16%
,
09/30/24
(a)(b)
2,087 2,068,601
Thermo Fisher Scientific, Inc., 1.38%
,
09/12/28 ................. EUR 917 861,865
T-Mobile USA, Inc.
4.95%, 03/15/28 ............ USD 794 770,549
3.50%, 04/15/31 ............ 754 637,559
2.70%, 03/15/32 ............ 1,169 914,434
Transocean Aquila Ltd., 8.00%
,
09/30/28
(a)
................ 179 179,000
Transocean Titan Financing Ltd.,
8.38%
,
02/01/28
(a)
........... 348 354,090
Transocean, Inc., 8.75%
,
02/15/30
(a)
. 354 362,323
Uniti Group LP, 10.50%
,
02/15/28
(a)
.. 1,227 1,201,788
Vantage Drilling International, 9.50%
,
02/15/28
(a)
................ 1,103 1,080,940
Verizon Communications, Inc.
4.07%, 06/18/24 ............ GBP 100 120,518
1.13%, 11/03/28 ............ 300 293,384
4.25%, 10/31/30 ............ EUR 796 837,473
2.55%, 03/21/31 ............ USD 1,009 803,401
Viasat, Inc.
(a)
5.63%, 09/15/25 ............ 45 41,569
5.63%, 04/15/27 ............ 1,108 959,932
Vistra Operations Co. LLC
(a)
5.63%, 02/15/27 ............ 2,339 2,218,009
7.75%, 10/15/31 ............ 548 539,804
VMware, Inc.
1.40%, 08/15/26 ............ 1,011 891,810
2.20%, 08/15/31 ............ 503 379,579
Wells Fargo & Co.
1.38%, 10/26/26
(c)
........... EUR 909 880,246
1.50%, 05/24/27
(c)
........... 1,390 1,330,587

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
(1-day SOFR + 1.98%), 4.81%,
07/25/28
(b)
.............. USD 1,832 $ 1,748,225
Welltower OP LLC, 4.00%
,
06/01/25 . 685 661,829
Wynn Las Vegas LLC, 5.50%
,
03/01/25
(a)
................ 43 42,278
Xerox Holdings Corp., 5.00%
,
08/15/25
(a)
................ 2,693 2,558,048
200,541,151
Zambia — 0.1%
First Quantum Minerals Ltd.
(a)
7.50%, 04/01/25 ............ 1,223 1,218,255
6.88%, 03/01/26 ............ 950 916,741
6.88%, 10/15/27 ............ 1,497 1,427,988
8.63%, 06/01/31 ............ 260 258,700
3,821,684
Total Corporate Bonds — 9.2%
(Cost: $458,941,529) ............................. 388,649,846
Fixed Rate Loan Interests
United States — 0.1%
OD Intermediate SUBI Holdco II LLC,
Term Loan, 10.00%
,
 04/01/26
(d)
.. 4,946 4,629,118
Total Fixed Rate Loan Interests — 0.1%
(Cost: $4,916,322) .............................. 4,629,118
Floating Rate Loan Interests
Belgium — 0.1%
Apollo Finco BV, Facility Term Loan
B, (6-mo. EURIBOR + 4.85%),
8.78%
,
 10/02/28
(b)
........... EUR 2,981 2,363,669
France — 0.2%
Babilou Family, Facility Term Loan,
(3-mo. EURIBOR + 4.00%),
7.95%
,
 11/17/27
(b)
........... 7,151 7,426,560
Germany — 0.1%
Software AG, Facility B, (3-
mo. EURIBOR + 4.75%),
8.69%
,
 09/16/30
(b)
........... 3,529 3,712,304
Jersey, Channel Islands — 0.1%
(b)(d)
Vita Global FinCo Ltd., Additional
Facility Term Loan, (6-mo. SONIA +
7.00%), 12.20%
,
 07/06/27 ...... GBP 1,324 1,500,266
Vita Global FinCo Ltd., Facility Term
Loan B, (6-mo. EURIBOR + 0.00%),
9.44%
,
 09/23/27 ............ EUR 2,162 2,120,396
3,620,662
Luxembourg — 0.1%
Speed Midco 3 SARL, Facility Term
Loan B, (3-mo. EURIBOR + 6.40%),
10.37%
,
 05/16/29
(b)(d)
......... 6,106 6,391,196
Security
Par (000)
Par (000) Value
Netherlands — 0.5%
(b)
Cypher Bidco BV, Facility Term Loan
B, (6-mo. EURIBOR + 4.50%),
8.10%
,
 01/01/28
(d)
........... EUR 5,188 $ 5,121,451
Median BV, Facility Term Loan B1,
(6-mo. EURIBOR + 4.93%),
9.06%
,
 10/14/27 ............ 3,032 2,933,968
Sigma Holdco BV, Facility Term Loan,
(6-mo. LIBOR GBP + 5.75%),
11.01% - 11.05%
,
 01/02/28 ..... GBP 3,364 3,985,142
Ziggo BV, Facility Term Loan H,
(6-mo. EURIBOR + 3.00%),
6.93%
,
 01/31/29 ............ EUR 9,179 9,331,898
21,372,459
Spain — 0.1%
Challenger, Term Loan, (1-
mo. EURIBOR + 0.00%),
6.91%
,
 07/15/24
(b)(d)
.......... 5,336 5,621,059
Sweden — 0.0%
Unique BidCo AB, Facility Term Loan
B, (1-mo. EURIBOR + 5.25%),
8.95%
,
 03/16/29
(b)
........... 835 850,802
United Kingdom — 0.4%
(b)
CML Project Horizons, Term
Loan, (3-mo. SONIA + 4.34%),
8.96%
,
 06/05/26
(d)
........... GBP 3,756 4,561,901
Hotelbeds Group, Term Loan B,
09/12/28
(s)
................ EUR 3,051 3,195,026
Market Bidco Ltd., Facility B2,
11/04/27
(s)
................. GBP 1,000 1,133,290
Mercia, Term Loan A1, (3-mo. LIBOR
GBP + 2.40%), 7.21%
,
 04/09/25
(d)
1,595 1,930,565
Mercia, Term Loan A2, (3-mo. LIBOR
GBP + 0.00%), 7.21%
,
 04/09/25
(d)
4,864 5,886,505
Mercia, Term Loan B1, (3-mo. LIBOR
GBP + 0.00%), 6.53%
,
 04/09/25
(d)
280 339,083
17,046,370
United States — 1.8%
(b)
Aimbridge Acquisition Co., Inc., 1st Lien
Term Loan, (1-mo. CME Term SOFR
+ 4.75%), 10.18%
,
 02/02/26 .... USD 2,434 2,350,708
Alorica, Inc., Term Loan, (1-mo.
CME Term SOFR at 1.00%
Floor and 1.00% Cap + 6.88%),
12.19%
,
 12/21/27
(d)
.......... 2,713 2,658,436
Altar BidCo, Inc., 2nd Lien Term Loan,
(12-mo. CME Term SOFR at 0.50%
Floor and 0.50% Cap + 5.60%),
10.49%
,
 02/01/30 ........... 2,528 2,439,459
American Auto Auction Group LLC, 1st
Lien Term Loan B, (3-mo. CME Term
SOFR at 0.75% Floor and 0.75%
Cap + 5.00%), 10.39%
,
 12/30/27 . 388 366,886
Avaya, Inc., Term Loan B3, (1-mo.
CME Term SOFR at 1.00% Cap +
10.00%), 0.00%
,
 12/15/27 ...... 100 25,073
City Brewing Co. LLC, 1st Lien Term
Loan, (3-mo. CME Term SOFR
at 0.75% Floor and 0.75% Cap +
3.50%), 9.07%
,
 04/05/28 ...... 586 382,504

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
CML ST Regis Aspen, Term Loan,
(3-mo. LIBOR USD at 0.50% Floor +
0.00%), 0.00% - 8.21%
,
 02/07/25
(d)
USD 4,071 $ 3,930,549
CML Trigrams, Term Loan, (1-
mo. LIBOR USD + 0.00%),
8.01%
,
 10/16/23
(d)
........... 6,496 6,474,316
DirecTV Financing LLC, Term Loan,
(1-mo. CME Term SOFR at 0.75%
Floor and 0.75% Cap + 5.00%),
10.43%
,
 08/02/27 ........... 1,169 1,140,757
DRI Holding, Inc., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.50%
Floor and 0.50% Cap + 5.25%),
10.67%
,
 12/21/28 ........... 804 732,694
DS Parent, Inc., Term Loan B, (6-
mo. CME Term SOFR at 0.75%
Floor and 0.75% Cap + 5.75%),
11.34%
,
 12/10/28 ........... 1,189 1,171,123
ECL Entertainment LLC, Term Loan B,
(3-mo. CME Term SOFR at 0.75%
Floor and 0.75% Cap + 4.75%),
10.14%
,
 09/03/30 ........... 2,377 2,370,059
Emerald Technologies US
AcquisitionCo., Inc., Term Loan B,
(3-mo. CME Term SOFR at 1.00%
Floor and 1.00% Cap + 6.25%),
11.82%
,
 12/29/27
(d)
.......... 957 904,404
Galaxy Universal LLC, Term Loan,
(3-mo. LIBOR USD + 5.75%),
11.26%
,
 11/12/26
(d)
.......... 4,713 4,589,551
GoTo Group, Inc., 1st Lien Term Loan,
(3-mo. CME Term SOFR + 4.75%),
10.27%
,
 08/31/27 ........... 2,539 1,674,117
Green Plains Operating Co. LLC, Term
Loan, (3-mo. LIBOR USD + 0.00%),
13.52%
,
 07/20/26
(d)
.......... 3,414 3,354,612
Helios Service Partners LLC,
Term Loan, (3-mo. CME Term
SOFR at 1.00% Floor + 0.00%),
0.00%
,
 03/19/27 ............ 1,137 1,128,364
Hilton Worldwide Finance LLC, Term
Loan B2, (1-mo. CME Term SOFR +
1.75%), 7.17%
,
 06/22/26 ...... 4,434 4,429,149
Hydrofarm Holdings Group, Inc., Term
Loan, (1-mo. CME Term SOFR
at 1.00% Floor and 1.00% Cap +
5.50%), 10.93%
,
 10/25/28
(d)
..... 598 478,458
Indicor LLC, 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.50%
Floor and 0.50% Cap + 4.50%),
9.89%
,
 11/22/29 ............ 2,337 2,340,597
J&J Ventures Gaming LLC, Term Loan,
(3-mo. CME Term SOFR at 0.75%
Floor and 0.75% Cap + 4.00%),
9.65%
,
 04/26/28 ............ 902 858,682
Jack Ohio Finance LLC, Term Loan,
(1-mo. CME Term SOFR at 0.75%
Floor and 0.75% Cap + 4.75%),
10.18%
,
 10/04/28 ........... 465 458,615
Kronos Acquisition Holdings, Inc., Term
Loan, (3-mo. CME Term SOFR
at 1.00% Floor and 1.00% Cap +
6.00%), 11.57%
,
 12/22/26 ...... 427 426,267
Security
Par (000)
Par (000) Value
United States (continued)
Level 3 Financing, Inc., Term Loan B,
(1-mo. CME Term SOFR + 1.75%),
7.18%
,
 03/01/27 ............ USD 731 $ 689,150
Maverick Gaming LLC, Facility Term
Loan B, (3-mo. CME Term SOFR
at 1.00% Floor and 1.00% Cap +
7.50%), 13.18%
,
 09/03/26 ...... 772 570,944
Naked Juice LLC, 2nd Lien Term Loan,
(3-mo. CME Term SOFR at 1.00%
Floor and 0.01% Cap + 6.00%),
11.49%
,
 01/24/30 ........... 119 96,013
Nieslsen Consumer, Inc., Term Loan,
(1-mo. EURIBOR + 6.50%),
10.36%
,
 03/06/28
(d)
.......... EUR 7,068 7,454,262
Orion Group 1st Amended, Inc., Term
Loan, 01/01/30
(s)
............ USD 631 625,813
Orion Group 2nd Amended, Inc., Term
Loan, 01/01/30
(s)
............ —
(l)
—
Orion Group HoldCo LLC, Term Loan,
(3-mo. CME Term SOFR + 6.00%),
0.00% - 1.00%
,
 03/19/27 ...... 1,155 1,145,567
Orion Group, Term Loan, 01/01/30
(s)
. 215 213,821
ProFrac Holdings II LLC, Term Loan,
(3-mo. CME Term SOFR at 1.00%
Floor and 1.00% Cap + 7.25%),
12.93%
,
 03/04/25
(d)
.......... 1,285 1,283,403
Quartz AcquireCo LLC, Term Loan,
(1-mo. CME Term SOFR + 3.50%),
8.82%
,
 06/28/30
(d)
........... 981 978,548
Redstone HoldCo 2 LP, 1st Lien Term
Loan, (1-mo. CME Term SOFR
at 0.75% Floor and 0.75% Cap +
4.75%), 10.18%
,
 04/27/28 ...... 1,472 1,254,280
Redstone HoldCo 2 LP, 2nd Lien Term
Loan, (1-mo. CME Term SOFR
at 0.75% Floor and 0.75% Cap +
7.75%), 13.18%
,
 04/27/29 ...... 1,749 1,119,494
SCIH Salt Holdings, Inc., 1st Lien Term
Loan B1, (3-mo. CME Term SOFR
at 0.25% Floor and 0.75% Cap +
4.00%), 9.63%
,
 03/16/27 ...... 1,756 1,743,980
Sheraton Austin, Term Loan, (3-mo.
LIBOR USD at 0.50% Floor +
0.00%), 0.00% - 8.91%
,
 06/01/24
(d)
4,277 4,151,525
Signal Parent, Inc., Term Loan, (1-
mo. CME Term SOFR at 0.75%
Floor and 0.75% Cap + 3.50%),
8.92%
,
 04/03/28 ............ 930 782,729
Sonder Holdings Inc., Note, (3-mo.
CME Term SOFR at 1.00% Floor +
9.00%), 13.99%
,
 01/19/27
(d)
..... 5,240 4,492,964
Vaco Holdings LLC, Term Loan,
(6-mo. CME Term SOFR at 0.75%
Floor and 0.75% Cap + 5.00%),
10.59%
,
 01/21/29 ........... 965 923,407
Vinoy St. Petersburg (The), Term Loan,
(1-mo. LIBOR USD at 0.50% Floor +
0.00%), 0.00% - 7.98%
,
 09/09/24
(d)
4,746 4,538,239
76,749,519
Total Floating Rate Loan Interests — 3.4%
(Cost: $154,874,612) ............................. 145,154,600

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Pa r (000) Value
Foreign Agency Obligations
Chile — 0.0%
Empresa Nacional del Petroleo
3.75%, 08/05/26
(c)
........... USD 283 $ 262,355
6.15%, 05/10/33
(a)
........... 230 219,675
482,030
Colombia — 0.0%
Ecopetrol SA
4.13%, 01/16/25 ............ 552 531,697
8.88%, 01/13/33 ............ 439 427,685
959,382
Indonesia — 0.0%
Pertamina Persero PT, 3.65%
,
07/30/29
(c)
................ 561 499,481
Mexico — 0.1%
Comision Federal de Electricidad,
4.88%
,
01/15/24
(c)
........... 533 528,534
Petroleos Mexicanos
3.75%, 02/21/24
(c)
........... EUR 106 110,317
4.25%, 01/15/25 ............ USD 247 235,154
6.50%, 03/13/27 ............ 108 94,707
8.75%, 06/02/29 ............ 540 476,328
5.95%, 01/28/31 ............ 605 430,760
6.70%, 02/16/32 ............ 348 257,694
2,133,494
Panama — 0.0%
Aeropuerto Internacional de Tocumen
SA, 5.13%
,
08/11/61
(a)
........ 202 147,292
Peru — 0.0%
Corp. Financiera de Desarrollo SA,
4.75%
,
07/15/25
(c)
........... 536 519,829
South Korea — 0.0%
Korea National Oil Corp., 4.88%
,
04/03/28
(c)
................ 200 194,710
Total Foreign Agency Obligations — 0.1%
(Cost: $5,142,511) .............................. 4,936,218
Foreign Government Obligations
Argentina — 0.2%
Argentine Republic (The)
1.00%, 07/09/29 ............ 875 239,958
0.75%, 07/09/30
(q)
........... 8,318 2,372,777
3.62%, 07/09/35
(q)
........... 10,268 2,546,265
4.25%, 01/09/38
(q)
........... 3,485 1,019,644
6,178,644
Bahrain — 0.0%
Kingdom of Bahrain
(c)
5.45%, 09/16/32 ............ 341 296,063
7.50%, 09/20/47 ............ 263 232,547
528,610
Brazil — 0.4%
Federative Republic of Brazil
10.00%, 01/01/25 ........... BRL 28 5,577,938
10.00%, 01/01/27 ........... 66 12,788,876
18,366,814
Security
Par (000)
Par (000) Value
Canada — 0.5%
Canadian Government Bond, 0.25%
,
03/01/26 ................. CAD 32,542 $ 21,586,133
Chile — 0.0%
Republic of Chile, 4.34%
,
03/07/42 .. USD 551 444,200
Colombia — 0.2%
Republic of Colombia
6.25%, 11/26/25 ............ COP 21,776,300 4,909,455
4.50%, 01/28/26 ............ USD 669 638,862
3.88%, 03/22/26 ............ EUR 148 150,647
3.88%, 04/25/27 ............ USD 441 400,600
5.75%, 11/03/27 ............ COP 6,183,500 1,260,505
3.13%, 04/15/31 ............ USD 1,110 819,735
8.00%, 04/20/33 ............ 512 505,841
8,685,645
Costa Rica — 0.0%
Republic of Costa Rica, 6.55%
,
04/03/34
(c)
................ 232 225,316
Czech Republic — 0.2%
Czech Republic
2.75%, 07/23/29 ............ CZK 128,840 5,014,324
5.00%, 09/30/30 ............ 108,490 4,762,937
9,777,261
Dominican Republic — 0.1%
Dominican Republic Government Bond
6.88%, 01/29/26
(c)
........... USD 359 358,167
5.95%, 01/25/27
(c)
........... 505 488,052
4.50%, 01/30/30
(a)
........... 576 486,818
7.05%, 02/03/31
(a)
........... 165 159,154
4.88%, 09/23/32
(a)
........... 929 754,060
2,246,251
Egypt — 0.0%
Arab Republic of Egypt
(a)
8.50%, 01/31/47 ............ 268 142,635
7.50%, 02/16/61 ............ 303 152,103
294,738
Guatemala — 0.1%
Republic of Guatemala
5.25%, 08/10/29
(a)
........... 264 242,896
5.25%, 08/10/29
(c)
........... 560 515,233
7.05%, 10/04/32
(a)
........... 430 431,505
3.70%, 10/07/33
(c)
........... 481 368,090
6.60%, 06/13/36
(a)
........... 225 216,000
1,773,724
Hungary — 0.0%
Hungary Government Bond
5.38%, 03/25/24 ............ 90 89,775
5.25%, 06/16/29
(a)
........... 535 510,572
600,347
India — 0.0%
Indian Railway Finance Corp. Ltd.,
3.25%
,
02/13/30
(c)
........... 273 230,772
Indonesia — 0.3%
Perusahaan Penerbit SBSN Indonesia
III, 4.40%
,
06/06/27
(a)
......... 280 269,671
Republic of Indonesia
4.65%, 09/20/32 ............ 1,060 988,365
8.25%, 05/15/36 ............ IDR 74,445,000 5,310,619

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Indonesia (continued)
7.13%, 06/15/38 ............ IDR 98,671,000 $ 6,413,136
12,981,791
Israel — 0.2%
State of Israel Government Bond,
3.75%
,
03/31/24 ............ ILS 30,097 7,863,781
Ivory Coast — 0.0%
Republic of Cote d'Ivoire
(c)
6.38%, 03/03/28 ............ USD 940 877,396
5.88%, 10/17/31 ............ EUR 156 135,996
1,013,392
Jordan — 0.0%
Hashemite Kingdom of Jordan, 4.95%
,
07/07/25
(c)
................ USD 200 192,914
Mexico — 0.3%
United Mexican States
3.75%, 01/11/28 ............ 496 458,666
2.66%, 05/24/31 ............ 673 531,260
7.75%, 05/29/31 ............ MXN 972 4,923,014
7.50%, 05/26/33 ............ 875 4,281,880
6.35%, 02/09/35 ............ USD 200 195,278
10,390,098
Morocco — 0.0%
Kingdom of Morocco, 5.95%
,
03/08/28
(a)
................ 239 235,073
Nigeria — 0.0%
Federal Republic of Nigeria
8.38%, 03/24/29
(a)
........... 325 278,050
7.63%, 11/28/47
(c)
........... 487 322,487
600,537
Oman — 0.0%
(c)
Oman Government Bond
6.50%, 03/08/47 ............ 505 449,980
6.75%, 01/17/48 ............ 605 554,489
Oman Sovereign Sukuk SAOC, 4.40%
,
06/01/24 ................. 241 237,300
1,241,769
Panama — 0.1%
Republic of Panama
3.88%, 03/17/28 ............ 245 224,952
3.16%, 01/23/30 ............ 654 548,143
6.40%, 02/14/35 ............ 557 538,285
6.85%, 03/28/54 ............ 440 408,390
1,719,770
Paraguay — 0.0%
Republic of Paraguay, 5.60%
,
03/13/48
(c)
................ 210 169,823
Peru — 0.0%
Republic of Peru
2.78%, 01/23/31 ............ 497 406,094
1.86%, 12/01/32 ............ 947 682,342
1,088,436
Philippines — 0.0%
Republic of Philippines, 2.65%
,
12/10/45 ................. 467 280,345
Poland — 0.2%
Republic of Poland
2.50%, 07/25/26 ............ PLN 32,286 6,907,496
Security
Par (000)
Par (000) Value
Poland (continued)
4.88%, 10/04/33 ............ USD 217 $ 201,185
4.25%, 02/14/43
(c)
........... EUR 145 141,601
5.50%, 04/04/53 ............ USD 332 299,657
7,549,939
Romania — 0.0%
Romania Government Bond
5.25%, 11/25/27
(a)
........... 266 258,302
2.88%, 03/11/29
(c)
........... EUR 553 510,939
2.50%, 02/08/30
(c)
........... 582 503,024
2.12%, 07/16/31
(c)
........... 327 255,654
1,527,919
Saudi Arabia — 0.0%
Kingdom of Saudi Arabia
4.50%, 04/17/30
(c)
........... USD 621 591,664
5.00%, 01/18/53
(a)
........... 480 397,810
989,474
Senegal — 0.0%
Republic of Senegal, 6.25%
,
05/23/33
(c)
317 253,778
South Africa — 0.4%
Republic of South Africa
10.50%, 12/21/26 ........... ZAR 144,595 7,856,096
4.85%, 09/30/29 ............ USD 439 375,867
8.00%, 01/31/30 ............ ZAR 58,078 2,675,609
5.88%, 04/20/32 ............ USD 424 359,997
9.00%, 01/31/40 ............ ZAR 149,569 5,815,979
8.75%, 01/31/44 ............ 26,361 971,670
5.00%, 10/12/46 ............ USD 701 432,356
18,487,574
Spain — 2.9%
Bonos y Obligaciones del Estado
(a)(c)
2.55%, 10/31/32 ............ EUR 58,803 56,250,814
3.15%, 04/30/33 ............ 51,474 51,339,358
3.90%, 07/30/39 ............ 5,718 5,782,197
2.90%, 10/31/46 ............ 5,530 4,595,993
3.45%, 07/30/66 ............ 4,339 3,642,585
121,610,947
Trinidad and Tobago — 0.0%
Republic of Trinidad & Tobago, 5.95%
,
01/14/31
(a)
................ USD 205 202,335
Ukraine — 0.0%
Ukraine Government Bond
(e)(n)
7.75%, 09/01/25
(c)
........... 303 99,233
7.75%, 09/01/26
(c)
........... 428 126,260
7.25%, 03/15/35
(a)
........... 742 194,033
419,526
United Kingdom — 0.2%
U.K. Treasury Bonds, 0.50%
,
10/22/61
(c)
................ GBP 25,517 8,455,701
Uruguay — 0.0%
Oriental Republic of Uruguay, 5.75%
,
10/28/34 ................. USD 549 560,331
Total Foreign Government Obligations — 6.3%
(Cost: $298,236,842) ............................. 268,773,708

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Investment Companies
Invesco QQQ Trust 1, Series 1
(g)
.... 58,400 $ 20,922,968
iShares 0-5 Year TIPS Bond ETF
(f)
.. 45,255 4,386,115
iShares iBoxx $ Investment Grade
Corporate Bond ETF
(f)(g)
....... 94,729 9,664,252
iShares J.P. Morgan USD Emerging
Markets Bond ETF
(f)(g)
......... 38,967 3,215,557
iShares Latin America 40 ETF
(f)(g)
... 86,975 2,223,081
iShares MSCI Brazil ETF
(f)(g)
....... 98,551 3,022,559
iShares MSCI Emerging Markets ETF
(f)
(g)
...................... 12,710 482,344
iShares Russell Mid-Cap Growth ETF
(f)
(g)
...................... 12,068 1,102,412
SPDR Bloomberg High Yield Bond
ETF
(g)
................... 20,062 1,813,605
SPDR S&P Regional Banking ETF
(g)
. 17,528 732,145
VanEck Semiconductor ETF
(g)
..... 13,142 1,905,327
Total Investment Companies — 1.2%
(Cost: $49,734,058) .............................. 49,470,365
Par (000)
Pa r (000)
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 0.7%
United States — 0.7%
Federal Home Loan Mortgage Corp.
STACR Trust Variable Rate Notes,
Series 2022-DNA1, Class B1,
(SOFR 30 day Average + 3.40%),
8.71%, 01/25/42
(a)(b)
.......... USD 482 482,201
JP Morgan Mortgage Trust
(a)(b)
Series 2021-INV5, Class A2A,
2.50%, 12/25/51 .......... 9,781 7,417,282
Series 2021-INV7, Class A3A,
2.50%, 02/25/52 .......... 5,800 4,902,193
Series 2021-INV7, Class A4A,
2.50%, 02/25/52 .......... 2,344 1,413,261
MCM Trust
(d)
Series 2018-NPL2,  3.00%,
08/25/28 ............... 3,167 3,043,948
Series 2021-VFN1,  3.00%,
08/28/28 ............... 2,016 1,329,300
Ready Capital Mortgage Financing
LLC, Series 2022-FL10, Class A,
(1-mo. CME Term SOFR at 2.37%
Floor + 2.55%), 7.87%, 10/25/39
(a)(b)
2,978 2,980,506
TVC DSCR, Series 2021-1, Class A,
2.38%, 02/01/51
(d)
........... 6,617 6,160,393
TVC Holding, Series 2021-1,  2.38%,
02/01/51
(d)
................ 1,654 1,441,302
29,170,386
Commercial Mortgage-Backed Securities — 2.3%
Bermuda — 0.0%
RIAL Issuer Ltd., Series 2022-FL8,
Class A, (1-mo. CME Term SOFR +
2.25%), 7.58%, 01/19/37
(a)(b)
.... 995 975,050
Cayman Islands — 0.0%
MF1 Multifamily Housing Mortgage
Loan Trust, Series 2021-W10,
Class F, (1-mo. CME Term SOFR +
3.37%), 8.70%, 12/15/34
(a)(b)
.... 1,913 1,785,782
Security
Par (000)
Par (000) Value
United States — 2.3%
1211 Avenue of the Americas Trust,
Series 2015-1211, Class D, 4.28%,
08/10/35
(a)(b)
............... USD 1,182 $ 1,034,490
Alen Mortgage Trust, Series 2021-
ACEN, Class D, (1-mo. CME Term
SOFR + 3.21%), 8.55%, 04/15/34
(a)
(b)
...................... 1,364 916,880
Arbor Multifamily Mortgage Securities
Trust, Series 2020-MF1, Class E,
1.75%, 05/15/53
(a)
........... 428 220,917
BAMLL Commercial Mortgage
Securities Trust
(a)(b)
Series 2015-200P, Class D, 3.72%,
04/14/33 ............... 255 227,698
Series 2018-DSNY, Class A, (1-mo.
CME Term SOFR + 0.90%),
6.48%, 09/15/34 .......... 590 587,185
Bayview Commercial Asset Trust
(a)(b)
Series 2005-3A, Class M6, (1-mo.
CME Term SOFR at 1.05% Floor
and 10.80% Cap + 1.16%),
6.13%, 11/25/35 .......... 102 93,156
Series 2006-3A, Class M1, (1-mo.
CME Term SOFR at 0.34% Floor
+ 0.62%), 5.94%, 10/25/36 ... 115 106,113
Beast Mortgage Trust
(a)(b)
Series 2021-SSCP, Class A, (1-mo.
CME Term SOFR + 0.86%),
6.20%, 04/15/36 .......... 469 457,806
Series 2021-SSCP, Class B, (1-mo.
CME Term SOFR + 1.21%),
6.55%, 04/15/36 .......... 1,204 1,153,230
Series 2021-SSCP, Class C, (1-mo.
CME Term SOFR + 1.46%),
6.80%, 04/15/36 .......... 1,500 1,435,290
Series 2021-SSCP, Class D, (1-mo.
CME Term SOFR + 1.71%),
7.05%, 04/15/36 .......... 1,378 1,306,523
Series 2021-SSCP, Class E, (1-mo.
CME Term SOFR + 2.21%),
7.55%, 04/15/36 .......... 1,194 1,115,202
Series 2021-SSCP, Class F, (1-mo.
CME Term SOFR + 3.01%),
8.35%, 04/15/36 .......... 1,141 1,068,440
Series 2021-SSCP, Class G, (1-mo.
CME Term SOFR + 3.91%),
9.25%, 04/15/36 .......... 1,291 1,202,944
Series 2021-SSCP, Class H, (1-mo.
CME Term SOFR + 5.02%),
10.35%, 04/15/36 ......... 915 852,526
BHMS
(a)(b)
Series 2018-ATLS, Class A, (1-mo.
CME Term SOFR + 1.55%),
6.88%, 07/15/35 .......... 1,722 1,699,867
Series 2018-ATLS, Class C, (1-mo.
CME Term SOFR at 1.90% Floor
+ 2.20%), 7.53%, 07/15/35 ... 653 625,733
BOCA Commercial Mortgage Trust,
Series 2022-BOCA, Class A, (1-mo.
CME Term SOFR at 1.77% Floor +
1.77%), 7.10%, 05/15/39
(a)(b)
.... 554 551,885
BWAY Mortgage Trust, Series 2013-
1515, Class D, 3.63%, 03/10/33
(a)
. 1,000 903,745

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
BX Commercial Mortgage Trust
(a)(b)
Series 2019-XL, Class A, (1-mo.
CME Term SOFR at 1.03% Floor
+ 1.03%), 6.37%, 10/15/36 ... USD 458 $ 456,575
Series 2019-XL, Class G, (1-mo.
CME Term SOFR at 2.41% Floor
+ 2.41%), 7.75%, 10/15/36 ... 2,197 2,160,415
Series 2019-XL, Class J, (1-mo.
CME Term SOFR at 2.76% Floor
+ 2.76%), 8.10%, 10/15/36 ... 2,799 2,741,762
Series 2020-VKNG, Class G, (1-mo.
CME Term SOFR + 3.36%),
8.70%, 10/15/37 .......... 329 313,899
Series 2021-NWM, Class A, (1-mo.
CME Term SOFR + 1.02%),
6.36%, 02/15/33 .......... 4,847 4,721,847
Series 2021-NWM, Class B, (1-mo.
CME Term SOFR + 2.26%),
7.60%, 02/15/33 .......... 2,843 2,789,546
Series 2021-NWM, Class C, (1-mo.
CME Term SOFR + 4.36%),
9.70%, 02/15/33 .......... 1,877 1,837,652
Series 2021-SOAR, Class G, (1-mo.
CME Term SOFR at 2.80% Floor
+ 2.91%), 8.25%, 06/15/38 ... 2,175 2,072,315
Series 2021-VINO, Class F, (1-mo.
CME Term SOFR + 2.92%),
8.25%, 05/15/38 .......... 2,009 1,887,909
Series 2021-XL2, Class A, (1-mo.
CME Term SOFR at 0.69% Floor
+ 0.80%), 6.13%, 10/15/38 ... 565 552,209
Series 2021-XL2, Class F, (1-mo.
CME Term SOFR at 2.24% Floor
+ 2.36%), 7.69%, 10/15/38 ... 2,848 2,710,138
BX Trust
(a)(b)
Series 2019-OC11, Class E, 4.08%,
12/09/41 ............... 3,052 2,431,874
Series 2021-ARIA, Class E, (1-mo.
CME Term SOFR + 2.36%),
7.69%, 10/15/36 .......... 2,038 1,934,446
Series 2021-MFM1, Class E, (1-mo.
CME Term SOFR + 2.36%),
7.70%, 01/15/34 .......... 745 719,209
Series 2021-MFM1, Class F, (1-mo.
CME Term SOFR + 3.11%),
8.45%, 01/15/34 .......... 1,160 1,119,490
CAMB Commercial Mortgage Trust,
Series 2019-LIFE, Class E, (1-mo.
CME Term SOFR + 2.20%), 7.53%,
12/15/37
(a)(b)
............... 335 331,247
Cold Storage Trust, Series 2020-ICE5,
Class A, (1-mo. CME Term SOFR
at 0.90% Floor + 1.01%), 6.35%,
11/15/37
(a)(b)
............... 1,434 1,419,755
Credit Suisse Mortgage Capital
Certificates
(a)
Series 2019-ICE4, Class C, (1-mo.
CME Term SOFR + 1.48%),
6.81%, 05/15/36
(b)
......... 470 466,830
Series 2019-ICE4, Class D, (1-mo.
CME Term SOFR at 1.60% Floor
+ 1.65%), 6.98%, 05/15/36
(b)
.. 1,565 1,554,713
Series 2019-ICE4, Class E, (1-mo.
CME Term SOFR + 2.20%),
7.53%, 05/15/36
(b)
......... 1,390 1,379,820
Security
Par (000)
Par (000) Value
United States (continued)
Series 2019-ICE4, Class F, (1-mo.
CME Term SOFR + 2.70%),
8.03%, 05/15/36
(b)
......... USD 2,078 $ 2,046,785
Series 2020-NET, Class A, 2.26%,
08/15/37 ............... 1,065 953,485
CSAIL Commercial Mortgage Trust
Series 2016-C5, Class C, 4.80%,
11/15/48
(b)
.............. 166 148,805
Series 2020-C19, Class A3, 2.56%,
03/15/53 ............... 3,204 2,595,899
CSMC Trust
(a)(b)
Series 2020-FACT, Class E, (1-mo.
CME Term SOFR + 4.98%),
10.31%, 10/15/37 ......... 338 305,797
Series 2022-LION,  8.80%,
02/15/27
(d)
.............. 2,798 2,513,940
DBGS Mortgage Trust
(a)(b)
Series 2018-BIOD, Class A, (1-mo.
CME Term SOFR at 0.80% Floor
+ 1.10%), 6.43%, 05/15/35 ... 192 190,958
Series 2018-BIOD, Class D, (1-mo.
CME Term SOFR + 1.60%),
6.93%, 05/15/35 .......... 480 470,481
Series 2018-BIOD, Class F, (1-mo.
CME Term SOFR + 2.30%),
7.63%, 05/15/35 .......... 1,719 1,658,519
DBWF Mortgage Trust
(a)(b)
Series 2018-GLKS, Class B, (1-mo.
CME Term SOFR + 1.50%),
6.91%, 12/19/30 .......... 562 556,628
Series 2018-GLKS, Class C, (1-mo.
CME Term SOFR + 1.90%),
7.22%, 12/19/30 .......... 447 441,265
ELP Commercial Mortgage Trust,
Series 2021-ELP, Class F, (1-mo.
CME Term SOFR at 2.67% Floor +
2.78%), 8.11%, 11/15/38
(a)(b)
..... 1,460 1,401,726
Extended Stay America Trust
(a)(b)
Series 2021-ESH, Class D, (1-mo.
CME Term SOFR + 2.36%),
7.70%, 07/15/38 .......... 2,991 2,942,365
Series 2021-ESH, Class E, (1-mo.
CME Term SOFR + 2.96%),
8.30%, 07/15/38 .......... 2,091 2,049,070
GCT Commercial Mortgage Trust,
Series 2021-GCT, Class D, (1-mo.
CME Term SOFR + 2.46%), 7.80%,
02/15/38
(a)(b)
............... 270 85,007
GS Mortgage Securities Corp. Trust
(a)(b)
Series 2021-DM, Class E, (1-mo.
CME Term SOFR + 3.05%),
8.38%, 11/15/36 .......... 2,822 2,714,681
Series 2021-IP, Class A, (1-mo.
CME Term SOFR at 0.95% Floor
+ 1.06%), 6.40%, 10/15/36 ... 357 339,902
Series 2021-ROSS, Class A, (1-mo.
CME Term SOFR + 1.26%),
6.60%, 05/15/26 .......... 381 335,635
Series 2022-ECI, Class A, (1-mo.
CME Term SOFR + 2.19%),
7.53%, 08/15/39 .......... 324 324,622
GS Mortgage Securities Trust, Series
2020-GC47, Class AS, 2.73%,
05/12/53 ................. 1,202 950,422

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Hudson Yards Mortgage Trust, Series
2016-10HY, Class E, 3.08%,
08/10/38
(a)(b)
............... USD 315 $ 256,465
Independence Plaza Trust, Series
2018-INDP, Class B, 3.91%,
07/10/35
(a)
................ 528 490,746
JPMorgan Chase Commercial
Mortgage Securities Trust
(a)(b)
Series 2018-WPT, Class DFL, (1-
mo. CME Term SOFR at 2.61%
Floor + 2.74%), 8.07%, 07/05/33 438 353,105
Series 2021-MHC, Class E, (1-mo.
CME Term SOFR + 2.56%),
7.90%, 04/15/38 .......... 1,975 1,904,253
Series 2021-MHC, Class F, (1-mo.
CME Term SOFR + 3.06%),
8.40%, 04/15/38 .......... 866 828,455
Series 2022-NXSS, Class A, (1-mo.
CME Term SOFR + 2.18%),
7.51%, 09/15/39 .......... 429 429,801
Series 2022-OPO, Class C, 3.56%,
01/05/39 ............... 700 492,844
LUXE Trust, Series 2021-TRIP, Class
E, (1-mo. CME Term SOFR at
2.75% Floor + 2.86%), 8.20%,
10/15/38
(a)(b)
............... 344 330,745
Med Trust
(a)(b)
Series 2021-MDLN, Class A, (1-mo.
CME Term SOFR + 1.06%),
6.40%, 11/15/38 .......... 379 369,664
Series 2021-MDLN, Class F, (1-mo.
CME Term SOFR + 4.11%),
9.45%, 11/15/38 .......... 3,618 3,434,993
Series 2021-MDLN, Class G, (1-mo.
CME Term SOFR + 5.36%),
10.70%, 11/15/38 ......... 3,891 3,676,748
MHC Commercial Mortgage Trust
(a)(b)
Series 2021-MHC, Class E, (1-mo.
CME Term SOFR + 2.22%),
7.55%, 04/15/38 .......... 2,766 2,715,941
Series 2021-MHC, Class F, (1-mo.
CME Term SOFR + 2.72%),
8.05%, 04/15/38 .......... 531 515,137
MHP Commercial Mortgage Trust,
Series 2021-STOR, Class G, (1-mo.
CME Term SOFR + 2.86%), 8.20%,
07/15/38
(a)(b)
............... 870 824,214
Morgan Stanley Bank of America Merrill
Lynch Trust, Series 2015-C24, Class
C, (1-mo. LIBOR USD + 0.00%),
4.47%, 05/15/48
(b)
........... 176 149,619
Morgan Stanley Capital I Trust,
Series 2018-MP, Class A, 4.42%,
07/11/40
(a)(b)
............... 552 444,468
PKHL Commercial Mortgage Trust,
Series 2021-MF, Class F, (1-mo.
CME Term SOFR + 3.46%), 8.80%,
07/15/38
(a)(b)
............... 414 322,523
SREIT Trust
(a)(b)
Series 2021-MFP, Class A, (1-mo.
CME Term SOFR at 0.73% Floor
+ 0.85%), 6.18%, 11/15/38 ... 385 377,763
Series 2021-MFP, Class F, (1-mo.
CME Term SOFR + 2.74%),
8.07%, 11/15/38 .......... 2,175 2,102,770
Security
Par (000)
Par (000) Value
United States (continued)
Series 2021-MFP2, Class F, (1-mo.
CME Term SOFR + 2.73%),
8.06%, 11/15/36 .......... USD 1,014 $ 968,434
STWD Trust, Series 2021-FLWR,
Class E, (1-mo. CME Term SOFR +
2.04%), 7.37%, 07/15/36
(a)(b)
.... 724 685,424
UBS Commercial Mortgage Trust,
Series 2019-C17, Class A4, 2.92%,
10/15/52 ................. 321 270,236
VNDO Trust, Series 2016-350P, Class
D, 4.03%, 01/10/35
(a)(b)
........ 583 505,704
Wells Fargo Commercial Mortgage
Trust
(b)
Series 2015-C28, Class AS, 3.87%,
05/15/48 ............... 886 831,436
Series 2017-C41, Class B, 4.19%,
11/15/50 ............... 454 370,974
Series 2018-1745, Class A, 3.87%,
06/15/36
(a)
.............. 590 488,720
96,328,455
Interest Only Commercial Mortgage-Backed Securities — 0.1%
United States — 0.1%
(b)
Benchmark Mortgage Trust, Series
2021-B23, Class XA, 1.37%,
02/15/54 ................. 14,113 868,307
GS Mortgage Securities Trust, Series
2020-GSA2, Class XA, 1.83%,
12/12/53
(a)
................ 1,478 123,700
Wells Fargo Commercial Mortgage
Trust
Series 2020-C58, Class XA, 1.92%,
07/15/53 ............... 7,953 719,795
Series 2021-C59, Class XA, 1.66%,
04/15/54 ............... 6,388 485,654
2,197,456
Total Non-Agency Mortgage-Backed Securities — 3.1%
(Cost: $142,970,430) ............................. 130,457,129
Beneficial Interest (000)
Beneficial Interest (000)
Other Interests
Capital Markets - 0.2%
Sprott Private Resource Streaming &
Royalty LP
(d)(e)(t)
............. 7,220 6,743,752
Total Other Interests — 0.2%
(Cost: $7,284,549) ................................ 6,743,752

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Pa r (000) Value
Preferred Securities
Capital Trusts — 0.0%
United States — 0.0%
USB Capital IX , (3-mo. CME Term
SOFR + 1.28%), 6.59%
(b)(o)
..... USD 900 $ 662,993
Total Capital Trusts — 0.0%
(Cost: $833,832) ................................ 662,993
Shares
Shares
Preferred Stocks — 2.7%
Brazil — 0.2%
Cia Energetica de Minas Gerais
(Preference) ............... 447,489 1,102,131
Gerdau SA (Preference) ......... 61,889 296,114
Neon Payments Ltd.
(d)(e)
......... 10,763 5,536,164
6,934,409
China — 0.3%
ByteDance Ltd., Series E-1, (Acquired
11/11/20, cost $9,000,423)
(d)(e)(h)
.. 82,140 13,463,688
Germany — 0.3%
Dr Ing h c F Porsche AG (Preference) 45,864 4,303,286
Porsche Automobil Holding SE
(Preference) ............... 2,771 136,304
Volkswagen AG (Preference) ...... 8,233 945,967
Volocopter Gmbh, (Acquired 03/03/21,
cost $7,547,351)
(d)(e)(h)
......... 1,420 8,868,945
14,254,502
India — 0.0%
Think & Learn Pvt Ltd., Series
F, (Acquired 12/11/20, cost
$4,447,311)
(d)(e)(h)
............ 1,380 1,039,419
Israel — 0.2%
(d)(e)(h)
Deep Instinct Ltd., Series D-2,
(Acquired 03/19/21, cost
$3,888,688) ............... 639,810 4,581,040
Deep Instinct Ltd., Series D-4,
(Acquired 09/20/22, cost
$2,474,803) ............... 351,019 2,513,296
7,094,336
Sweden — 0.0%
Volta Greentech AB, Series C,
(Acquired 02/22/22, cost $804,100)
(d)
(e)(h)
..................... 6,817 654,997
United Kingdom — 0.1%
10X Future Technologies Holdings
Ltd., (Acquired 05/13/21, cost
$6,197,92 0 )
(d)(e)(h)
............ 163,645 2,563,676
United States — 1.6%
Breeze Aviation Group, Inc., Series
B, (Acquired 07/30/21, cost
$3,775,369)
(d)(e)(h)
............ 6,990 2,083,509
Caresyntax, Inc., Series C-2
(d)(e)
.... 15,067 1,439,200
Caresyntax, Inc., Series C-3
(d)(e)
.... 2,170 173,904
Databricks, Inc., Series F, (Acquired
10/22/19, cost $3,030,010)
(d)(e)(h)
.. 211,650 15,556,275
Databricks, Inc., Series G, (Acquired
08/01/22, cost $3,419,476)
(d)(e)(h)
.. 57,837 4,251,019
Dream Finders Homes, Inc., 9.00%
(d)(o)
8,429 7,786,289
Security
Shares
Shares Value
United States (continued)
Exo Imaging, Inc., Series C, (Acquired
06/24/21, cost $2,122,371)
(d)(e)(h)
.. 362,303 $ 876,773
Farmer’s Business Network, Inc.,
Series F, (Acquired 07/31/20, cost
$2,424,735)
(d)(e)(h)
............ 73,351 338,882
Farmer’s Business Network, Inc.,
Series G, (Acquired 09/15/21, cost
$689,703)
(d)(e)(h)
............. 11,096 51,263
GM Cruise Holdings LLC, Series
G, (Acquired 03/25/21, cost
$2,563,091)
(d)(e)(h)
............ 97,271 2,052,418
JumpCloud, Inc., Series E-1, (Acquired
10/30/20, cost $3,136,443)
(d)(e)(h)
.. 1,719,824 4,781,111
JumpCloud, Inc., Series F, (Acquired
09/03/21, cost $677,436)
(d)(e)(h)
... 113,119 314,471
Lessen, Inc., Series B
(d)(e)
........ 188,594 1,687,916
Lessen, Inc., Series C
(d)(e)
........ 63,570 568,952
Loadsmart, Inc., Series C, (Acquired
10/05/20, cost $2,878,751)
(d)(e)(h)
.. 336,696 3,764,261
Loadsmart, Inc., Series D, (Acquired
01/27/22, cost $596,540)
(d)(e)(h)
... 29,827 333,466
Lookout, Inc., Series F, (Acquired
10/22/14, cost $7,673,753)
(d)(e)(h)
.. 671,775 2,801,302
MNTN Digital, Series D, (Acquired
11/05/21, cost $1,673,918)
(d)(e)(h)
.. 72,889 696,090
Mythic AI, Inc., Series C, (Acquired
01/26/21, cost $1,646,873)
(d)(e)(h)
.. 2,397 —
Noodle Partners, Inc., Series
C, (Acquired 08/26/21, cost
$2,167,122)
(d)(e)(h)
............ 242,823 1,228,684
PsiQuantum Corp., Series D, (Acquired
05/21/21, cost $1,355,632)
(d)(e)(h)
.. 51,690 1,448,871
Relativity Space, Inc., Series
E, (Acquired 05/27/21, cost
$2,333,656)
(d)(e)(h)
............ 102,196 1,621,850
SambaNova Systems, Inc., Series
C, (Acquired 02/19/20, cost
$3,134,750)
(d)(e)(h)
............ 58,878 4,450,588
SambaNova Systems, Inc., Series
D, (Acquired 04/09/21, cost
$1,780,353)
(d)(e)(h)
............ 18,737 1,416,330
Snorkel AI, Inc., Series C, (Acquired
06/30/21, cost $839,659)
(d)(e)(h)
... 55,904 486,365
Ursa Major Technologies, Inc., Series
C, (Acquired 09/13/21, cost
$2,149,052)
(d)(e)(h)
............ 360,289 1,149,322
Ursa Major Technologies, Inc., Series
D, (Acquired 10/14/22, cost
$292,552)
(d)(e)(h)
............. 44,138 146,097
Verge Genomics, Series B, (Acquired
11/05/21, cost $2,013,552)
(d)(e)(h)
.. 378,004 2,441,906
Verge Genomics, Series C, (Acquired
09/06/23, cost $321,734)
(d)(e)(h)
... 44,740 321,734
Wells Fargo & Co., Series L, 7.50%
(o)(p)
1,367 1,524,205
Zero Mass Water, Inc., Series
C-1, (Acquired 05/07/20, cost
$2,397,628)
(d)(e)(h)
............ 152,099 3,566,722
Zero Mass Water, Inc., Series D,
(Acquired 07/05/22, cost $449,221)
(d)
(e)(h)
..................... 10,967 365,201
69,724,976
Total Preferred Stocks — 2.7%
(Cost: $114,986,110) ............................. 115,730,003

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Trust Preferreds — 0.1%
United States — 0.1%
Citigroup Capital XIII , (3-mo. LIBOR
USD + 6.37%), 12.00%, 10/30/40
(b)(g)
147,134 $ 4,315,440
Total Trust Preferreds — 0.1%
(Cost: $4,078,012) .............................. 4,315,440
Total Preferred Securities — 2.8%
(Cost: $119,897,954) ............................. 120,708,436
Par (000)
Pa r (000)
U.S. Government Sponsored Agency Securities
Interest Only Commercial Mortgage-Backed Securities — 0.0%
Federal Home Loan Mortgage Corp.
Multifamily Structured Pass-Through
Certificates Variable Rate Notes
(b)
Series KL06, Class XFX,
1.47% ,  12/25/29 ........ USD 2,207 124,935
Series KW09, Class X1,
0.94% ,  05/25/29 ........ 15,059 497,214
622,149
Mortgage-Backed Securities — 4.7%
Uniform Mortgage-Backed Securities
(u)
3.50% ,  10/25/53 .......... 184,210 158,405,880
4.50% ,  10/25/53 .......... 44,112 40,500,330
198,906,210
Total U.S. Government Sponsored Agency Securities
—
4.7%
(Cost: $205,127,444) ............................. 199,528,359
U.S. Treasury Obligations
U.S. Treasury Bonds
2.38%, 02/15/42 ............ 7,089 4,899,925
3.25%, 05/15/42
(v)(w)
.......... 17,220 13,722,427
3.38%, 08/15/42 ............ 9,136 7,402,058
4.00%, 11/15/52
(v)(w)
.......... 13,292 11,780,807
U.S. Treasury Inflation Linked Notes
0.63%, 01/15/24 ............ 72,222 71,530,200
0.50%, 04/15/24 ............ 41,526 40,795,956
0.13%, 04/15/27 ............ 6,224 5,712,998
0.63%, 07/15/32
(w)
........... 20,062 17,478,668
U.S. Treasury Notes
0.75%, 12/31/23
(j)
........... 9,545 9,435,831
4.00%, 12/15/25 ............ 32,462 31,786,131
Total U.S. Treasury Obligations — 5.1%
(Cost: $224,991,795) ............................. 214,545,001
Shares
Shares
Warrants
Brazil — 0.0%
Lavoro Ltd. (Issued/Exercisable
12/27/22, 1 Share for 1 Warrant,
Expires 12/27/27, Strike Price USD
11.50)
(e)
.................. 21,152 14,806
Security
Shares
Shares Value
Israel — 0.0%
(e)
Deep Instinct Ltd., (Acquired 09/20/22,
cost $0) (Issued/Exercisable
09/20/22, 1 Share for 1 Warrant,
Expires 09/20/32)
(d)(h)
......... 24,748 $ 149,973
Innovid Corp. (Issued/Exercisable
01/28/21, 1 Share for 1 Warrant,
Expires 12/31/27, Strike Price USD
11.50) ................... 10,869 761
150,734
Switzerland — 0.0%
Cie Financiere Richemont SA (Issued/
Exercisable 11/27/20, 1 Share for
1 Warrant, Expires 11/22/23, Strike
Price CHF 67.00)
(e)
.......... 1,233 916
United States — 0.0%
(e)
Cano Health, Inc. (Issued/Exercisable
07/06/20, 1 Share for 1 Warrant,
Expires 06/03/26, Strike Price USD
11.50) ................... 68,498 3,425
Caresyntax, Inc. (Issued/Exercisable
06/14/23, 1 Share for 1 Warrant,
Expires 06/21/33, Strike Price USD
0.01)
(d)
................... 1,710 163,305
Crown PropTech Acquisitions (Issued/
Exercisable 02/05/21, 1 Share for
1 Warrant, Expires 02/01/26, Strike
Price USD 11.50)
(d)
.......... 90,780 1,816
Crown PropTech Acquisitions (Issued/
Exercisable 01/25/21, 1 Share for
1 Warrant, Expires 12/31/27, Strike
Price USD 11.50) ............ 42,220 1,055
EVgo, Inc. (Issued/Exercisable
11/10/20, 1 Share for 1 Warrant,
Expires 09/15/25, Strike Price USD
11.50) ................... 38,021 14,068
Hippo Holdings, Inc. (Issued/
Exercisable 01/04/21, 1 Share for
1 Warrant, Expires 08/02/26, Strike
Price USD 11.50) ............ 28,141 540
Latch, Inc. (Issued/Exercisable
12/29/20, 1 Share for 1 Warrant,
Expires 06/04/26, Strike Price USD
11.50) ................... 28,921 —
Lightning eMotors, Inc. (Issued/
Exercisable 05/06/21, 1 Share for
1 Warrant, Expires 12/15/25, Strike
Price USD 11.50) ............ 76,842 776
Offerpad Solutions, Inc. (Issued/
Exercisable 10/13/20, 1 Share for
1 Warrant, Expires 09/01/26, Strike
Price USD 11.50) ............ 50,071 756
Proof Acquisition Corp. I (Issued/
Exercisable 12/03/21, 1 Share for
1 Warrant, Expires 10/01/26, Strike
Price USD 11.50)
(d)
.......... 77,370 6,963
Sarcos Technology & Robotics Corp.
(Issued/Exercisable 12/21/20,
1 Share for 1 Warrant, Expires
09/24/26, Strike Price USD 11.50) 59,602 1,019
Sarcos Technology & Robotics Corp.
(Issued/Exercisable 01/15/21,
1 Share for 1 Warrant, Expires
06/15/27, Strike Price USD 11.50) 30,984 620

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
United States (continued)
Sonder Holdings, Inc. (Issued/
Exercisable 01/19/22, 1 Share for
1 Warrant, Expires 11/19/26, Strike
Price USD 12.50)
(d)
.......... 84,405 $ 1
194,344
Total Warrants — 0.0%
(Cost: $944,852) ................................ 360,800
Total Long-Term Investments — 96.0%
(Cost: $4,186,003,066) ........................... 4,069,849,236
Par (000)
Pa r (000)
Short-Term Securities
Foreign Government Obligations — 1.0%
Brazil - 0.6%
Federative Republic of Brazil Treasury
Bills, 9.54%
,
07/01/24
(x)
....... BRL 123 22,531,730
Mexico - 0.4%
United Mexican States Treasury Bills
(x)
11.10%, 07/25/24 ........... MXN 25,974 13,602,922
10.68%, 10/03/24 ........... 8,565 4,387,059
17,989,981
Total Foreign Government Obligations — 1.0%
(Cost: $41,087,391) .............................. 40,521,711
Shares
Shares
Money Market Funds — 8.7%
(f)(y)
BlackRock Liquidity Funds, T-Fund,
Institutional Class, 5.23% ...... 253,230,632 253,230,632
SL Liquidity Series, LLC, Money Market
Series, 5.52%
(z)
............. 114,849,286 114,883,741
Total Money Market Funds — 8.7%
(Cost: $368,113,335) ............................. 368,114,373
Par (000)
Pa r (000)
U.S. Treasury Obligations — 0.0%
U.S. Treasury Bills, 5.34% ,  11/14/23
(x)
USD 371 368,657
Total U.S. Treasury Obligations — 0.0%
(Cost: $368,618) ................................ 368,657
Total Short-Term Securities — 9.7%
(Cost: $409,569,344) ............................. 409,004,741
Total Options Purchased — 0.2%
(Cost: $21,100,616 ) .............................. 10,154,284
Total Investments Before Options Written and Investments Sold
Short — 105.9%
(Cost: $4,616,673,026) ........................... 4,489,008,261
Total Options Written — (0.6)%
(Premiums Received — $(13,677,869)) ................ (23,198,289)
Security
Shares
Shares Value
Investments Sold Short
Common Stocks
United States — (0.1)%
(e)
Cloudflare, Inc., Class A ......... (47,371) $ (2,986,268)
Palantir Technologies, Inc., Class A .. (134,656) (2,154,496)
Snowflake, Inc., Class A ......... (9,987) (1,525,714)
(6,666,478)
Total Common Stocks — (0.1)%
(Proceeds: $(7,185,645)) .......................... (6,666,478)
Total Investments Sold Short — (0.1)%
(Proceeds: $(7,185,645) ) .......................... (6,666,478)
Total Investments Net of Options Written and Investments Sold
Short — 105.2%
(Cost: $4,595,809,512) ........................... 4,459,143,494
Liabilities in Excess of Other Assets — (5.2)% ............ (218,752,798)
Net Assets — 100.0% .............................. $ 4,240,390,696

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Non-income producing security.
(f)
Affiliate of the Fund.
(g)
All or a portion of this security is on loan.
(h)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $129,094,280, representing 3.04% of its net assets as of period end, and an original cost of $128,400,999.
(i)
All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(j)
All or a portion of the security is held by a wholly-owned subsidiary.
(k)
Investment does not issue shares.
(l)
Rounds to less than 1,000.
(m)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(n)
Issuer filed for bankruptcy and/or is in default.
(o)
Perpetual security with no stated maturity date.
(p)
Convertible security.
(q)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(r)
Zero-coupon bond.
(s)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(t)
Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(u)
Represents or includes a TBA transaction.
(v)
All or a portion of the security has been pledged as collateral in connection with outstanding TBA commitments.
(w)
All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(x)
Rates are discount rates or a range of discount rates as of period end.
(y)
Annualized 7-day yield as of period end.
(z)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Global Allocation V.I. Fund

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
12/31/22
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/23
Par/Shares
Held at
09/30/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class ... $ 92,087,634 $ 161,142,998
(a)
$ — $ — $ — $ 253,230,632 253,230,632 $ 3,743,870 $ —
SL Liquidity Series, LLC, Money
Market Series ........... 89,669,486 25,179,238
(a)
— 45,936 (10,919) 114,883,741 114,849,286 403,464
(b)
—
Bio City Development Co. BV,
8.00%, 07/06/24 ......... 2,060,820 — — — (509,320) 1,551,500 21,400,000 — —
iShares 0-5 Year TIPS Bond ETF 4,387,925 — — — (1,810) 4,386,115 45,255 91,575 —
iShares Biotechnology ETF
(c)
... 607,347 — (598,854) 73,352 (81,845) — — 327 —
iShares China Large-Cap ETF
(c)
. 5,356,398 8,123,674 (14,336,271) (108,850) 965,049 — — — —
iShares iBoxx $ High Yield
Corporate Bond ETF
(c)
..... 9,211,113 — (9,408,696) 119,854 77,729 — — 145,095 —
iShares iBoxx $ Investment Grade
Corporate Bond ETF ...... — 52,191,988 (41,653,992) (209,943) (663,801) 9,664,252 94,729 326,471 —
iShares J.P. Morgan USD
Emerging Markets Bond ETF . — 6,008,001 (2,397,406) (149,960) (245,078) 3,215,557 38,967 189,931 —
iShares Latin America 40 ETF .. 1,990,858 — — — 232,223 2,223,081 86,975 41,638 —
iShares MSCI Brazil ETF ..... 2,756,471 — — — 266,088 3,022,559 98,551 74,526 —
iShares MSCI Emerging Markets
ETF .................. 481,709 — — — 635 482,344 12,710 3,942 —
iShares Russell Mid-Cap Growth
ETF .................. — 1,150,709 — — (48,297) 1,102,412 12,068 2,173 —
Quintis Australia Pty. Ltd.,
0.00%, 10/01/28 ......... 2,018,520 — (508,642) — (1,509,877) 1 14,448,961 — —
Quintis Australia Pty. Ltd.,
13.51%, 10/01/26 ........ 16,144,865 — — — (5,796,006) 10,348,859 16,144,865 542,314 —
Quintis HoldCo Pty. Ltd. ...... 52 — — — (3) 49 7,642,509 — —
$ (229,611) $ (7,325,232) $ 404,111,102 $ 5,565,326 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(c)
As of period end, the entity is no longer held.

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Global Allocation V.I. Fund

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Euro-Bobl ............................................................... 554 12/07/23 $ 67,797 $ (872,649)
Euro-BTP ............................................................... 80 12/07/23 9,281 (221,092)
Euro-Bund .............................................................. 1,140 12/07/23 155,045 (3,859,317)
Euro-OAT ............................................................... 306 12/07/23 39,857 (716,976)
SGX Nikkei 225 Index ....................................................... 183 12/07/23 38,956 (1,055,742)
Australia 10-Year Bond ...................................................... 795 12/15/23 57,234 (1,633,257)
EURO STOXX Banks Price Index ............................................... 499 12/15/23 2,943 56,247
MSCI Emerging Markets E-Mini Index ............................................ 198 12/15/23 9,459 (303,498)
S&P 500 E-Mini Index ....................................................... 17 12/15/23 3,677 (32,749)
U.S. Treasury Long Bond ..................................................... 74 12/19/23 8,424 (476,275)
U.S. Treasury Ultra Bond ..................................................... 179 12/19/23 21,279 (502,715)
Long Gilt ................................................................ 162 12/27/23 18,611 (66,780)
U.S. Treasury 5-Year Note .................................................... 5,837 12/29/23 614,800 (4,033,065)
(13,717,868)
Short Contracts
IFSC NIFTY 50 Index ....................................................... 190 10/26/23 7,490 42,564
Euro-Buxl ............................................................... 22 12/07/23 2,846 222,272
Euro-Schatz ............................................................. 169 12/07/23 18,759 84,270
Japan 10-Year Bond ........................................................ 103 12/13/23 99,912 682,894
S&P/TSX 60 Index ......................................................... 26 12/14/23 4,503 156,475
DAX Index .............................................................. 5 12/15/23 2,046 65,917
EURO STOXX 50 Index ..................................................... 88 12/15/23 3,898 73,311
FTSE 100 Index ........................................................... 49 12/15/23 4,568 (22,182)
NASDAQ 100 E-Mini Index ................................................... 482 12/15/23 143,313 5,997,032
Russell 2000 E-Mini Index .................................................... 35 12/15/23 3,148 130,281
U.S. Treasury 10-Year Note ................................................... 3,134 12/19/23 338,521 5,405,530
U.S. Treasury 10-Year Ultra Note ............................................... 4,971 12/19/23 554,422 14,199,932
SPI 200 Index ............................................................ 20 12/21/23 2,263 76,669
U.S. Treasury 2-Year Note .................................................... 3,882 12/29/23 786,863 1,490,591
28,605,556
$ 14,887,688
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
CLP 2,484,518,000 USD 2,778,171 Goldman Sachs International 12/14/23 $ 1,962
INR 332,592,000 USD 3,982,279 Citibank NA 12/14/23 5,540
MXN 27,086,000 USD 1,534,313 Barclays Bank plc 12/14/23 722
MXN 52,057,893 USD 2,909,530 Citibank NA 12/14/23 40,728
MXN 20,076,000 USD 1,129,577 Goldman Sachs International 12/14/23 8,183
MXN 50,369,389 USD 2,844,616 Morgan Stanley & Co. International plc 12/14/23 9,950
USD 1,580,755 BRL 7,869,000 Citibank NA 12/14/23 29,647
USD 11,997,424 BRL 60,487,942 Goldman Sachs International 12/14/23 74,266
USD 5,000,210 COP 20,356,108,523 BNP Paribas SA 12/14/23 103,223
USD 1,526,512 COP 6,287,490,000 Citibank NA 12/14/23 13,956
USD 1,998,997 COP 8,209,882,000 Standard Chartered Bank 12/14/23 23,979
USD 1,143,056 CZK 26,224,000 Barclays Bank plc 12/14/23 8,979
USD 2,033,664 CZK 46,516,000 BNP Paribas SA 12/14/23 22,044
USD 2,724,551 CZK 62,228,822 JPMorgan Chase Bank NA 12/14/23 33,418
USD 684,721 EUR 637,000 Barclays Bank plc 12/14/23 8,959
USD 984,715 EUR 916,511 State Street Bank and Trust Co. 12/14/23 12,432
USD 1,336,131 HUF 490,093,000 Bank of America NA 12/14/23 21,727
USD 3,397,234 IDR 52,368,036,351 BNP Paribas SA 12/14/23 17,505
USD 1,357,000 INR 113,011,000 BNP Paribas SA 12/14/23 1,984

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Global Allocation V.I. Fund

Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 682,730 KRW 908,184,000 Citibank NA 12/14/23 $ 8,638
USD 1,580,971 MXN 27,513,000 Citibank NA 12/14/23 21,737
USD 684,493 MYR 3,187,000 Barclays Bank plc 12/14/23 1,042
USD 760,150 PLN 3,300,000 Bank of America NA 12/14/23 6,740
USD 7,038,801 PLN 30,398,554 Barclays Bank plc 12/14/23 98,624
USD 1,588,313 THB 56,874,000 Barclays Bank plc 12/14/23 16,097
USD 2,743,958 THB 97,073,000 Citibank NA 12/14/23 60,487
USD 1,588,940 ZAR 30,255,000 BNP Paribas SA 12/14/23 1,398
ZAR 29,461,000 USD 1,529,004 Goldman Sachs International 12/14/23 16,875
NOK 220,470,126 CHF 18,246,902 BNP Paribas SA 12/20/23 542,714
NZD 3,796,841 USD 2,247,834 Bank of New York Mellon 12/20/23 27,879
SEK 196,479,612 USD 17,746,010 State Street Bank and Trust Co. 12/20/23 310,613
USD 12,392,018 BRL 61,682,510 Citibank NA 12/20/23 241,127
USD 16,536,583 EUR 15,337,594 JPMorgan Chase Bank NA 12/20/23 259,325
USD 13,989,739 GBP 11,192,720 HSBC Bank plc 12/20/23 325,725
USD 55,637 GBP 44,497 Morgan Stanley & Co. International plc 12/20/23 1,315
USD 40,154,469 HKD 313,626,698 BNP Paribas SA 12/20/23 37,040
USD 521,545 HKD 4,073,548 HSBC Bank plc 12/20/23 479
USD 4,307,177 IDR 66,246,881,833 BNP Paribas SA 12/20/23 32,067
USD 5,004,332 INR 416,805,772 Citibank NA 12/20/23 8,335
USD 17,702,796 NOK 188,909,814 Citibank NA 12/20/23 2,734
COP 12,041,046,000 USD 2,743,460 BNP Paribas SA 05/17/24 63,078
2,523,273
USD 2,881,322 COP 12,041,046,000 BNP Paribas SA 10/17/23 (58,259)
COP 9,468,079,000 USD 2,329,027 Morgan Stanley & Co. International plc 10/30/23 (27,564)
BRL 8,254,069 USD 1,651,904 JPMorgan Chase Bank NA 12/14/23 (24,893)
COP 2,337,907,801 USD 574,778 JPMorgan Chase Bank NA 12/14/23 (12,357)
CZK 19,959,685 USD 869,748 HSBC Bank plc 12/14/23 (6,576)
EUR 2,889,000 USD 3,103,965 HSBC Bank plc 12/14/23 (39,167)
EUR 1,901,000 USD 2,053,002 JPMorgan Chase Bank NA 12/14/23 (36,324)
EUR 141,462 USD 151,802 Morgan Stanley & Co. International plc 12/14/23 (1,732)
HUF 2,070,135,337 USD 5,628,820 Barclays Bank plc 12/14/23 (76,825)
IDR 16,569,800,889 USD 1,078,202 Citibank NA 12/14/23 (8,820)
KRW 4,076,665,000 USD 3,067,376 Citibank NA 12/14/23 (41,504)
MXN 67,983,182 USD 3,921,426 JPMorgan Chase Bank NA 12/14/23 (68,640)
MYR 11,431,428 USD 2,459,429 Barclays Bank plc 12/14/23 (7,962)
PLN 8,844,000 USD 2,051,775 Citibank NA 12/14/23 (32,635)
PLN 3,300,000 USD 756,339 Goldman Sachs International 12/14/23 (2,929)
THB 427,131,750 USD 12,080,884 Barclays Bank plc 12/14/23 (273,318)
USD 1,541,344 BRL 7,855,000 Deutsche Bank AG 12/14/23 (7,003)
USD 677,164 CLP 611,242,000 BNP Paribas SA 12/14/23 (6,805)
USD 1,537,381 MXN 27,461,000 Citibank NA 12/14/23 (18,906)
USD 2,680,786 MXN 47,974,000 Goldman Sachs International 12/14/23 (38,027)
USD 28,319,567 MXN 502,346,644 HSBC Bank plc 12/14/23 (149,742)
USD 3,567,809 ZAR 68,943,000 Barclays Bank plc 12/14/23 (49,772)
USD 10,142,739 ZAR 196,022,864 State Street Bank and Trust Co. 12/14/23 (142,982)
ZAR 29,606,425 USD 1,555,814 State Street Bank and Trust Co. 12/14/23 (2,304)
AUD 105,232,612 USD 67,882,191 BNP Paribas SA 12/20/23 (34,117)
AUD 1,452,591 USD 936,952 JPMorgan Chase Bank NA 12/20/23 (403)
CAD 40,912,829 USD 30,245,069 Nomura International plc 12/20/23 (84,675)
CHF 72,335,814 USD 81,867,163 HSBC Bank plc 12/20/23 (2,127,997)
CNY 134,547,415 USD 18,567,894 BNP Paribas SA 12/20/23 (65,969)
DKK 113,725,781 USD 16,461,521 Bank of New York Mellon 12/20/23 (265,094)
EUR 8,202,152 USD 8,847,262 JPMorgan Chase Bank NA 12/20/23 (142,602)
GBP 7,326,094 EUR 8,488,952 Standard Chartered Bank 12/20/23 (65,374)
HUF 1,668,498,599 USD 4,598,291 Goldman Sachs International 12/20/23 (126,162)
JPY 4,228,942,371 EUR 27,022,198 HSBC Bank plc 12/20/23 (170)
JPY 25,858,918,298 USD 178,293,348 Deutsche Bank AG 12/20/23 (2,937,326)
JPY 368,901,618 USD 2,544,083 JPMorgan Chase Bank NA 12/20/23 (42,466)
KRW 21,708,524,542 USD 16,456,449 HSBC Bank plc 12/20/23 (338,325)
MXN 152,869,306 USD 8,773,485 Citibank NA 12/20/23 (118,822)
PLN 28,615,906 USD 6,627,033 State Street Bank and Trust Co. 12/20/23 (97,155)

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Global Allocation V.I. Fund

Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
SGD 11,263,938 USD 8,316,979 State Street Bank and Trust Co. 12/20/23 $ (47,072)
TWD 479,857,712 USD 15,132,216 Goldman Sachs International 12/20/23 (171,151)
USD 10,186,579 CHF 9,279,872 Goldman Sachs International 12/20/23 (43,060)
ZAR 175,522,435 USD 9,259,836 State Street Bank and Trust Co. 12/20/23 (54,838)
USD 5,292,150 ILS 20,200,070 JPMorgan Chase Bank NA 01/29/24 (36,892)
USD 2,720,802 ILS 10,367,541 Toronto Dominion Bank 01/29/24 (14,290)
(7,949,006)
$ (5,425,733)
OTC Barrier Options Purchased
Description Type of Option Counterparty
Number of
Contracts Expiration Date Exercise Price
Barrier
Price/Range
Notional
Amount (000) Value
Call
S&P 500 Index Down and In Citibank NA 7,531 12/15/23 USD 4,450.00 USD 4,230.00 USD 32,293 $ 26,636
USD Currency Up and In
Morgan Stanley &
Co. International
plc — 03/07/24 CNH 7.70 CNH 8.25 USD 56,676 65,518
92,154
Put
EUR Currency One-Touch
Morgan Stanley &
Co. International
plc — 10/20/23 USD 1.06 USD 1.06 EUR 862 $ 480,323
$ 572,477
Exchange-Traded Options Purchased
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
SPDR S&P 500 ETF Trust ...................... 731 10/13/23 USD 435.00 USD 31,249 $ 164,110
CBOE Volatility Index ......................... 221 10/18/23 USD 25.00 USD 387 9,282
CBOE Volatility Index ......................... 245 10/18/23 USD 20.00 USD 429 20,825
Advanced Micro Devices, Inc. ................... 505 10/20/23 USD 115.00 USD 5,192 32,825
Alibaba Group Holding Ltd. ..................... 2,650 10/20/23 USD 110.00 USD 22,986 19,875
Alphabet, Inc. .............................. 747 10/20/23 USD 135.00 USD 9,849 154,629
Amazon.com, Inc. ........................... 303 10/20/23 USD 140.00 USD 3,852 11,969
Amazon.com, Inc. ........................... 1,019 10/20/23 USD 145.00 USD 12,954 17,833
Apple, Inc. ................................ 301 10/20/23 USD 195.00 USD 5,153 1,054
Apple, Inc. ................................ 302 10/20/23 USD 180.00 USD 5,171 25,217
Apple, Inc. ................................ 405 10/20/23 USD 185.00 USD 6,934 9,923
Bunge Ltd. ................................ 252 10/20/23 USD 105.00 USD 2,728 122,220
Comcast Corp. ............................. 1,940 10/20/23 USD 47.50 USD 8,602 19,400
ConocoPhillips ............................. 747 10/20/23 USD 125.00 USD 8,949 92,255
Eli Lilly & Co. .............................. 60 10/20/23 USD 610.00 USD 3,223 2,670
Equitrans Midstream Corp. ..................... 95 10/20/23 USD 12.00 USD 89 713
Freeport-McMoRan, Inc. ....................... 758 10/20/23 USD 45.00 USD 2,827 4,169
MGM Resorts International ..................... 608 10/20/23 USD 50.00 USD 2,235 1,216
Micron Technology, Inc. ....................... 864 10/20/23 USD 70.00 USD 5,878 114,912
Microsoft Corp. ............................. 150 10/20/23 USD 340.00 USD 4,736 9,600
Microsoft Corp. ............................. 151 10/20/23 USD 345.00 USD 4,768 5,285
Rockwell Automation, Inc. ...................... 126 10/20/23 USD 320.00 USD 3,602 4,410
SPDR S&P 500 ETF Trust ...................... 796 10/20/23 USD 463.00 USD 34,027 1,990
Spirit AeroSystems Holdings, Inc. ................. 132 10/20/23 USD 24.00 USD 213 990
Uber Technologies, Inc. ....................... 753 10/20/23 USD 50.00 USD 3,463 22,967
UnitedHealth Group, Inc. ....................... 100 10/20/23 USD 530.00 USD 5,042 29,550
Valero Energy Corp. .......................... 396 10/20/23 USD 145.00 USD 5,612 119,790

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Global Allocation V.I. Fund

Exchange-Traded Options Purchased (continued)
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Invesco QQQ Trust Series 1 .................... 225 11/10/23 USD 375.00 USD 8,061 $ 82,350
Adobe, Inc. ................................ 99 11/17/23 USD 590.00 USD 5,048 22,770
Advanced Micro Devices, Inc. ................... 374 11/17/23 USD 105.00 USD 3,845 242,164
Alphabet, Inc. .............................. 224 11/17/23 USD 135.00 USD 2,953 107,520
Alphabet, Inc. .............................. 299 11/17/23 USD 140.00 USD 3,942 82,973
Amazon.com, Inc. ........................... 238 11/17/23 USD 135.00 USD 3,025 95,200
Amazon.com, Inc. ........................... 301 11/17/23 USD 155.00 USD 3,826 17,910
Amazon.com, Inc. ........................... 323 11/17/23 USD 140.00 USD 4,106 82,042
Amazon.com, Inc. ........................... 434 11/17/23 USD 150.00 USD 5,517 41,447
Apple, Inc. ................................ 411 11/17/23 USD 180.00 USD 7,037 129,465
Broadcom, Inc. ............................. 32 11/17/23 USD 900.00 USD 2,658 41,440
ConocoPhillips ............................. 299 11/17/23 USD 125.00 USD 3,582 87,607
ConocoPhillips ............................. 431 11/17/23 USD 130.00 USD 5,163 65,081
Devon Energy Corp. .......................... 861 11/17/23 USD 52.50 USD 4,107 80,504
Eli Lilly & Co. .............................. 100 11/17/23 USD 620.00 USD 5,371 23,450
Humana, Inc. .............................. 51 11/17/23 USD 490.00 USD 2,481 93,840
Humana, Inc. .............................. 74 11/17/23 USD 515.00 USD 3,600 58,460
Humana, Inc. .............................. 74 11/17/23 USD 520.00 USD 3,600 48,470
Humana, Inc. .............................. 87 11/17/23 USD 525.00 USD 4,233 46,545
Kenvue, Inc. ............................... 2,592 11/17/23 USD 25.00 USD 5,205 19,440
Lennar Corp. .............................. 166 11/17/23 USD 135.00 USD 1,863 3,320
Lockheed Martin Corp. ........................ 156 11/17/23 USD 435.00 USD 6,380 48,360
Mastercard, Inc. ............................ 100 11/17/23 USD 420.00 USD 3,959 38,250
Micron Technology, Inc. ....................... 775 11/17/23 USD 77.50 USD 5,272 41,075
Microsoft Corp. ............................. 223 11/17/23 USD 330.00 USD 7,041 156,658
NVIDIA Corp. .............................. 82 11/17/23 USD 440.00 USD 3,567 201,925
NVIDIA Corp. .............................. 199 11/17/23 USD 480.00 USD 8,656 205,965
Salesforce, Inc. ............................. 74 11/17/23 USD 210.00 USD 1,501 38,295
Salesforce, Inc. ............................. 112 11/17/23 USD 220.00 USD 2,271 24,920
SPDR Gold Shares
(a)
......................... 7,505 11/17/23 USD 185.00 USD 128,673 180,120
SPDR S&P 500 ETF Trust ...................... 1,109 11/17/23 USD 460.00 USD 47,408 67,649
Tesla, Inc. ................................. 136 11/17/23 USD 260.00 USD 3,403 204,000
T-Mobile US, Inc. ............................ 411 11/17/23 USD 140.00 USD 5,756 220,913
Uber Technologies, Inc. ....................... 646 11/17/23 USD 47.50 USD 2,971 155,040
Uber Technologies, Inc. ....................... 647 11/17/23 USD 52.50 USD 2,976 54,995
Valero Energy Corp. .......................... 254 11/17/23 USD 155.00 USD 3,599 57,658
Walmart, Inc. .............................. 492 11/17/23 USD 170.00 USD 7,869 52,644
Delta Air Lines, Inc. .......................... 646 12/15/23 USD 42.00 USD 2,390 41,667
Delta Air Lines, Inc. .......................... 3,156 12/15/23 USD 45.00 USD 11,677 78,900
Intel Corp. ................................ 1,293 12/15/23 USD 38.00 USD 4,597 196,536
NVIDIA Corp. .............................. 127 12/15/23 USD 440.00 USD 5,524 460,693
United Airlines Holdings, Inc. .................... 646 12/15/23 USD 48.00 USD 2,733 68,799
Freeport-McMoRan, Inc. ....................... 1,090 01/19/24 USD 45.00 USD 4,065 87,745
Pfizer, Inc. ................................ 772 01/19/24 USD 47.00 USD 2,561 2,702
Pfizer, Inc. ................................ 1,285 01/19/24 USD 50.00 USD 4,262 3,213
Sabre Corp. ............................... 172 01/19/24 USD 7.00 USD 77 3,096
Sabre Corp. ............................... 193 01/19/24 USD 6.00 USD 87 5,597
5,189,092
Put
Ally Financial, Inc. ........................... 107 10/20/23 USD 23.00 USD 285 2,140
Fortinet, Inc. ............................... 250 10/20/23 USD 55.00 USD 1,467 10,625
iShares 20+ Year Treasury Bond ETF .............. 277 10/20/23 USD 85.00 USD 2,457 12,327
iShares iBoxx $ High Yield Corporate Bond ETF ....... 152 10/20/23 USD 71.00 USD 1,121 11,324
iShares iBoxx $ High Yield Corporate Bond ETF ....... 577 10/20/23 USD 73.00 USD 4,254 18,753
iShares J.P. Morgan USD Emerging Markets Bond ETF .. 162 10/20/23 USD 80.00 USD 1,337 3,159
iShares J.P. Morgan USD Emerging Markets Bond ETF .. 163 10/20/23 USD 82.00 USD 1,345 9,617
iShares Russell 2000 ETF ...................... 154 10/20/23 USD 178.00 USD 2,722 55,440
Netflix, Inc. ................................ 33 10/20/23 USD 350.00 USD 1,246 23,430
Seagate Technology Holdings plc ................. 113 10/20/23 USD 60.00 USD 745 4,012
SPDR S&P 500 ETF Trust ...................... 122 10/20/23 USD 416.00 USD 5,215 30,683
Spirit AeroSystems Holdings, Inc. ................. 76 10/20/23 USD 15.00 USD 123 3,800
Stellantis NV ............................... 172 10/20/23 USD 16.00 USD 329 1,290

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Global Allocation V.I. Fund

Exchange-Traded Options Purchased (continued)
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Frontier Communications Parent, Inc. .............. 125 11/17/23 USD 12.50 USD 196 $ 5,625
iShares iBoxx $ High Yield Corporate Bond ETF ....... 163 11/17/23 USD 71.00 USD 1,202 3,994
iShares iBoxx $ High Yield Corporate Bond ETF ....... 366 11/17/23 USD 72.00 USD 2,698 23,607
SPDR S&P 500 ETF Trust ...................... 64 11/17/23 USD 435.00 USD 2,736 75,808
US Global Jets ETF .......................... 150 11/17/23 USD 16.00 USD 255 4,875
Ford Motor Co. ............................. 342 12/15/23 USD 10.00 USD 425 4,617
Stellantis NV ............................... 172 12/15/23 USD 14.00 USD 329 1,720
306,846
$ 5,495,938
(a)
All or a portion of the security is held by a wholly-owned subsidiary.
OTC Options Purchased
Description Counterparty
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
USD Currency ........... Morgan Stanley & Co. International plc — 11/13/23 HKD 7.81 USD 24,452 $ 62,441
Mitsubishi UFJ Financial
Group, Inc. ........... Citibank NA 192 12/08/23 JPY 1,378.02 JPY 244 36,565
TOPIX Bank Index ........ BNP Paribas SA 1,778,640 01/12/24 JPY 286.63 JPY 465,523 78,646
TOPIX Bank Index ........ Goldman Sachs International 2,963,214 01/12/24 JPY 286.49 JPY 775,562 131,687
TOPIX Bank Index ........ JPMorgan Chase Bank NA 1,186,945 01/12/24 JPY 286.56 JPY 310,659 52,623
USD Currency ........... HSBC Bank plc — 08/21/24 CNH 8.50 USD 121,794 108,979
470,941
Put
USD Currency ........... Citibank NA — 10/09/23 INR 82.00 USD 11,292 625
EUR Currency ........... JPMorgan Chase Bank NA — 11/22/23 USD 1.05 EUR 44,315 369,929
GBP Currency ........... Bank of America NA — 11/22/23 CHF 1.10 GBP 19,458 117,812
USD Currency ........... Barclays Bank plc — 11/22/23 MXN 17.25 USD 14,594 134,010
622,376
$ 1,093,317
OTC Credit Default Swaptions Purchased
Paid by the
Fund
Received by the
Fund
Description Rate/Reference Rate/Reference Frequency Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000)
(a)
Value
Put
Bought Protection on 5-Year
Credit Default Swap ...... 1.00%
Markit CDX North
American Investment
Grade Index Series
41.V1 Quarterly BNP Paribas SA 10/18/23 USD 77.50 USD 21,330 $ 13,983
Bought Protection on 5-Year
Credit Default Swap ...... 1.00
Markit CDX North
American Investment
Grade Index Series
41.V1 Quarterly Deutsche Bank AG 10/18/23 USD 85.00 USD 14,595 4,386
Bought Protection on 5-Year
Credit Default Swap ...... 5.00
Markit CDX North
American High Yield
Index Series 41.V1 Quarterly Barclays Bank plc 11/15/23 USD 96.00 USD 4,080 9,568
Bought Protection on 5-Year
Credit Default Swap ...... 5.00
Markit CDX North
American High Yield
Index Series 41.V1 Quarterly
JPMorgan Chase Bank
NA 10/18/23 USD 99.50 USD 6,000 18,543
Bought Protection on 5-Year
Credit Default Swap ...... 5.00
Markit CDX North
American High Yield
Index Series 40.V1 Quarterly Bank of America NA 10/18/23 USD 100.50 USD 4,980 16,209

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Global Allocation V.I. Fund

OTC Credit Default Swaptions Purchased (continued)
Paid by the
Fund
Received by the
Fund
Description Rate/Reference Rate/Reference Frequency Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000)
(a)
Value
Bought Protection on 5-Year
Credit Default Swap ...... 5.00%
iTraxx Europe
Crossover Index
Series 40.V1 Quarterly
Morgan Stanley & Co.
International plc 10/18/23 EUR 450.00 EUR 2,165 $ 7,471
Bought Protection on 5-Year
Credit Default Swap ...... 5.00
iTraxx Europe
Crossover Index
Series 40.V1 Quarterly
Morgan Stanley & Co.
International plc 10/18/23 EUR 475.00 EUR 2,035 3,380
$ 73,540
(a)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Interest Rate Swaptions Purchased
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
2Yx2Y Interest Rate Swap
(a)
. 1-day SOFR Annual 2.75% Annual
Goldman Sachs
International 10/19/23 2.75 % USD 34,605 $ 4
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.05% Semi-Annual Citibank NA 10/24/23 3.05 USD 27,251 43
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 2.90% Semi-Annual
JPMorgan Chase
Bank NA 10/30/23 2.90 USD 27,251 75
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 2.82% Semi-Annual
Goldman Sachs
International 11/07/23 2.82 USD 11,279 88
30-Year Interest Rate Swap
(a)
1-day SOFR Annual 2.85% Semi-Annual Citibank NA 11/14/23 2.85 USD 8,723 858
1-Year Interest Rate Swap
(a)
. 1-day SOFR At Termination 4.45% At Termination Citibank NA 02/12/24 4.45 USD 492,835 308,297
5-Year Interest Rate Swap
(a)
. 6-mo. EURIBOR Semi-Annual 3.00% Annual
JPMorgan Chase
Bank NA 03/01/24 3.00 EUR 37,409 229,108
5-Year Interest Rate Swap
(a)
. 6-mo. EURIBOR Semi-Annual 3.18% Annual
JPMorgan Chase
Bank NA 03/18/24 3.18 EUR 30,714 307,342
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.65% Semi-Annual
Nomura International
plc 03/18/24 3.65 USD 24,112 223,253
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.20% Semi-Annual
JPMorgan Chase
Bank NA 03/28/24 4.20 USD 179,036 714,712
1,783,780
Put
10-Year Interest Rate Swap
(a)
4.55% Semi-Annual 1-day SOFR Annual Citibank NA 10/24/23 4.55 USD 27,251 81,003
10-Year Interest Rate Swap
(a)
4.40% Semi-Annual 1-day SOFR Annual
JPMorgan Chase
Bank NA 10/30/23 4.40 USD 27,251 194,231
30-Year Interest Rate Swap
(a)
3.65% Semi-Annual 1-day SOFR Annual Citibank NA 11/01/23 3.65 USD 12,585 841,070
10-Year Interest Rate Swap
(a)
4.82% Semi-Annual 1-day SOFR Annual
Goldman Sachs
International 11/07/23 4.82 USD 11,279 18,928
1,135,232
$ 2,919,012
(a)
Forward settling swaption.
OTC Barrier Options Written
Description Type of Option Counterparty
Expiration
Date
Exercise
Price
Barrier
Price/Range
Notional
Amount (000) Value
Put
EUR Currency ............... Down and In Citibank NA 10/20/23 USD 1.05 EUR 1.04 EUR 19,373 $ (67,458)

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Global Allocation V.I. Fund

Exchange-Traded Options Written
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
CBOE Volatility Index .......................... 221 10/18/23 USD 40.00 USD 387 $ (3,205)
CBOE Volatility Index .......................... 245 10/18/23 USD 30.00 USD 429 (6,738)
Advanced Micro Devices, Inc. .................... 1,009 10/20/23 USD 130.00 USD 10,375 (6,559)
Alibaba Group Holding Ltd. ...................... 2,650 10/20/23 USD 130.00 USD 22,986 (5,300)
Alphabet, Inc. ............................... 747 10/20/23 USD 145.00 USD 9,849 (14,193)
Amazon.com, Inc. ............................ 1,027 10/20/23 USD 155.00 USD 13,055 (5,649)
Bunge Ltd. ................................. 252 10/20/23 USD 120.00 USD 2,728 (5,040)
ConocoPhillips .............................. 747 10/20/23 USD 135.00 USD 8,949 (6,723)
Eli Lilly & Co. ............................... 60 10/20/23 USD 640.00 USD 3,223 (1,530)
Fortinet, Inc. ................................ 250 10/20/23 USD 70.00 USD 1,467 (2,500)
Microsoft Corp. .............................. 150 10/20/23 USD 365.00 USD 4,736 (825)
Microsoft Corp. .............................. 303 10/20/23 USD 370.00 USD 9,567 (1,212)
Advanced Micro Devices, Inc. .................... 374 11/17/23 USD 120.00 USD 3,845 (73,677)
Eli Lilly & Co. ............................... 50 11/17/23 USD 670.00 USD 2,686 (3,650)
NVIDIA Corp. ............................... 199 11/17/23 USD 540.00 USD 8,656 (44,477)
SPDR Gold Shares
(a)
.......................... 7,505 11/17/23 USD 195.00 USD 128,673 (56,288)
Delta Air Lines, Inc. ........................... 3,156 12/15/23 USD 50.00 USD 11,677 (20,514)
NVIDIA Corp. ............................... 127 12/15/23 USD 530.00 USD 5,524 (126,683)
SPDR S&P 500 ETF Trust ....................... 144 12/15/23 USD 420.00 USD 6,156 (291,168)
Freeport-McMoRan, Inc. ........................ 1,090 01/19/24 USD 50.00 USD 4,065 (33,245)
(709,176)
Put
Advanced Micro Devices, Inc. .................... 252 10/20/23 USD 95.00 USD 2,591 (30,870)
Amazon.com, Inc. ............................ 747 10/20/23 USD 120.00 USD 9,496 (92,628)
Apple, Inc. ................................. 130 10/20/23 USD 160.00 USD 2,226 (10,530)
Apple, Inc. ................................. 150 10/20/23 USD 170.00 USD 2,568 (43,574)
Comcast Corp. .............................. 1,940 10/20/23 USD 42.50 USD 8,602 (66,930)
Eli Lilly & Co. ............................... 60 10/20/23 USD 560.00 USD 3,223 (157,350)
Fortinet, Inc. ................................ 250 10/20/23 USD 45.00 USD 1,467 (1,250)
Freeport-McMoRan, Inc. ........................ 505 10/20/23 USD 38.00 USD 1,883 (90,648)
iShares 20+ Year Treasury Bond ETF ............... 277 10/20/23 USD 80.00 USD 2,457 (2,631)
iShares J.P. Morgan USD Emerging Markets Bond ETF ... 162 10/20/23 USD 75.00 USD 1,337 (1,944)
iShares J.P. Morgan USD Emerging Markets Bond ETF ... 163 10/20/23 USD 77.00 USD 1,345 (2,282)
iShares Russell 2000 ETF ....................... 154 10/20/23 USD 163.00 USD 2,722 (5,236)
MGM Resorts International ...................... 304 10/20/23 USD 40.00 USD 1,118 (103,360)
Micron Technology, Inc. ........................ 864 10/20/23 USD 52.50 USD 5,878 (5,184)
Microsoft Corp. .............................. 75 10/20/23 USD 305.00 USD 2,368 (23,063)
Netflix, Inc. ................................. 33 10/20/23 USD 300.00 USD 1,246 (3,300)
Rockwell Automation, Inc. ....................... 126 10/20/23 USD 270.00 USD 3,602 (22,050)
Seagate Technology Holdings plc .................. 113 10/20/23 USD 55.00 USD 745 (791)
SPDR S&P 500 ETF Trust ....................... 122 10/20/23 USD 400.00 USD 5,215 (9,699)
UnitedHealth Group, Inc. ........................ 100 10/20/23 USD 450.00 USD 5,042 (9,550)
Invesco QQQ Trust Series 1 ..................... 75 11/10/23 USD 325.00 USD 2,687 (12,263)
Adobe, Inc. ................................. 99 11/17/23 USD 510.00 USD 5,048 (203,940)
Advanced Micro Devices, Inc. .................... 374 11/17/23 USD 85.00 USD 3,845 (47,685)
Alphabet, Inc. ............................... 299 11/17/23 USD 120.00 USD 3,942 (56,063)
Amazon.com, Inc. ............................ 301 11/17/23 USD 125.00 USD 3,826 (167,808)
Amazon.com, Inc. ............................ 323 11/17/23 USD 120.00 USD 4,106 (121,125)
Amazon.com, Inc. ............................ 421 11/17/23 USD 130.00 USD 5,352 (335,748)
Amazon.com, Inc. ............................ 434 11/17/23 USD 115.00 USD 5,517 (104,811)
Apple, Inc. ................................. 249 11/17/23 USD 155.00 USD 4,263 (42,455)
Broadcom, Inc. .............................. 32 11/17/23 USD 760.00 USD 2,658 (36,960)
ConocoPhillips .............................. 615 11/17/23 USD 110.00 USD 7,368 (103,320)
Devon Energy Corp. ........................... 861 11/17/23 USD 45.00 USD 4,107 (116,235)
Eli Lilly & Co. ............................... 50 11/17/23 USD 540.00 USD 2,686 (115,375)
Humana, Inc. ............................... 87 11/17/23 USD 450.00 USD 4,233 (50,895)
Humana, Inc. ............................... 125 11/17/23 USD 440.00 USD 6,082 (53,750)
Kenvue, Inc. ................................ 1,737 11/17/23 USD 20.00 USD 3,488 (121,590)
Lennar Corp. ............................... 166 11/17/23 USD 115.00 USD 1,863 (103,750)
Lockheed Martin Corp. ......................... 96 11/17/23 USD 370.00 USD 3,926 (19,920)
Mastercard, Inc. ............................. 100 11/17/23 USD 360.00 USD 3,959 (29,500)
Micron Technology, Inc. ........................ 775 11/17/23 USD 57.50 USD 5,272 (34,100)

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Global Allocation V.I. Fund

Exchange-Traded Options Written (continued)
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Microsoft Corp. .............................. 124 11/17/23 USD 285.00 USD 3,915 $ (39,370)
NextEra Energy, Inc. .......................... 283 11/17/23 USD 65.00 USD 1,621 (219,324)
NVIDIA Corp. ............................... 45 11/17/23 USD 380.00 USD 1,957 (26,663)
NVIDIA Corp. ............................... 199 11/17/23 USD 400.00 USD 8,656 (204,473)
Pfizer, Inc. ................................. 850 11/17/23 USD 30.00 USD 2,819 (27,625)
Salesforce, Inc. .............................. 112 11/17/23 USD 185.00 USD 2,271 (23,464)
SPDR Gold Shares
(a)
.......................... 3,753 11/17/23 USD 175.00 USD 64,345 (1,623,172)
Tesla, Inc. .................................. 74 11/17/23 USD 220.00 USD 1,852 (49,950)
Uber Technologies, Inc. ........................ 646 11/17/23 USD 37.50 USD 2,971 (28,424)
Uber Technologies, Inc. ........................ 647 11/17/23 USD 42.50 USD 2,976 (92,521)
Valero Energy Corp. ........................... 254 11/17/23 USD 120.00 USD 3,599 (26,162)
Walmart, Inc. ............................... 492 11/17/23 USD 150.00 USD 7,869 (65,436)
Delta Air Lines, Inc. ........................... 646 12/15/23 USD 35.00 USD 2,390 (86,564)
Intel Corp. ................................. 1,293 12/15/23 USD 30.00 USD 4,597 (74,994)
NVIDIA Corp. ............................... 127 12/15/23 USD 310.00 USD 5,524 (30,480)
United Airlines Holdings, Inc. ..................... 646 12/15/23 USD 41.00 USD 2,733 (140,828)
Freeport-McMoRan, Inc. ........................ 1,090 01/19/24 USD 38.00 USD 4,065 (354,250)
(5,673,863)
$ (6,383,039)
(a)
All or a portion of the security is held by a wholly-owned subsidiary.
OTC Options Written
Description Counterparty
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
USD Currency .............. HSBC Bank plc — 10/11/23 MXN 18.00 USD 10,973 $ (23,956)
USD Currency .............. Barclays Bank plc — 11/22/23 MXN 18.25 USD 14,594 (124,266)
Mitsubishi UFJ Financial Group,
Inc. ................... Citibank NA 351 12/08/23 JPY 1,509.26 JPY 445 (18,043)
TOPIX Bank Index ........... BNP Paribas SA 1,778,640 01/12/24 JPY 313.92 JPY 465,523 (28,427)
TOPIX Bank Index ........... Goldman Sachs International 2,963,214 01/12/24 JPY 313.77 JPY 775,562 (47,629)
TOPIX Bank Index ........... JPMorgan Chase Bank NA 1,186,945 01/12/24 JPY 313.85 JPY 310,659 (19,023)
(261,344)
Put
EUR Currency .............. JPMorgan Chase Bank NA — 11/22/23 USD 1.03 EUR 44,315 (138,313)
GBP Currency .............. Bank of America NA — 11/22/23 CHF 1.08 GBP 24,323 (46,853)
USD Currency .............. Barclays Bank plc — 11/22/23 MXN 16.80 USD 14,594 (35,640)
(220,806)
$ (482,150)
OTC Credit Default Swaptions Written
Paid by the
Fund
Received by the
Fund
Description Rate/Reference Rate/Reference Frequency Counterparty
Expiration
Date
Credit
Rating
(a)
Exercise
Price
Notional
Amount (000)
(b)
Value
Put
Sold Protection on
5-Year Credit Default
Swap .........
Markit CDX North
American Investment
Grade Index Series
41.V1 1.00 % Quarterly BNP Paribas SA 10/18/23 BBB+ USD 95.00 USD 21,330 $ (2,346)
Sold Protection on
5-Year Credit Default
Swap .........
Markit CDX North
American High Yield
Index Series 41.V1 5.00 Quarterly JPMorgan Chase Bank NA 10/18/23 B+ USD 96.00 USD 6,000 (3,727)

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Global Allocation V.I. Fund

OTC Credit Default Swaptions Written (continued)
Paid by the
Fund
Received by the
Fund
Description Rate/Reference Rate/Reference Frequency Counterparty
Expiration
Date
Credit
Rating
(a)
Exercise
Price
Notional
Amount (000)
(b)
Value
Sold Protection on
5-Year Credit Default
Swap .........
Markit CDX North
American High Yield
Index Series 40.V1 5.00 % Quarterly Bank of America NA 10/18/23 B+ USD 98.50 USD 4,980 $ (4,763)
Sold Protection on
5-Year Credit Default
Swap .........
Markit CDX North
American Investment
Grade Index Series
41.V1 1.00 Quarterly Deutsche Bank AG 10/18/23 BBB+ USD 100.00 USD 14,595 (1,870)
Sold Protection on
5-Year Credit Default
Swap .........
iTraxx Europe
Crossover Index
Series 40.V1 5.00 Quarterly
Morgan Stanley & Co.
International plc 10/18/23 BB- EUR 500.00 EUR 2,165 (1,993)
Sold Protection on
5-Year Credit Default
Swap .........
iTraxx Europe
Crossover Index
Series 40.V1 5.00 Quarterly
Morgan Stanley & Co.
International plc 10/18/23 BB- EUR 550.00 EUR 2,035 (996)
$ (15,695)
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Interest Rate Swaptions Written
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
2Yx2Y Interest Rate Swap
(a)
. 2.45% Annual 1-day SOFR Annual
Goldman Sachs
International 10/19/23 2.45 % USD 34,605 $ —
2-Year Interest Rate Swap
(a)
. 3.09% Semi-Annual 1-day SOFR Annual Citibank NA 10/24/23 3.09 USD 109,004 (10)
2-Year Interest Rate Swap
(a)
. 2.75% Semi-Annual 1-day SOFR Annual Citibank NA 11/14/23 2.75 USD 87,233 (245)
10-Year Interest Rate Swap
(a)
2.40% Semi-Annual 1-day SOFR Annual
Morgan Stanley & Co.
International plc 12/14/23 2.40 USD 15,077 (686)
1-Year Interest Rate Swap
(a)
. 3.75% At Termination 1-day SOFR At Termination Citibank NA 02/12/24 3.75 USD 369,626 (78,178)
5-Year Interest Rate Swap
(a)
. 2.50% Annual 6-mo. EURIBOR Semi-Annual
JPMorgan Chase
Bank NA 03/01/24 2.50 EUR 37,409 (70,721)
5-Year Interest Rate Swap
(a)
. 2.68% Annual 6-mo. EURIBOR Semi-Annual
JPMorgan Chase
Bank NA 03/18/24 2.68 EUR 30,714 (105,213)
10-Year Interest Rate Swap
(a)
3.15% Semi-Annual 1-day SOFR Annual
Nomura International
plc 03/18/24 3.15 USD 24,112 (76,625)
2-Year Interest Rate Swap
(a)
. 3.80% Semi-Annual 1-day SOFR Annual
JPMorgan Chase
Bank NA 03/28/24 3.80 USD 179,036 (420,631)
(752,309)
Put
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.93% Semi-Annual
Goldman Sachs
International 10/02/23 3.93 USD 29,813 (879,541)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 5.10% Semi-Annual Citibank NA 10/06/23 5.10 USD 186,547 (43,619)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.50% Semi-Annual
Goldman Sachs
International 10/13/23 3.50 USD 41,400 (2,627,692)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.25% Semi-Annual Citibank NA 10/13/23 4.25 USD 179,402 (2,360,985)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.05% Semi-Annual
Goldman Sachs
International 10/16/23 4.05 USD 91,550 (1,544,401)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.25% Semi-Annual Citibank NA 10/17/23 4.25 USD 83,140 (1,089,063)
2Yx2Y Interest Rate Swap
(a)
. 1-day SOFR Annual 3.30% Annual
Goldman Sachs
International 10/19/23 3.30 USD 17,302 (191,081)
5-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.40% Semi-Annual
Goldman Sachs
International 10/27/23 4.40 USD 31,860 (169,626)
30-Year Interest Rate Swap
(a)
1-day SOFR Annual 4.00% Semi-Annual
Goldman Sachs
International 11/01/23 4.00 USD 12,585 (309,240)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 5.00% Semi-Annual Citibank NA 11/01/23 5.00 USD 62,923 (108,229)

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Global Allocation V.I. Fund

OTC Interest Rate Swaptions Written (continued)
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.80% Semi-Annual
Goldman Sachs
International 11/08/23 4.80 % USD 249,810 $ (984,489)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.85% Semi-Annual
JPMorgan Chase
Bank NA 11/10/23 4.85 USD 186,586 (625,220)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.75% Semi-Annual Citibank NA 11/14/23 4.75 USD 34,893 (162,368)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.60% Semi-Annual
Morgan Stanley & Co.
International plc 12/14/23 3.60 USD 15,077 (838,667)
5-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.50% Semi-Annual Citibank NA 01/05/24 4.50 USD 31,527 (251,114)
5-Year Interest Rate Swap
(a)
. 6-mo. EURIBOR Semi-Annual 3.45% Annual
JPMorgan Chase
Bank NA 03/01/24 3.45 EUR 37,409 (341,572)
5-Year Interest Rate Swap
(a)
. 6-mo. EURIBOR Semi-Annual 3.58% Annual
JPMorgan Chase
Bank NA 03/18/24 3.58 EUR 30,714 (230,074)
2-Year Interest Rate Swap
(a)
. 6-mo. EURIBOR Semi-Annual 4.05% Annual BNP Paribas SA 03/18/24 4.05 EUR 86,114 (129,435)
5-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 3.79% Semi-Annual
JPMorgan Chase
Bank NA 03/27/24 3.79 USD 86,798 (2,401,274)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 5.20% Semi-Annual
JPMorgan Chase
Bank NA 03/28/24 5.20 USD 89,518 (209,948)
(15,497,638)
$ (16,249,947)
(a)
Forward settling swaption.
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Avis Budget Car Rental LLC ............ 5.00 % Quarterly 12/20/26 USD 3,496 $ (233,575) $ (325,059) $ 91,484
Markit CDX North American Investment Grade
Index Series 39.V1 ................ 1.00 Quarterly 12/20/27 USD 12,843 (169,387) (15,529) (153,858)
Markit CDX North American High Yield Index
Series 41.V1 ..................... 5.00 Quarterly 12/20/28 USD 1,480 (14,092) (10,756) (3,336)
$ (417,054) $ (351,344) $ (65,710)
Centrally Cleared Credit Defa ul t Swaps — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
iTraxx Europe Crossover
Index Series 38.V2 .. 5.00 % Quarterly 12/20/27 BB- EUR 16,445 $ 1,039,129 $ (477,278) $ 1,516,407
Markit CDX North American
High Yield Index Series
39.V2 ........... 5.00 Quarterly 12/20/27 BB- USD 4,704 117,940 3,892 114,048
$ 1,157,069 $ (473,386) $ 1,630,455
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Global Allocation V.I. Fund

Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
28-day MXIBTIIE Monthly 4.68% Monthly N/A 02/27/24 MXN 196,638 $ (351,489) $ — $ (351,489)
28-day MXIBTIIE Monthly 4.86% Monthly N/A 03/01/24 MXN 196,638 (342,208) — (342,208)
1-day SONIA At Termination 3.22% At Termination N/A 04/03/24 GBP 300,434 (6,926,984) — (6,926,984)
2.47% At Termination 1-day SONIA At Termination N/A 04/03/24 GBP 150,217 4,804,912 — 4,804,912
6-mo. EURIBOR Semi-Annual 1.75% At Termination N/A 05/04/24 EUR 332,672 (7,664,930) — (7,664,930)
1.00% At Termination 6-mo. EURIBOR Semi-Annual N/A 05/04/24 EUR 166,336 5,127,416 — 5,127,416
1-day SONIA At Termination 4.26% At Termination N/A 09/06/24 GBP 61,780 (854,260) — (854,260)
1-day SOFR At Termination 5.45% At Termination 10/02/23
(a)
10/02/24 USD 749,126 36,282 29,953 6,329
28-day MXIBTIIE Monthly 9.78% Monthly N/A 02/04/25 MXN 708,958 (698,828) — (698,828)
28-day MXIBTIIE Monthly 9.79% Monthly N/A 02/04/25 MXN 354,479 (346,783) — (346,783)
28-day MXIBTIIE Monthly 9.80% Monthly N/A 02/04/25 MXN 354,479 (342,837) — (342,837)
28-day MXIBTIIE Monthly 9.20% Monthly 09/18/24
(a)
09/17/25 MXN 103,267 (33,989) — (33,989)
28-day MXIBTIIE Monthly 10.53% Monthly N/A 09/24/25 MXN 158,535 (17,712) — (17,712)
28-day MXIBTIIE Monthly 10.84% Monthly N/A 09/25/25 MXN 165,462 34,251 — 34,251
1-day SOFR Annual 5.00% Annual 10/02/23
(a)
10/02/25 USD 271,226 194,256 44,155 150,101
28-day MXIBTIIE Monthly 6.48% Monthly N/A 08/12/26 MXN 164,793 (881,859) — (881,859)
28-day MXIBTIIE Monthly 6.47% Monthly N/A 08/13/26 MXN 226,282 (1,213,899) — (1,213,899)
28-day MXIBTIIE Monthly 6.42% Monthly N/A 08/14/26 MXN 184,468 (1,002,002) — (1,002,002)
28-day MXIBTIIE Monthly 6.44% Monthly N/A 08/14/26 MXN 111,918 (603,857) — (603,857)
28-day MXIBTIIE Monthly 6.42% Monthly N/A 08/17/26 MXN 166,177 (898,709) — (898,709)
28-day MXIBTIIE Monthly 9.69% Monthly N/A 09/16/26 MXN 109,652 (68,046) — (68,046)
3-mo. CD_KSDA Quarterly 3.38% Quarterly N/A 09/20/26 KRW 7,696,645 (74,069) — (74,069)
3-mo. CD_KSDA Quarterly 3.38% Quarterly N/A 09/20/26 KRW 7,696,645 (72,767) — (72,767)
3-mo. CD_KSDA Quarterly 3.39% Quarterly N/A 09/20/26 KRW 7,695,491 (71,942) — (71,942)
8.22% Quarterly 3-mo. JIBAR Quarterly N/A 09/20/26 ZAR 165,445 66,812 — 66,812
1-day SOFR Annual 4.69% Annual 10/02/23
(a)
10/02/26 USD 42,040 53,680 9,473 44,207
3-mo. JIBAR Quarterly 8.74% Quarterly 12/20/23
(a)
12/20/26 ZAR 152,601 36,867 — 36,867
3.88% Annual 6-mo. WIBOR Semi-Annual 12/20/23
(a)
12/20/26 PLN 32,286 80,966 — 80,966
1-day SOFR Annual 3.47% Annual 03/10/25
(a)
03/10/27 USD 23,944 (236,124) — (236,124)
1-day SONIA At Termination 3.18% At Termination 02/10/27
(a)
02/10/28 GBP 209,758 (1,921,959) — (1,921,959)
1-day SONIA Annual 4.86% Annual N/A 06/20/28 GBP 15,705 158,834 — 158,834
28-day MXIBTIIE Monthly 9.13% Monthly N/A 08/15/28 MXN 252,434 (277,259) — (277,259)
1-day SOFR Annual 4.42% Annual 10/02/23
(a)
10/02/28 USD 79,636 113,603 18,175 95,428
0.02% Annual 6-mo. EURIBOR Semi-Annual N/A 08/26/31 EUR 29,481 7,260,295 — 7,260,295
1-day ESTR Annual 2.34% Annual 01/19/28
(a)
01/19/33 EUR 18,373 (636,712) — (636,712)
1-day SOFR Annual 3.14% Annual 05/12/28
(a)
05/12/33 USD 33,631 (1,230,875) — (1,230,875)
28-day MXIBTIIE Monthly 8.17% Monthly N/A 06/10/33 MXN 237,164 (1,134,830) — (1,134,830)
3-mo. JIBAR Quarterly 9.90% Quarterly N/A 09/20/33 ZAR 69,070 3,902 — 3,902
3-mo. JIBAR Quarterly 9.90% Quarterly N/A 09/20/33 ZAR 34,535 2,069 — 2,069
3-mo. JIBAR Quarterly 9.92% Quarterly N/A 09/20/33 ZAR 34,535 4,611 — 4,611
1-day SOFR Annual 4.31% Annual N/A 09/29/33 USD 307,603 703,338 21,645 681,693
4.25% Annual 1-day SOFR Annual N/A 09/29/43 USD 3,732 (7,845) 2,460 (10,305)
4.03% Annual 1-day SOFR Annual N/A 09/29/53 USD 102,970 (155,481) 29,345 (184,826)
$ (9,386,161) $ 155,206 $ (9,541,367)
(a)
Forward swap.
Centrally Cleared Inflation Swap s
Paid by the Fund Received by the Fund
Reference Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Harmonised Index of
Consumer Prices ex.
Tobacco All Items Monthly At Termination 2.69% At Termination 08/15/32 EUR 3,450 $ (70,009) $ — $ (70,009)

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Global Allocation V.I. Fund

OTC Credit Default Swap s — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Pitney Bowes, Inc. ......... 1.00 % Quarterly Barclays Bank plc 06/20/24 USD 95 $ 473 $ 4,595 $ (4,122)
Staples, Inc. ............. 5.00 Quarterly Barclays Bank plc 06/20/24 USD 185 3,831 7,840 (4,009)
Pitney Bowes, Inc. ......... 1.00 Quarterly Citibank NA 06/20/25 USD 300 19,917 45,265 (25,348)
Pitney Bowes, Inc. ......... 1.00 Quarterly Goldman Sachs International 06/20/25 USD 190 12,614 34,239 (21,625)
General Electric Co. ........ 1.00 Quarterly Morgan Stanley & Co. International plc 06/20/27 USD 237 (4,004) 3,715 (7,719)
General Electric Co. ........ 1.00 Quarterly Morgan Stanley & Co. International plc 06/20/27 USD 237 (4,004) 3,715 (7,719)
General Electric Co. ........ 1.00 Quarterly Morgan Stanley & Co. International plc 06/20/27 USD 316 (5,350) 4,648 (9,998)
BorgWarner, Inc. .......... 1.00 Quarterly BNP Paribas SA 12/20/27 USD 390 (6,171) 4,571 (10,742)
Ford Motor Co. ........... 5.00 Quarterly Morgan Stanley & Co. International plc 12/20/27 USD 500 (51,556) (10,984) (40,572)
Pitney Bowes, Inc. ......... 1.00 Quarterly Bank of America NA 12/20/27 USD 160 48,899 36,116 12,783
Pitney Bowes, Inc. ......... 1.00 Quarterly Barclays Bank plc 12/20/27 USD 120 36,674 26,358 10,316
Pitney Bowes, Inc. ......... 1.00 Quarterly Citibank NA 12/20/27 USD 70 21,393 16,184 5,209
Pitney Bowes, Inc. ......... 1.00 Quarterly Citibank NA 12/20/27 USD 100 30,562 23,794 6,768
Pitney Bowes, Inc. ......... 1.00 Quarterly Goldman Sachs International 12/20/27 USD 120 36,674 26,373 10,301
Xerox Corp. ............. 1.00 Quarterly Citibank NA 12/20/27 USD 120 9,072 11,831 (2,759)
Xerox Corp. ............. 1.00 Quarterly JPMorgan Chase Bank NA 12/20/27 USD 190 14,365 18,799 (4,434)
Credit Suisse Group Finance
Guernsey Ltd. .......... 1.00 Quarterly JPMorgan Chase Bank NA 06/20/28 EUR 3,100 (26,408) 104,409 (130,817)
Credit Suisse Group Finance
Guernsey Ltd. .......... 1.00 Quarterly JPMorgan Chase Bank NA 06/20/28 EUR 1,840 (15,675) 59,892 (75,567)
Paramount Global ......... 1.00 Quarterly Barclays Bank plc 06/20/28 USD 105 6,141 4,196 1,945
Paramount Global ......... 1.00 Quarterly Barclays Bank plc 06/20/28 USD 98 5,711 3,902 1,809
Paramount Global ......... 1.00 Quarterly JPMorgan Chase Bank NA 06/20/28 USD 485 28,395 20,322 8,073
Simon Property Group LP .... 1.00 Quarterly JPMorgan Chase Bank NA 06/20/28 USD 1,005 (4,249) 21,831 (26,080)
Ford Motor Co. ........... 5.00 Quarterly Morgan Stanley & Co. International plc 12/20/28 USD 175 (18,491) (16,334) (2,157)
Southwest Airlines Co. ...... 1.00 Quarterly Citibank NA 12/20/28 USD 1,415 11,119 11,378 (259)
$ – $ – $ –
$ 149,932 $ 466,655 $ (316,723)
$ – $ – $ –
OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Vistra Operations Co. LLC 5.00 % Quarterly
JPMorgan Chase Bank
NA 12/20/25 BB USD 527 $ 35,977 $ 20,724 $ 15,253
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Interest Rate Swaps
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
12.62% At Termination
1-day
BZDIOVER At Termination Citibank NA 01/02/24 BRL 196,363 $ (684) $ — $ (684)
1-day
BZDIOVER At Termination 13.15% At Termination JPMorgan Chase Bank NA 01/02/25 BRL 107,414 567,283 — 567,283
1-day
BZDIOVER At Termination 13.18% At Termination JPMorgan Chase Bank NA 01/02/25 BRL 107,360 579,071 — 579,071
1-day
BZDIOVER At Termination 13.22% At Termination Citibank NA 01/02/25 BRL 56,478 313,095 — 313,095
1-day
BZDIOVER At Termination 9.39% At Termination JPMorgan Chase Bank NA 01/02/25 BRL 82,238 (1,266,519) — (1,266,519)

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Global Allocation V.I. Fund

OTC Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day
BZDIOVER At Termination 9.42% At Termination JPMorgan Chase Bank NA 01/02/25 BRL 89,716 $ (1,361,654) $ — $ (1,361,654)
10.20% At Termination 1-day IBR At Termination
Goldman Sachs
International 02/28/25 COP 17,421,090 49,110 — 49,110
1-day
BZDIOVER At Termination 10.11% At Termination
Goldman Sachs
International 01/02/26 BRL 46,742 (113,288) — (113,288)
1-day
BZDIOVER At Termination 11.27% At Termination BNP Paribas SA 01/02/26 BRL 8,256 12,402 — 12,402
1-day
BZDIOVER At Termination 11.56% At Termination Barclays Bank plc 01/02/26 BRL 6,200 17,168 — 17,168
1-day
BZDIOVER At Termination 11.76% At Termination Citibank NA 01/02/26 BRL 4,776 17,922 — 17,922
1-day
BZDIOVER At Termination 11.78% At Termination JPMorgan Chase Bank NA 01/02/26 BRL 4,986 19,113 — 19,113
1-day
BZDIOVER At Termination 11.82% At Termination Barclays Bank plc 01/02/26 BRL 8,192 33,379 — 33,379
1-day
BZDIOVER At Termination 11.83% At Termination
Morgan Stanley & Co.
International plc 01/02/26 BRL 8,768 36,199 — 36,199
1-day
BZDIOVER At Termination 9.98% At Termination HSBC Bank plc 01/02/26 BRL 43,737 (128,132) — (128,132)
10.56% At Termination
1-day
BZDIOVER At Termination
Morgan Stanley & Co.
International plc 01/04/27 BRL 27,386 30,576 — 30,576
1-day
BZDIOVER At Termination 10.03% At Termination BNP Paribas SA 01/04/27 BRL 30,611 (165,045) — (165,045)
1-day
BZDIOVER At Termination 10.03% At Termination JPMorgan Chase Bank NA 01/04/27 BRL 34,174 (171,971) — (171,971)
1-day
BZDIOVER At Termination 10.05% At Termination
Goldman Sachs
International 01/04/27 BRL 86,994 (459,320) — (459,320)
1-day
BZDIOVER At Termination 10.10% At Termination Bank of America NA 01/04/27 BRL 32,564 (162,452) — (162,452)
1-day
BZDIOVER At Termination 10.12% At Termination Bank of America NA 01/04/27 BRL 43,391 (210,909) — (210,909)
1-day
BZDIOVER At Termination 10.12% At Termination BNP Paribas SA 01/04/27 BRL 41,632 (201,690) — (201,690)
1-day
BZDIOVER At Termination 10.12% At Termination BNP Paribas SA 01/04/27 BRL 232 (1,129) — (1,129)
1-day
BZDIOVER At Termination 10.32% At Termination Barclays Bank plc 01/04/27 BRL 70,121 (217,254) — (217,254)
1-day
BZDIOVER At Termination 8.65% At Termination
Goldman Sachs
International 01/04/27 BRL 3,043 (84,154) — (84,154)
1-day
BZDIOVER At Termination 9.95% At Termination Citibank NA 01/04/27 BRL 34,253 (188,377) — (188,377)
1-day
BZDIOVER At Termination 9.97% At Termination Bank of America NA 01/04/27 BRL 35,188 (190,232) — (190,232)
1-day
BZDIOVER At Termination 9.99% At Termination
Morgan Stanley & Co.
International plc 01/04/27 BRL 34,211 (179,621) — (179,621)
$ (3,427,113) $ — $ (3,427,113)

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Global Allocation V.I. Fund

(a)
The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.
The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:
OTC Total Return Swaps
Paid by the Fund Received by the Fund
Rate/Reference Frequency Rate/Reference Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day SOFR minus
1.05% ......... At Termination
iShares iBoxx
$ High Yield
Corporate Bond
ETF
At
Termination BNP Paribas SA 12/15/23 USD 67 $ (68,005) $ — $ (68,005)
iShares iBoxx $ High
Yield Corporate Bond
ETF ........... At Termination
1-day SOFR minus
1.50%
At
Termination BNP Paribas SA 12/15/23 USD 42 42,297 — 42,297
iShares iBoxx $
Investment Grade
Corporate Bond ETF At Termination
1-day SOFR minus
0.30%
At
Termination
JPMorgan Chase Bank
NA 12/15/23 USD 170 422,976 — 422,976
iShares iBoxx $
Investment Grade
Corporate Bond ETF At Termination
1-day SOFR minus
0.40%
At
Termination BNP Paribas SA 12/15/23 USD 156 388,638 — 388,638
0.00% ........... Quarterly
Citi Equity US 1W
Volatility Carry
Index Quarterly Citibank NA 03/15/24 USD 2,090 (1,644) — (1,644)
$ 784,262 $ — $ 784,262
OTC Total Return Swaps
Reference Entity
Payment
Frequency Counterparty
(a)
Termination
Date
Net
Notional
Accrued Unrealized
Appreciation
(Depreciation)
Net Value of
Reference
Entity
Gross
Notional
Amount
Net Asset
Percentage
Equity Securities Long/Short ... Monthly Citibank NA
(b)
02/26/24 $ (56,759,366) $ 801,019
(c)
$ (56,073,002) 1.3%
Monthly
JPMorgan Chase
Bank NA
(d)
11/10/23 (72,544,162) 2,712,295
(e)
(69,963,549) 1.7
$ 3,513,314 $ (126,036,551)
(b) (d)
Range: 80 basis points 15-1,300 basis points
Benchmarks: USD - 1D Overnight Bank Funding Rate (OBFR01) USD - 1D Overnight Bank Funding Rate (OBFR01)
(b) CitiBank NA
(c)
Amount includes $114,655 of net dividends and financing fees.
(d) JPMChase
(e)
Amount includes $131,682 of net dividends and financing fees.

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Global Allocation V.I. Fund

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Citibank NA, as of period end, termination date February 26, 2024:
Shares Value
% of Basket
Value
Reference Entity — Long
Common Stocks
Brazil
MercadoLibre, Inc. ........ 10 $ 12,679 (0.0) %
United States
Dollar General Corp. ....... 28 2,962 (0.0)
Total Reference Entity — Long ............ 15,641
Reference Entity — Short
Common Stocks
Belgium
D'ieteren Group .......... (1,243) (209,562) 0.4
Brazil
Cia de Saneamento Basico
do Estado de Sao Paulo
SABESP ............. (66,425) (809,937) 1.4
Suzano SA ............. (10,035) (107,965) 0.2
(917,902)
Canada
Brookfield Asset Management
Ltd., Class A .......... (17,741) (591,171) 1.1
Intact Financial Corp. ....... (1,118) (162,994) 0.3
Power Corp. of Canada ..... (27,026) (688,061) 1.2
Restaurant Brands International,
Inc. ................. (8,519) (567,306) 1.0
TC Energy Corp. .......... (16,526) (568,326) 1.0
(2,577,858)
China
China Overseas Land &
Investment Ltd. ........ (147,500) (304,766) 0.5
China Vanke Co. Ltd., Class H (126,393) (139,031) 0.3
Li Ning Co. Ltd. ........... (30,000) (125,271) 0.2
Xiaomi Corp., Class B ...... (311,600) (488,155) 0.9
XPeng, Inc., Class A ....... (225,900) (2,064,144) 3.7
Zhuzhou CRRC Times Electric
Co. Ltd., Class H ....... (64,000) (221,052) 0.4
ZTE Corp., Class H ........ (40,800) (122,775) 0.2
(3,465,194)
Denmark
Tryg A/S ............... (7,028) (128,608) 0.2
Finland
Metso OYJ .............. (23,954) (251,202) 0.5
Nordea Bank Abp ......... (27,211) (298,334) 0.5
(549,536)
Germany
HelloFresh SE ........... (4,655) (138,321) 0.2
Vonovia SE ............. (65,202) (1,562,129) 2.8
(1,700,450)
Italy
Nexi SpA ............... (35,151) (214,178) 0.4
Telecom Italia SpA ........ (3,525,907) (1,099,610) 1.9
(1,313,788)
Japan
Advantest Corp. .......... (3,700) (103,206) 0.2
Ajinomoto Co., Inc. ........ (4,600) (177,370) 0.3
ENEOS Holdings, Inc. ...... (95,100) (374,327) 0.7
Shares Value
% of Basket
Value
Japan (continued)
Hitachi Ltd. ............. (5,000) $ (309,888) 0.6%
Lasertec Corp. ........... (4,100) (637,601) 1.2
MatsukiyoCocokara & Co. ... (56,500) (1,012,086) 1.8
Mercari, Inc. ............. (5,600) (120,486) 0.2
NEC Corp. .............. (3,300) (182,235) 0.3
Olympus Corp. ........... (31,000) (402,488) 0.7
Recruit Holdings Co. Ltd. .... (24,400) (746,519) 1.3
Resona Holdings, Inc. ...... (18,800) (103,949) 0.2
SoftBank Group Corp. ...... (8,200) (345,429) 0.6
Sony Group Corp. ......... (3,400) (278,037) 0.5
SUMCO Corp. ........... (108,100) (1,406,703) 2.5
TDK Corp. .............. (3,500) (129,396) 0.2
(6,329,720)
Mexico
America Movil SAB de CV ... (1,753,698) (1,514,454) 2.7
Netherlands
Heineken Holding NV ...... (5,355) (403,560) 0.7
Heineken NV ............ (1,998) (176,147) 0.3
Koninklijke Philips NV ...... (50,091) (999,428) 1.8
(1,579,135)
Norway
Aker ASA, Class A ......... (914) (56,165) 0.1
Aker BP ASA ............ (21,849) (603,296) 1.1
Salmar ASA ............. (12,199) (617,861) 1.1
(1,277,322)
Poland
InPost SA .............. (8,019) (92,960) 0.2
KGHM Polska Miedz SA ..... (10,879) (277,148) 0.5
LPP SA ................ (63) (186,982) 0.3
(557,090)
South Korea
Kakao Corp. ............. (20,928) (683,019) 1.2
LG Chem Ltd. ............ (340) (124,486) 0.2
LS Corp. ............... (178) (13,361) 0.1
(820,866)
Sweden
Electrolux AB, Class B ...... (15,185) (156,482) 0.3
EQT AB ................ (13,803) (271,960) 0.5
Essity AB, Class B ........ (10,141) (218,714) 0.4
Fastighets AB Balder, Class B . (123,695) (554,502) 1.0
Sagax AB, Class B ........ (9,355) (177,703) 0.3
(1,379,361)
Switzerland
SIG Group AG ........... (71,001) (1,749,138) 3.1
Sika AG (Registered) ....... (969) (245,507) 0.5
Straumann Holding AG
(Registered) ........... (3,128) (398,129) 0.7
(2,392,774)
United Kingdom
Rentokil Initial plc ......... (48,430) (359,574) 0.6
United States
Aflac, Inc. .............. (3,102) (238,079) 0.4
Airbnb, Inc., Class A ....... (2,430) (333,420) 0.6
Arch Capital Group Ltd. ..... (2,012) (160,377) 0.3
Arista Networks, Inc. ....... (2,590) (476,379) 0.9
Blackstone, Inc. .......... (12,053) (1,291,358) 2.3
Broadridge Financial Solutions,
Inc. ................. (1,287) (230,437) 0.4
Celanese Corp. .......... (15,391) (1,931,878) 3.4

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Global Allocation V.I. Fund

Shares Value
% of Basket
Value
United States (continued)
Charles River Laboratories
International, Inc. ....... (1,749) $ (342,769) 0.6%
Church & Dwight Co., Inc. ... (4,488) (411,235) 0.7
Constellation Energy Corp. ... (24,654) (2,689,258) 4.8
Discover Financial Services .. (1,837) (159,139) 0.3
Enphase Energy, Inc. ....... (1,386) (166,528) 0.3
Equifax, Inc. ............. (69) (12,639) 0.0
Gen Digital, Inc. .......... (30,904) (546,383) 1.0
Generac Holdings, Inc. ..... (5,115) (557,330) 1.0
Haleon plc .............. (43,716) (181,207) 0.3
Hasbro, Inc. ............. (21,266) (1,406,533) 2.5
Illumina, Inc. ............ (8,489) (1,165,370) 2.1
Iron Mountain, Inc. ........ (3,259) (193,748) 0.3
KKR & Co., Inc. .......... (15,286) (941,618) 1.7
Lamb Weston Holdings, Inc. .. (14,551) (1,345,386) 2.4
Mosaic Co. (The) ......... (2,887) (102,777) 0.2
Newell Brands, Inc. ........ (21,658) (195,572) 0.4
Occidental Petroleum Corp. .. (2,863) (185,751) 0.3
Old Dominion Freight Line, Inc. (42) (17,184) 0.0
ON Semiconductor Corp. .... (1,492) (138,681) 0.2
Oracle Corp. ............ (5,178) (548,454) 1.0
Paramount Global, Class B ... (151,278) (1,951,486) 3.5
PayPal Holdings, Inc. ...... (8,518) (497,962) 0.9
Quanta Services, Inc. ...... (5,598) (1,047,218) 1.9
Raymond James Financial, Inc. (2,062) (207,087) 0.4
Republic Services, Inc. ..... (3,963) (564,767) 1.0
Revvity, Inc. ............. (1,640) (181,548) 0.3
Southwest Airlines Co. ...... (124,841) (3,379,446) 6.0
Take-Two Interactive Software,
Inc. ................. (22,280) (3,127,889) 5.6
Teledyne Technologies, Inc. .. (1,069) (436,772) 0.8
Tyson Foods, Inc., Class A ... (12,469) (629,560) 1.1
Waste Management, Inc. .... (5,286) (805,798) 1.4
(28,799,023)
Preferred Securities
Germany
Sartorius AG (Preference) ... (639) (216,426) 0.4
Total Reference Entity — Short ............ (56,088,643)
Net Value of Reference Entity — Citibank NA ..
$ (56,073,002)
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with JPMorgan Chase
Bank NA, as of period end, termination date November 10, 2023:
Shares Value
% of Basket
Value
Reference Entity — Long
Common Stocks
United States
Banc of California, Inc. ...... 14,319 177,269 (0.3)
Reference Entity — Short
Common Stocks
Australia
Computershare Ltd. ........ (134,075) (2,234,298) 3.2
Evolution Mining Ltd. ....... (73,054) (152,506) 0.2
Fortescue Metals Group Ltd. .. (10,137) (134,752) 0.2
Goodman Group .......... (18,570) (254,517) 0.4
IDP Education Ltd. ........ (14,601) (199,818) 0.3
IGO Ltd. ............... (20,332) (163,165) 0.2
Lendlease Corp. Ltd. ....... (42,767) (196,130) 0.3
Lynas Rare Earths Ltd. ..... (210,707) (909,975) 1.3
Shares Value
% of Basket
Value
Australia (continued)
Macquarie Group Ltd. ...... (3,103) $ (332,294) 0.5%
Mineral Resources Ltd. ..... (21,135) (907,574) 1.3
Santos Ltd. ............. (28,074) (141,522) 0.2
Suncorp Group Ltd. ........ (36,211) (322,627) 0.4
(5,949,178)
Belgium
D'ieteren Group .......... (2,197) (370,400) 0.5
Brazil
Banco BTG Pactual SA ..... (19,554) (120,711) 0.2
BRF SA ................ (112,398) (229,870) 0.3
Hapvida Participacoes e
Investimentos SA ....... (2,904,255) (2,727,136) 3.9
Localiza Rent a Car SA ..... (114,961) (1,342,513) 1.9
MercadoLibre, Inc. ........ (10) (12,679) 0.0
(4,432,909)
Canada
Cenovus Energy, Inc. ....... (6,859) (142,810) 0.2
Great-West Lifeco, Inc. ..... (6,722) (192,319) 0.3
Intact Financial Corp. ....... (3,647) (531,698) 0.7
Power Corp. of Canada ..... (22,015) (560,485) 0.8
Restaurant Brands International,
Inc. ................. (5,964) (397,161) 0.6
(1,824,473)
China
China Southern Airlines Co. Ltd.,
Class H .............. (648,000) (314,202) 0.5
Flat Glass Group Co. Ltd., Class
H .................. (236,000) (527,982) 0.8
Fuyao Glass Industry Group Co.
Ltd., Class H .......... (33,200) (151,867) 0.2
Li Ning Co. Ltd. ........... (137,500) (574,156) 0.8
PICC Property & Casualty Co.
Ltd., Class H .......... (478,000) (612,074) 0.9
Shandong Gold Mining Co. Ltd.,
Class H .............. (233,250) (438,856) 0.6
Xiaomi Corp., Class B ...... (1,169,600) (1,832,305) 2.6
XPeng, Inc., Class A ....... (34,600) (316,155) 0.5
Zhuzhou CRRC Times Electric
Co. Ltd., Class H ....... (47,600) (164,407) 0.2
(4,932,004)
Finland
Metso OYJ .............. (31,239) (327,599) 0.5
France
Sartorius Stedim Biotech .... (6,246) (1,485,945) 2.1
Germany
HelloFresh SE ........... (39,382) (1,170,217) 1.7
HOCHTIEF AG ........... (2,410) (243,010) 0.3
Talanx AG .............. (2,877) (182,085) 0.3
(1,595,312)
Hong Kong
Sino Biopharmaceutical Ltd. .. (468,000) (168,458) 0.2
Italy
Telecom Italia SpA ........ (508,481) (158,578) 0.2
Japan
Advantest Corp. .......... (31,200) (870,278) 1.2
Fujitsu General Ltd. ........ (7,600) (142,782) 0.2
Mercari, Inc. ............. (40,500) (871,375) 1.2
Mitsui Fudosan Co. Ltd. ..... (6,800) (149,763) 0.2
Nikon Corp. ............. (32,000) (337,021) 0.5

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Global Allocation V.I. Fund

Shares Value
% of Basket
Value
Japan (continued)
Olympus Corp. ........... (93,300) $ (1,211,359) 1.7%
Park24 Co. Ltd. .......... (12,800) (162,185) 0.2
Rakuten Group, Inc. ....... (426,600) (1,752,812) 2.5
SBI Holdings, Inc. ......... (20,000) (420,916) 0.6
Socionext, Inc. ........... (5,800) (571,545) 0.8
SoftBank Group Corp. ...... (17,600) (741,410) 1.1
Square Enix Holdings Co. Ltd. . (13,400) (459,156) 0.7
SUMCO Corp. ........... (35,200) (458,057) 0.7
Sumitomo Corp. .......... (6,300) (125,735) 0.2
(8,274,394)
Luxembourg
Reinet Investments SCA .... (8,633) (189,556) 0.3
Netherlands
Koninklijke Philips NV ...... (12,631) (252,017) 0.4
Poland
Bank Polska Kasa Opieki SA . (6,787) (156,072) 0.2
InPost SA .............. (67,680) (784,580) 1.1
ORLEN SA ............. (14,568) (195,179) 0.3
(1,135,831)
Singapore
Sea Ltd., ADR, Class A ..... (42,134) (1,851,789) 2.6
South Africa
Sasol Ltd. .............. (14,195) (194,858) 0.3
South Korea
Delivery Hero SE ......... (10,882) (310,719) 0.5
Kakao Corp. ............. (7,811) (254,924) 0.4
LG Electronics, Inc. ........ (2,177) (162,442) 0.2
Lotte Energy Materials Corp. .. (5,324) (156,481) 0.2
LS Corp. ............... (854) (64,101) 0.1
POSCO Future M Co. Ltd. ... (5,109) (1,351,574) 1.9
POSCO Holdings, Inc. ...... (1,486) (585,438) 0.8
SK Innovation Co. Ltd. ...... (2,597) (284,944) 0.4
SK, Inc. ................ (2,310) (249,773) 0.4
Yuhan Corp. ............. (872) (48,949) 0.1
(3,469,345)
Sweden
Securitas AB, Class B ...... (17,962) (142,028) 0.2
Switzerland
Bachem Holding AG ....... (11,634) (858,112) 1.2
Tecan Group AG (Registered) . (2,277) (765,348) 1.1
UBS Group AG (Registered) .. (20,713) (510,206) 0.8
(2,133,666)
Taiwan
Powerchip Semiconductor
Manufacturing Corp. ..... (39,000) (32,157) 0.0
United Kingdom
Centrica plc ............. (162,378) (305,419) 0.4
Ocado Group plc ......... (111,719) (812,296) 1.2
(1,117,715)
United States
Air Transport Services Group,
Inc. ................. (5,985) (124,907) 0.2
Airbnb, Inc., Class A ....... (1,536) (210,755) 0.3
Avery Dennison Corp. ...... (3,369) (615,415) 0.9
Bank of America Corp. ...... (8,627) (236,207) 0.3
Bank of Hawaii Corp. ....... (6,713) (333,569) 0.5
BankUnited, Inc. .......... (6,865) (155,836) 0.2
Banner Corp. ............ (5,013) (212,451) 0.3
Shares Value
% of Basket
Value
United States (continued)
Block, Inc., Class A ........ (2,490) $ (110,207) 0.2%
Boston Properties, Inc. ...... (31,376) (1,866,244) 2.7
Brandywine Realty Trust .... (1,273) (5,779) 0.0
Broadridge Financial Solutions,
Inc. ................. (6,504) (1,164,541) 1.7
Celanese Corp. .......... (2,721) (341,540) 0.5
Charles River Laboratories
International, Inc. ....... (9,536) (1,868,865) 2.7
Charles Schwab Corp. (The) .. (9,586) (526,271) 0.7
Church & Dwight Co., Inc. ... (8,129) (744,860) 1.1
Community Bank System, Inc. . (10,103) (426,448) 0.6
Crown Castle, Inc. ......... (2,979) (274,157) 0.4
Darden Restaurants, Inc. .... (1,591) (227,863) 0.3
Dollar General Corp. ....... (28) (2,962) 0.0
DXC Technology Co. ....... (26,903) (560,390) 0.8
Enphase Energy, Inc. ....... (1,178) (141,537) 0.2
EPAM Systems, Inc. ....... (2,796) (714,909) 1.0
Equifax, Inc. ............. (1,056) (193,438) 0.3
FB Financial Corp. ........ (8,925) (253,113) 0.4
Fiserv, Inc. .............. (2,600) (293,696) 0.4
Frontier Communications Parent,
Inc. ................. (7,768) (121,569) 0.2
Generac Holdings, Inc. ..... (1,574) (171,503) 0.2
General Electric Co. ....... (1,305) (144,268) 0.2
Glacier Bancorp, Inc. ....... (8,122) (231,477) 0.3
Independent Bank Group, Inc. . (6,760) (267,358) 0.4
International Business Machines
Corp. ............... (1,913) (268,394) 0.4
Iron Mountain, Inc. ........ (6,842) (406,757) 0.6
James Hardie Industries plc,
ADR ................ (4,990) (130,505) 0.2
KKR & Co., Inc. .......... (7,666) (472,226) 0.7
Laboratory Corp. of America
Holdings ............. (853) (171,496) 0.2
Lamb Weston Holdings, Inc. .. (5,715) (528,409) 0.7
Martin Marietta Materials, Inc. . (331) (135,869) 0.2
Morgan Stanley .......... (2,450) (200,092) 0.3
Newell Brands, Inc. ........ (5,093) (45,990) 0.1
OceanFirst Financial Corp. ... (8,566) (123,950) 0.2
Old Dominion Freight Line, Inc. (806) (329,767) 0.5
ON Semiconductor Corp. .... (1,977) (183,762) 0.3
Oracle Corp. ............ (1,956) (207,180) 0.3
Pacific Premier Bancorp, Inc. . (6,482) (141,048) 0.2
PacWest Bancorp ......... (21,798) (172,422) 0.2
PayPal Holdings, Inc. ...... (3,977) (232,495) 0.3
Pool Corp. .............. (1,275) (454,028) 0.6
Prosperity Bancshares, Inc. .. (3,788) (206,749) 0.3
Ralph Lauren Corp. ........ (1,802) (209,194) 0.3
Raymond James Financial, Inc. (7,456) (748,806) 1.1
Republic Services, Inc. ..... (1,007) (143,508) 0.2
Revvity, Inc. ............. (9,972) (1,103,900) 1.6
Sabre Corp. ............. (12,292) (55,191) 0.1
Simmons First National Corp.,
Class A .............. (14,002) (237,474) 0.3
Simon Property Group, Inc. .. (2,169) (234,317) 0.3
STERIS plc ............. (6,034) (1,323,980) 1.9
Targa Resources Corp. ..... (3,825) (327,879) 0.5
Truist Financial Corp. ....... (16,365) (468,203) 0.7
Tyson Foods, Inc., Class A ... (4,700) (237,303) 0.3
Valley National Bancorp ..... (54,961) (470,466) 0.7
VF Corp. ............... (58,079) (1,026,256) 1.5
Washington Federal, Inc. .... (8,916) (228,428) 0.3
Welltower, Inc. ........... (2,113) (173,097) 0.2
Western Alliance Bancorp .... (9,418) (432,945) 0.6
Xerox Holdings Corp. ....... (3,714) (58,273) 0.1

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Global Allocation V.I. Fund

Shares Value
% of Basket
Value
United States (continued)
Zions Bancorp NA ......... (3,111) $ (108,543) 0.1%
(24,541,037)
Rights
Brazil
Localiza Rent a Car SA ..... (842) (2,998) 0.0
Investment Companies
United States
iShares iBoxx $ Investment
Grade Corporate Bond ETF (39,500) (4,029,790) 5.8
Preferred Securities
Brazil
Alpargatas SA (Preference) .. (154,221) (248,518) 0.4
Germany
Sartorius AG (Preference) ... (3,780) (1,280,263) 1.8
Total Reference Entity — Short ............ (70,140,818)
Net Value of Reference Entity — JPMorgan Chase
Bank NA ............................
$ (69,963,549)
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day BZDIOVER ..................................... Overnight Brazil CETIP — Interbank Rate 0.05%
1-day ESTR ......................................... Euro Short-Term Rate 3.88
1-day IBR ........................................... Colombian Reference Banking Indicator 12.29
1-day SOFR ......................................... Secured Overnight Financing Rate 5.32
1-day SONIA ......................................... Sterling Overnight Index Average 5.19
28-day MXIBTIIE ...................................... Mexico Interbank TIIE 28-Day 11.50
3-mo. CD_KSDA ...................................... Certificates of Deposit by the Korean Securities Dealers Association 3.83
3-mo. JIBAR ......................................... Johannesburg Interbank Average Rate 8.33
6-mo. EURIBOR ...................................... Euro Interbank Offered Rate 4.13
6-mo. WIBOR ........................................ Warsaw Interbank Offered Rate 5.53

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Global Allocation V.I. Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value ("NAV") as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Consolidated Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities
Cayman Islands ........................................ $ — $ 26,665,099 $ — $ 26,665,099
Ireland .............................................. — 1,776,869 — 1,776,869
Jersey, Channel Islands ................................... — 943,367 — 943,367
United States .......................................... — 27,173,078 5,193,030 32,366,108
Common Stocks
Australia ............................................. — 19,244,568 49 19,244,617
Belgium ............................................. — 985,348 — 985,348
Brazil ............................................... 6,790,896 — — 6,790,896
Canada ............................................. 58,262,905 — — 58,262,905
Cayman Islands ........................................ — — 608,185 608,185
China ............................................... 1,280,833 34,449,329 334,020 36,064,182
Denmark ............................................. — 13,131,580 — 13,131,580
Finland .............................................. — 1,719,733 — 1,719,733
France .............................................. — 112,268,236 — 112,268,236
Germany ............................................ 2,211,372 77,928,759 — 80,140,131
Hong Kong ........................................... — 11,267,165 — 11,267,165
India ............................................... — 1,624,900 1,469,497 3,094,397
Indonesia ............................................ — 668,128 — 668,128
Ireland .............................................. — 1,781,120 — 1,781,120
Israel ............................................... 11,752,950 — — 11,752,950
Italy ................................................ — 24,621,713 — 24,621,713
Japan ............................................... — 168,804,244 — 168,804,244
Jordan .............................................. — 201,546 — 201,546
Luxembourg .......................................... — 607,475 — 607,475
Mexico .............................................. 4,559,511 — — 4,559,511
Netherlands ........................................... 11,173,729 87,499,511 — 98,673,240
Norway .............................................. — 2,952,439 — 2,952,439
Peru ................................................ 305,208 — — 305,208
Saudi Arabia .......................................... — 777,237 — 777,237
Singapore ............................................ — 5,047,347 — 5,047,347
South Africa ........................................... 476,126 1,222,704 — 1,698,830
South Korea .......................................... — 20,869,988 — 20,869,988
Spain ............................................... — 21,461,825 — 21,461,825

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Global Allocation V.I. Fund

Level 1 Level 2 Level 3 Total
Sweden ............................................. $ — $ 10,490,712 $ — $ 10,490,712
Switzerland ........................................... — 31,270,270 — 31,270,270
Taiwan .............................................. — 23,121,180 — 23,121,180
United Arab Emirates .................................... — — 3 3
United Kingdom ........................................ 6,103,724 91,434,096 — 97,537,820
United States .......................................... 1,504,483,526 66,752,457 24,278,786 1,595,514,769
Corporate Bonds
Australia ............................................. — 922,039 15,010,911 15,932,950
Austria .............................................. — 609,796 — 609,796
Belgium ............................................. — 675,196 — 675,196
Brazil ............................................... — 3,640,355 — 3,640,355
Canada ............................................. — 14,689,905 — 14,689,905
Chile ............................................... — 723,300 — 723,300
China ............................................... — 2,900,116 — 2,900,116
Colombia ............................................ — 916,873 — 916,873
Costa Rica ........................................... — 205,854 — 205,854
Dominican Republic ..................................... — 293,304 — 293,304
France .............................................. — 7,682,832 2,081,725 9,764,557
Germany ............................................ — 14,198,208 2,279,431 16,477,639
Guatemala ........................................... — 305,697 — 305,697
Hong Kong ........................................... — 794,859 — 794,859
India ............................................... — 2,992,280 — 2,992,280
Indonesia ............................................ — 1,445,515 — 1,445,515
Ireland .............................................. — 442,716 — 442,716
Israel ............................................... — 5,585,608 — 5,585,608
Italy ................................................ — 16,527,464 2,589,525 19,116,989
Japan ............................................... — 1,844,779 — 1,844,779
Kuwait .............................................. — 726,598 — 726,598
Luxembourg .......................................... — 8,697,979 — 8,697,979
Macau .............................................. — 1,687,275 — 1,687,275
Malaysia ............................................. — 924,422 — 924,422
Mexico .............................................. — 784,278 — 784,278
Netherlands ........................................... — 5,349,075 — 5,349,075
Oman ............................................... — 607,312 — 607,312
Peru ................................................ — 356,598 — 356,598
Singapore ............................................ — 461,213 — 461,213
South Africa ........................................... — 822,058 — 822,058
South Korea .......................................... — 2,476,709 — 2,476,709
Spain ............................................... — 1,865,180 — 1,865,180
Sweden ............................................. — 4,588,701 — 4,588,701
Switzerland ........................................... — 5,266,195 — 5,266,195
Thailand ............................................. — 1,916,903 — 1,916,903
Turkey .............................................. — — 1,551,500 1,551,500
Ukraine ............................................. — 527,490 — 527,490
United Arab Emirates .................................... — 6,195,579 — 6,195,579
United Kingdom ........................................ — 40,123,658 — 40,123,658
United States .......................................... — 174,960,197 25,580,954 200,541,151
Zambia .............................................. — 3,821,684 — 3,821,684
Fixed Rate Loan Interests .................................. — — 4,629,118 4,629,118
Floating Rate Loan Interests
Belgium ............................................. — 2,363,669 — 2,363,669
France .............................................. — 7,426,560 — 7,426,560
Germany ............................................ — 3,712,304 — 3,712,304
Jersey, Channel Islands ................................... — — 3,620,662 3,620,662
Luxembourg .......................................... — — 6,391,196 6,391,196
Netherlands ........................................... — 16,251,008 5,121,451 21,372,459
Spain ............................................... — — 5,621,059 5,621,059
Sweden ............................................. — 850,802 — 850,802
United Kingdom ........................................ — 4,328,316 12,718,054 17,046,370
United States .......................................... — 31,460,252 45,289,267 76,749,519
Foreign Agency Obligations ................................. — 4,936,218 — 4,936,218
Foreign Government Obligations .............................. — 268,773,708 — 268,773,708
Investment Companies .................................... 49,470,365 — — 49,470,365
Non-Agency Mortgage-Backed Securities
Fair Value Hierarchy as of Period End (continued)

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Global Allocation V.I. Fund

Level 1 Level 2 Level 3 Total
Bermuda ............................................. $ — $ 975,050 $ — $ 975,050
Cayman Islands ........................................ — 1,785,782 — 1,785,782
United States .......................................... — 113,207,414 14,488,883 127,696,297
Other Interests .......................................... — — 6,743,752 6,743,752
Preferred Securities
Brazil ............................................... 1,398,245 — 5,536,164 6,934,409
China ............................................... — — 13,463,688 13,463,688
Germany ............................................ — 5,385,557 8,868,945 14,254,502
India ............................................... — — 1,039,419 1,039,419
Israel ............................................... — — 7,094,336 7,094,336
Sweden ............................................. — — 654,997 654,997
United Kingdom ........................................ — — 2,563,676 2,563,676
United States .......................................... 5,839,645 662,993 68,200,771 74,703,409
U.S. Government Sponsored Agency Securities .................... — 199,528,359 — 199,528,359
U.S. Treasury Obligations ................................... — 214,545,001 — 214,545,001
Warrants .............................................. 37,346 1,396 322,058 360,800
Short-Term Securities
Foreign Government Obligations .............................. — 40,521,711 — 40,521,711
Money Market Funds ...................................... 253,230,632 — — 253,230,632
U.S. Treasury Obligations ................................... — 368,657 — 368,657
Options Purchased
Credit contracts .......................................... — 73,540 — 73,540
Equity contracts .......................................... 5,492,138 329,957 — 5,822,095
Foreign currency exchange contracts ........................... — 1,339,637 — 1,339,637
Interest rate contracts ...................................... — 2,919,012 — 2,919,012
Liabilities
Investment Sold Short
Common Stocks ......................................... (6,666,478) — — (6,666,478)
Unfunded Floating Rate Loan Interests
(a)
.............................. — — (24,032) (24,032)
$ 1,916,202,673 $ 2,150,064,726 $ 293,321,080 $ 4,359,588,479
Investments Valued at NAV
(b)
...................................... 122,729,272
$ 4,482,317,751
Derivative Financial Instruments
(c)
Assets
Credit contracts ........................................... $ — $ 1,794,396 $ — $ 1,794,396
Equity contracts ........................................... 6,283,788 4,681,933 — 10,965,721
Foreign currency exchange contracts ............................ — 2,523,273 — 2,523,273
Interest rate contracts ....................................... 22,085,489 20,234,011 — 42,319,500
Liabilities
Credit contracts ........................................... — (546,816) — (546,816)
Equity contracts ........................................... (6,719,286) (1,260,695) — (7,979,981)
Foreign currency exchange contracts ............................ — (8,385,492) — (8,385,492)
Interest rate contracts ....................................... (12,382,126) (49,452,438) — (61,834,564)
Other contracts ........................................... — (70,009) — (70,009)
$ 9,267,865 $ (30,481,837) $ — $ (21,213,972)
(a)
Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)
Certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(c)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.
Fair Value Hierarchy as of Period End (continued)

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Global Allocation V.I. Fund

A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
Asset-
Backed
Securities
Common
Stocks
Corporate
Bonds
Fixed
Rate
Loan
Interest
Floating
Rate
Loan
Interests
Non-Agency
Mortgage-
Backed
Securities
Options
Purchased
Other
Interests
Preferred
Securities
Unfunded
Floating
Rate Loan
Interests Warrants Total
Investments
Assets/Liabilities
Opening balance, as of
December 31, 2022 .. $ 342,182 $ 27,738,105 $ 40,413,096 $ — $ 75,979,649 $ 22,117,667 $ 395,967 $ 9,443,851 $ 108,621,752 $ (73,117) $ 146,425 $ 285,125,577
Transfers into Level 3 ... — 605,211 2,284,340 — 917,144 — — — — — — 3,806,695
Transfers out of Level 3 .. (342,182) — (2,010,530) — (4,167,727) (10,438,804) — — — 49,085 — (16,910,158)
Other
(a)
............. 5,094,542 — (5,094,542) 5,774,033 (5,774,033) — — — — — — —
Accrued discounts/
premiums ......... — — (465,770) 5,448 216,483 29,653 — — — — — (214,186)
Net realized gain (loss) .. — (46) (396,625) 4,276 (177,626) 1,826 (480,714) — — — — (1,048,909)
Net change in unrealized
appreciation
(depreciation)
(b)
..... 98,488 (5,863,110) (7,763,418) 81,770 2,304,559 (727,188) 84,747 (2,700,099) (3,359,455) — 175,633 (17,668,073)
Purchases ........... — 4,867,265 25,007,096 — 22,190,893 4,361,926 — — 7,719,183 — — 64,146,363
Sales .............. — (656,885) (2,879,601) (1,236,409) (12,727,653) (856,197) — — (5,559,484) — — (23,916,229)
Closing balance, as of
September 30, 2023 ..
$ 5,193,030 $ 26,690,540 $ 49,094,046 $ 4,629,118 $ 78,761,689 $ 14,488,883 $ —
$ 6,743,752
$ 107,421,996 $ (24,032) $ 322,058 $ 293,321,080
Net change in unrealized
appreciation
(depreciation) on
investments still held at
September 30, 2023
(b)
.
$ 98,488 $ (6,310,102) $ (8,064,765) $ 81,770 $ 2,132,073 $ (727,188) $ —
$ (2,700,099)
$ (1,761,887) $ 49,085 $ 319,666 $ (16,882,959)
(a)
Certain Level 3 investments were re-classified between Asset-Backed Securities, Corporate Bonds, Fixed Rate Loan Interests and Floating Rate Loan Interests.
(b)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at September 30, 2023 is generally due to investments no longer held or categorized as Level 3 at period end.

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Global Allocation V.I. Fund

The following table summarizes the valuation approaches used and unobservable inputs utilized by the Valuation Committee to determine the value of certain of the Fund’s
Level 3 financial instruments as of period end. The table does not include Level 3 financial instruments with values based upon unadjusted third-party pricing information in the amount of $33,104,781. A significant change in the third-party information could result in a significantly lower or higher value of such Level 3 investments.
Value
Valuation
Approach Unobservable Inputs
Range of
Unobservable
Inputs Utilized
(a)
Weighted
Average of
Unobservable
Inputs Based on Fair
Value
Assets
Asset-Backed Securities ........................ $ 5,193,030 Income Discount Rate 9% —
Commercial Mortgage-Backed Securities .............. 2,513,940 Income Credit Spread 517 —
Common Stocks ............................. 26,356,465 Market Revenue Multiple 1.40x - 16.00x 4.13x
Volatility 37% - 51% 42%
Time to Exit 1.0 - 1.4 years 1.1 years
EBIDTA Multiple 10.59x —
Gross Profit Multiple 14.25x —
Corporate Bonds ............................. 45,764,523 Income Discount Rate 8% - 29% 14%
Credit Spread 422 —
Floating Rate Loan Interests ...................... 61,271,418 Income Discount Rate 4% - 19% 12%
Credit Spread 273 - 475 364
Market EBIDTA Multiple 6.25x —
Fixed Rate Loan Interests ........................ 4,629,118 Income Discount Rate 14% —
Other Interests .............................. 6,743,752 Income Discount Rate 8% - 10% 9%
Preferred Stocks ............................. 107,421,996 Market Revenue Multiple 0.16x - 33.75x 13.96x
EBIDTAR Multiple 7.25x —
Volatility 37% - 80% 61%
Time to Exit 1.0 - 5.0 years 2.8 years
Market Adjustment
Multiple
1.20x —
Gross Profit Multiple 7.25x - 30.00x 21.92x
Income Discount Rate 12% —
Warrants .................................. 322,057 Market Revenue Multiple 11.16x - 33.75x 15.83x
Volatility 40% - 65% 64%
Time to Exit 0.3 - 4.0 years 3.4 years
$ 260,216,299
(a)
A significant change in unobservable input would have resulted in a correlated (inverse) significant change to value.

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Global Allocation V.I. Fund

Currency Abbreviation
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CLP Chilean Peso
CNH Chinese Yuan Offshore
CNY Chinese Yuan
COP Colombian Peso
CZK Czech Koruna
DKK Danish Krone
EUR Euro
GBP British Pound
HKD Hong Kong Dollar
HUF Hungarian Forint
IDR Indonesian Rupiah
ILS Israeli New S hekel
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
MYR Malaysian Ringgit
NOK Norwegian Krone
NZD New Zealand Dollar
PLN Polish Zloty
SGD Singapore Dollar
THB Thai Baht
TWD Taiwan New Dollar
USD United States Dollar
ZAR South African Rand
Portfolio Abbreviation
ADR American Depositary Receipts
BZDIOVER Overnight Brazil CETIP — Interbank Rate
CD_KSDA Certificates of Deposit by the Korean Securities Dealers Association
CDI Crest Depository Interests
CLO Collateralized Loan Obligation
CSMC Credit Suisse Mortgage Capital
CVA Certification Van Aandelon (Dutch Certificate)
DAC Designated Activity Company
ESTR Euro Short-Term Rate
ETF Exchange-Traded Fund
EURIBOR Euro Interbank Offered Rate
GUKG1 UK Government Bond 1 Year Note Generic Bid Yield
IBR Colombian Reference Banking Indicator
JIBAR Johannesburg Interbank Average Rate
LIBOR London Interbank Offered Rate
MSCI Morgan Stanley Capital International
MXIBTIIE Mexico Interbank TIIE 28-Day
NASDAQ National Association of Securities Dealers Automated
OTC Over-the-counter
PCL Public Company Limited
PIK Payment-In-Kind
PJSC Public Joint Stock Company
SCA Svenska Cellulosa Aktiebolaget
SONIA Sterling Overnight Interbank Average Rate
SOFR Secured Overnight Financing Rate
SPDR Standard & Poor’s Depositary Receipts
TIPS Treasury Inflation Protected Securities
WIBOR Warsaw Interbank Offered Rate